              As filed with the Securities and Exchange Commission
                                on May 30, 1997
                      Registration No. 33-42927; 811-6419

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ ]

                                                                        [X]

                        Post-Effective Amendment No. 32

                                      And

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

                                Amendment No. 33
                        (Check appropriate box or boxes)

                             ----------------------

                             STAGECOACH FUNDS, INC.
               (Exact Name of Registrant as specified in Charter)
                               111 Center Street
                          Little Rock, Arkansas  72201
          (Address of Principal Executive Offices, including Zip Code)

                             ----------------------

      Registrant's Telephone Number, including Area Code:  (800) 643-9691
                             Richard H. Blank, Jr.
                               c/o Stephens Inc.
                               111 Center Street
                          Little Rock, Arkansas  72201
                    (Name and Address of Agent for Service)
                                With a copy to:
                            Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                            Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

[ ]   Immediately upon filing pursuant       [ ]      on _________ pursuant
      to Rule 485(b), or                              to Rule 485(b)

[ ]   60 days after filing pursuant          [ ]      on _________ pursuant
      to Rule 485(a)(1), or                           to Rule 485(a)(1)

[X]   75 days after filing pursuant          [ ]      on ___________pursuant
      to Rule 485(a)(2), or                           to Rule 485(a)(2)

If appropriate, check  the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of shares of its Common Stock, $.001 par value, under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for the fiscal period ending September 30, 1996, was filed with the Securities and Exchange Commission on November 27, 1996. The Rule 24f-2 Notice for the fiscal period ending March 31, 1997, was filed with the Securities and Exchange Commission on or about May 28, 1997.

                                EXPLANATORY NOTE

                This Post-Effective Amendment to the Registration Statement (the "Amendment") of Stagecoach Funds, Inc. (the "Company") is being filed to register the International Equity Fund of the Company. This Amendment does not affect the Registration Statement for any of the Company's other Funds.

                             Cross Reference Sheet

                           INTERNATIONAL EQUITY FUND

Form N-1A Item Number
Part A - Class A and Class B  Prospectus Captions

 1                            Cover Page
 2                            Prospectus Summary
                              Summary of Fund Expenses
 3                            Not Applicable
 4                            The Fund and Management
                              Prospectus Appendix - Additional Investment
                              Policies
 5                            How the Fund Works
                              The Fund and Management
                              Management, Distribution  and Servicing Fees
 6                            The Fund and Management
                              Investing in the Fund
 7                            Investing in the Fund
                              Dividend and Capital Gain Distributions
                              Taxes
 8                            Investing in the Fund
                              Additional Shareholder Services
                              How to Redeem Shares
 9                            Not Applicable


Part A - Institutional Class  Prospectus Captions

 1                            Cover Page
 2                            Prospectus Summary
                              Summary of Fund Expenses
 3                            Not Applicable
 4                            The Fund and Management
                              Prospectus Appendix - Additional Investment
                              Policies
 5                            How the Fund Works
                              The Fund and Management
                              Management and Servicing Fees
 6                            The Fund and Management
                              Investing in the Fund
 7                            Investing in the Fund
                              Dividend and Capital Gain Distributions
                              Taxes
 8                            Investing in the Fund
                              Additional Shareholder Services
                              How to Redeem Shares
 9                            Not Applicable

Part B                        Statement of Additional Information Captions

10                            Cover Page
11                            Table of Contents
12                            Capital Stock; Other
13                            Investment Restrictions
                              Additional Permitted Investment Activities
                              SAI Appendix
14                            Management
15                            Management
16                            Management
                              Distribution Plans
                              Fund Expenses
                              Independent Auditors
17                            Portfolio Transactions
18                            Capital Stock; Other
19                            Determination of Net Asset Value
                              Additional Purchase and Redemption Information
20                            Federal Income Taxes
21                            Management
22                            Performance Calculations
23                            Financial Information

Part C                        Other Information

24-32 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                                   PROSPECTUS



                           INTERNATIONAL EQUITY FUND



                              CLASS A AND CLASS B



                                August __, 1997

                               STAGECOACH FUNDS(R)

                           INTERNATIONAL EQUITY FUND

                              CLASS A AND CLASS B

         Stagecoach Funds, Inc. (the "Company") is an open-end management investment company. This Prospectus contains information about Class A and Class B shares offered in the INTERNATIONAL EQUITY FUND (the "Fund") of the Stagecoach Family of Funds.

         The International Equity Fund seeks to earn total return (with an emphasis on capital appreciation) over the long term, by investing primarily in equity securities of non-U.S. companies.

         Please read this Prospectus and retain it for future reference. It is designed to provide you with important information and to help you decide if the Fund's goals match your own. A Statement of Additional Information ("SAI"), dated August __, 1997, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The SAI is available free of charge by writing to Stagecoach Funds, Inc., c/o Stagecoach Shareholder Services, Wells Fargo Bank, N.A., P.O. Box 7066, San Francisco, CA 94120-7066, or by calling the Company at 1-800-222-8222. If you hold shares in an IRA, please call 1-800-BEST-IRA (1-800-237-8472) for information or assistance.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, ANY STATE SECURITIES COMMISSION OR ANY OTHER REGULATORY AUTHORITY, NOR HAVE ANY OF THESE AUTHORITIES PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, WELLS FARGO BANK, N.A. ("WELLS FARGO BANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

         WELLS FARGO BANK IS THE INVESTMENT ADVISER AND ADMINISTRATOR, AND IS COMPENSATED FOR PROVIDING THE FUND WITH CERTAIN OTHER SERVICES. STEPHENS INC. ("STEPHENS"), WHICH IS NOT AFFILIATED WITH WELLS FARGO BANK, IS THE CO-ADMINISTRATOR AND DISTRIBUTOR FOR THE FUND.

                        PROSPECTUS DATED AUGUST __, 1997

                               TABLE OF CONTENTS


                                                                  PAGE
                                                                  ----
Prospectus Summary  . . . . . . . . . . . . . . . . . . . . . . .   1

Summary of Fund Expenses  . . . . . . . . . . . . . . . . . . . .   4

How the Fund Works  . . . . . . . . . . . . . . . . . . . . . . .   7

The Fund and Management . . . . . . . . . . . . . . . . . . . . .  11

Investing in the Fund . . . . . . . . . . . . . . . . . . . . . .  13

Dividend and Capital Gain Distributions . . . . . . . . . . . . .  22

How to Redeem Shares  . . . . . . . . . . . . . . . . . . . . . .  22

Additional Shareholder Services . . . . . . . . . . . . . . . . .  27

Management, Distribution and Servicing Fees . . . . . . . . . . .  29

Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  32

Prospectus Appendix--Additional Investment Policies . . . . . . . A-1

                               PROSPECTUS SUMMARY

         The Fund provides you with a convenient way to invest in a portfolio of securities selected and supervised by professional management. The following provides you with summary information about the Fund. For more information, please refer to the identified Prospectus sections and generally to this Prospectus and the Fund's SAI.

Q.       WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A. The International Equity Fund seeks to earn total return (with an emphasis on capital appreciation) over the long term, by investing primarily in equity securities of non-U.S. companies. The Fund pursues its objective by investing its assets primarily in a portfolio of common stocks, preferred stocks, warrants, convertible securities and other securities of issuers located and operating in countries other than the United States. Other eligible investments for the Fund include, for example, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and similar securities, as well as securities of other investment companies.

         See "How the Fund Works," "Prospectus Appendix--Additional Investment Policies" and the SAI for further information on investments.

Q.       WHAT ARE SOME OF THE POTENTIAL RISKS ASSOCIATED WITH THIS TYPE OF
         INVESTMENT?

A. An investment in the Fund is not insured against loss of principal. When the value of the securities that the Fund owns declines, so does the value of your shares of the Fund. Therefore, you should be prepared to accept some risk with the money you invest in the Fund. Moreover, because the Fund invests in foreign securities, you should be prepared to accept the special risks associated with foreign investing. These risks include, among others, fluctuations in currency exchange rates, political risks, such as expropriation or nationalization of assets, war and possible imposition of foreign taxes and exchange control and currency restrictions. In addition to these special risks, the portfolio equity and debt securities held by the Fund also are subject to the risks commonly associated with any investment in such securities. For example, the portfolio equity securities of the Fund are subject to equity market risk. Equity market risk is the risk that stock prices will fluctuate or decline over short or even extended periods. Further, the portfolio debt instruments of the Fund are, generally, subject to credit and interest-rate risk. Credit risk is the risk that issuers of the debt instruments in which the Fund invests may default on the payment of principal and/or interest. Interest-rate risk is the risk that increases in market interest rates may adversely affect the value of the debt instruments in which the Fund invests and hence the value of your investment in the Fund. As with all mutual funds, there can be no assurance that the Fund will achieve its investment objective. See "How the Fund Works--Investment Objective and Policies," "How the Fund Works--Risk Factors" and "Prospectus Appendix -- Additional Investment Policies" below and

         "Additional Permitted Investment Activities" in the SAI for further information about the Fund's investments and related risks.

Q.       WHO MANAGES MY INVESTMENT?

A. Wells Fargo Bank, as the Fund's investment adviser, manages your investment. Wells Fargo Bank also provides administrative, transfer and dividend disbursing agency services to the Fund. In addition, Wells Fargo Bank is a shareholder servicing agent and a selling agent and provides certain of these services to the Fund. See "The Fund's and Management" and "Management, Distribution and Servicing Fees."

Q.       HOW DO I INVEST?

A. You may invest by purchasing shares of the Fund at its public offering price, which is the net asset value ("NAV") plus any applicable sales charge. Class A shares are subject to a maximum front-end sales charge of 5.25%. Class B shares that are redeemed within six years of purchase are, generally, subject to a contingent deferred sales charge. In some cases, such as for investments by certain fiduciary or retirement accounts, the front-end sales charge may be waived. In other cases, the front-end sales charge may be reduced. You may open an account by investing at least $1,000 and may add to your account by making additional investments of at least $100, although certain exceptions to these minimums may be available. Shares may be purchased by wire, by mail or by an automatic investment feature called the AutoSaver Plan on any day the New York Stock Exchange is open. See "Investing in the Fund." For more details, contact Stephens (the Fund's distributor), a shareholder servicing agent or a selling agent (such as Wells Fargo Bank).

Q.       HOW WILL I RECEIVE DIVIDEND AND ANY CAPITAL GAIN DISTRIBUTIONS?

A. Dividends of the International Equity Fund are declared and distributed annually. Any capital gains are distributed by the Fund at least annually. Dividend and capital gain distributions are automatically reinvested in shares of the same class of the Fund without a sales charge unless you elect to receive distributions in cash. You may also elect to reinvest dividends in shares of certain other funds in the Stagecoach Family of Funds with which you have an established account that has met the applicable minimum initial investment requirement. Investment income available for distribution to holders of a class of shares is reduced by the class expenses payable on behalf of those shares. See "Dividend and Capital Gain Distributions" and "Additional Shareholder Services."

Q.       HOW MAY I REDEEM SHARES?

A. You may redeem shares by telephone, by letter or by an automatic feature called the Systematic Withdrawal Plan on any day the Fund is open for business. Contingent deferred sales charges may be charged upon redemption of Class B shares. The Company does not charge a fee for redemption of Class A shares. In addition, the Company reserves the right to impose charges for wiring redemption proceeds. See "How To Redeem Shares" and "How to Purchase Shares--Contingent Deferred Sales Charges--Class B shares." For more details, contact Stephens, a shareholder servicing agent or a selling agent (such as Wells Fargo
         Bank).

Q.       WHAT ARE DERIVATIVES AND DOES THE FUND USE THEM?

A. Derivatives are financial instruments whose value is derived, at least in part, from the price of another security or a specified asset, index or rate. Some of the permissible investments described in this Prospectus, such as buying and selling foreign currency futures and entering into forward foreign currency contracts, are considered derivatives. However, Wells Fargo Bank will use such derivatives only when it deems appropriate and only for limited purposes, such as to reduce currency risk or gain exposure to specific markets. Some derivatives may be more sensitive than direct securities to changes in interest rates, exchange rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield, duration or value due to their structure or contract terms.

Q.       WHAT STEPS DOES THE FUND TAKE TO CONTROL DERIVATIVES- RELATED RISKS?

A. Wells Fargo Bank uses a variety of internal risk management procedures to ensure that derivatives use is consistent with the Fund's investment objective, does not expose the Fund to undue risks and is closely monitored. These procedures include providing periodic reports to the Board of Directors concerning the use of derivatives. Derivatives use by the Fund also is subject to broadly applicable investment policies. For example, the Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. Nor may the Fund use certain derivatives without establishing adequate "cover" in compliance with SEC rules limiting the use of leverage. For more information on the Fund's investment activities, see "How the Fund Works" and "Prospectus Appendix-- Additional Investment Policies."

                            SUMMARY OF FUND EXPENSES

                        SHAREHOLDER TRANSACTION EXPENSES
                                 CLASS A SHARES

Maximum Sales Load Imposed on
  Purchases (as a percentage of
  offering price)                                              5.25%
Maximum Sales Load Imposed on
  Reinvested Dividends                                          None
Maximum Deferred Sales Load                                     None
Exchange Fees                                                   None


                         ANNUAL FUND OPERATING EXPENSES
                                 CLASS A SHARES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee                                                 1.00%
Rule 12b-1 Fee                                                 0.25%
Other Expenses (1)                                             0.50%
                                                               -----
TOTAL FUND OPERATING EXPENSES (1)                              1.75%

(1)

EXAMPLE OF EXPENSES

                                               1 YEAR             3 YEARS
                                               ------             -------
You would pay the following expenses
on a $1,000 investment in Class A shares
of the Fund, assuming a 5% annual
return and redemption at the end of
each time period indicated                      $ 69               $105
                                                ----               ----

                        SHAREHOLDER TRANSACTION EXPENSES
                                 CLASS B SHARES

Maximum Sales Load Imposed on
  Purchases (as a percentage
  of offering price)                                      None
Maximum Sales Load Imposed on
  Reinvested Dividends                                    None
Maximum Deferred Sales Load (as a
  percentage of the lesser of NAV at time of
  purchase or NAV at time of redemption)                 5.00%
Exchange Fees                                             None


                         ANNUAL FUND OPERATING EXPENSES
                                 CLASS B SHARES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee                                           1.00%
Rule 12b-1 Fee                                           0.75%
Other Expenses (1)                                       0.50%
                                                         -----
TOTAL FUND OPERATING
  EXPENSES (1)                                           2.25%

(1)

EXAMPLE OF EXPENSES

                                                1 YEAR             3 YEARS
                                                ------             -------
You would pay the following expenses
on a $1,000 investment in Class B shares
of the Fund, assuming a 5% annual
return and redemption at the end of
each time period indicated                       $ 73               $100

You would pay the following expenses
on a $1,000 investment in Class B
shares of the Fund, assuming a 5%
annual return and no redemption:                 $ 23               $ 70

                             EXPLANATION OF TABLES

         The purpose of the foregoing tables is to help you understand the various costs and expenses that a shareholder in the Fund will pay directly or indirectly. You may purchase Fund shares directly from the Company or through Wells Fargo Bank or other institutions that have developed various account products through which Fund shares may be purchased, and for which customers may be charged a fee. The tables do not reflect any charges that may be imposed by Wells Fargo Bank or another institution directly on certain customer accounts in connection with an investment in the Fund.

         SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy or sell Fund shares. You are subject to a front-end sales charge on purchases of the Fund's Class A shares and may be subject to a contingent deferred sales charge on the Fund's Class B shares if you redeem such shares within a specified period. The Company reserves the right to impose a charge for wiring redemption proceeds. In certain instances, you may qualify for a reduction or waiver of the front-end sales charge. There are no exchange fees. See "Investing in the Fund--Sales Charges."

         ANNUAL FUND OPERATING EXPENSES for the Fund, except as indicated above, are based on applicable contract amounts and amounts the Fund expects to incur during its first fiscal year. [THESE AMOUNTS HAVE BEEN ADJUSTED TO REFLECT VOLUNTARY FEE WAIVERS OR REIMBURSEMENTS THAT ARE EXPECTED TO REDUCE EXPENSES DURING THE CURRENT YEAR.] The amounts shown under "Management Fee" and "Rule 12b-1 Fee" are based on applicable contract amounts. The amount shown under "Other Expenses" for the Fund is based on estimated amounts expected to be in effect during the first fiscal year. Wells Fargo Bank and Stephens at their sole discretion may waive or reimburse all or a portion of their respective fees charged to, or expenses paid by, the Fund. Any waivers or reimbursements would reduce the Fund's total expenses.

         Long-term shareholders of the Fund could pay more in sales charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD"). For more complete descriptions of the various costs and expenses you can expect to incur as a shareholder in the Fund, please see "Investing in the Fund--How To Buy Shares" and "Management and Servicing Fees."

         EXAMPLE OF EXPENSES is a hypothetical illustration of the expenses associated with a $1,000 investment over stated periods, based on the expenses in the above tables and an assumed annual rate of return of 5%. This annual rate of return should not be considered an indication of actual or expected performance of the Fund nor a representation of past or future expenses; actual expenses and returns may be greater or lesser than those shown.

                               HOW THE FUND WORKS

INVESTMENT OBJECTIVE AND POLICIES

         The International Equity Fund seeks to earn total return (with an emphasis on capital appreciation) over the long term, by investing primarily in equity securities of non-U.S. companies. In seeking to achieve its objective, the Fund intends to invest at least 80% of its assets in a diversified portfolio of equity securities of companies located or operating in major non-U.S. countries and developing regions of the world. It is expected that securities held in the Fund will ordinarily be traded on a stock exchange or other market (such as an over-the-counter market) in the country in which the issuer is principally based, but also may be traded in other countries including, in many cases, the United States. Equity securities in the portfolio will include, among others, common stocks, preferred stocks, warrants, convertible instruments, ADRs, GDRs and similar securities, as well as securities of other investment companies.

         As adviser to the Fund, Wells Fargo Bank intends to apply a fundamentals-driven/value-oriented stock selection process, identifying companies with an above-average potential for long-term growth. Several key fundamental criteria are considered, such as a company's distinguishable franchise on a local, regional or global basis; a history of effective management demonstrated by expanding revenues and earnings growth; prudent financial and accounting policies; and an ability to capitalize on a changing business environment. Valuation factors based on historical and forecast data also are employed to determine the relative attractiveness of the security. It is expected that the average market capitalization of issuers represented in the Fund's portfolio will be US$10 billion or more. The Fund may, however, invest in equity securities of issuers with market capitalization as low as US$250 million.

         The Fund intends to allocate its assets among a variety of countries, regions and industry sectors, investing in a minimum of five countries exclusive of the United States. In allocating among countries, regions and industry sectors, factors such as economic growth prospects, monetary and fiscal policies, political stability, currency trends, market liquidity and investor sentiment are considered. The Fund may invest up to 50% of its total assets in any one country, and up to 25% of its total assets in securities of issuers located and operating primarily in emerging market countries. Emerging market countries include those financial markets associated with "emerging" countries as considered by the International Bank for Reconstruction and Development, the International Finance Corporation, and the international financial community. There are presently over 130 countries that may be considered "emerging." Of this number, however, only approximately 30 countries currently are considered viable investment areas. As countries develop, additional markets may open to foreign investors.

         The International Equity Fund may temporarily hold cash or purchase short-term instruments to the extent appropriate to maintain adequate liquidity for redemption requests or other cash management needs. The short-term instruments that the Fund may purchase include U.S. Treasury bills, shares of money market mutual funds and repurchase agreements. In addition, when, in the opinion of Wells Fargo Bank, abnormal market or economic conditions warrant, the Fund may, for temporary defensive purposes, hold cash, short term instruments and debt or equity securities of U.S. and non-U.S. issuers without limitation.

         Although Wells Fargo Bank generally does not intend to hedge the Fund's foreign currency exposure, it reserves the right to hedge by purchasing or selling foreign currency futures and forward foreign currency contracts. Because the Fund will be investing in securities of non-U.S. issuers, investment risk and certain fees (such as custodial, securities transaction, and securities registration fees) may be higher than the fees incurred by funds investing solely in U.S. securities. For a description of these and other risks and considerations, see "Risk Factors" below.

         Wells Fargo Bank anticipates that most of the Fund's investments will be long-term in character. However, the Fund's portfolio turnover rate will be impacted by market and other conditions and will not serve to limit the discretion of Wells Fargo Bank if it believes portfolio changes are appropriate. It is anticipated that the Fund's portfolio turnover rate will not exceed 100% under normal market conditions.

         There can be no assurance that the Fund, which is a diversified portfolio, will achieve its investment objective. The Fund's investment objective is not a fundamental policy of the Fund and therefore may be changed by the Company's Board of Directors without shareholder approval. A more complete description of the Fund's investments and investment activities is contained in "Prospectus Appendix -- Additional Investment Policies" and in the SAI.

RISK FACTORS

         The International Equity Fund is intended for investors who are seeking long-term capital appreciation and who are prepared to accept the risks associated with investing in foreign securities markets. Foreign securities held by the Fund, including for this purpose ADRs, GDRs and similar securities, involve special risks and considerations not typically associated with investing in U.S. companies. These risks include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political, social and monetary or diplomatic developments that could affect U.S. investments in foreign countries. There may be less publicly available information about a foreign company than about a U.S. company and information that is available may be less reliable. Additionally, dispositions of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including withholding taxes. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. The Fund's performance may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Transactions in foreign securities may be subject to less efficient settlement practices. Moreover, foreign securities trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment, may expose a Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Finally, in the event of litigation relating to a portfolio investment, the Fund may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and corporations. Investors should carefully consider the appropriateness of foreign investing in light of their financial objectives and goals.

         Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar (as are some securities of U.S. issuers), changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gains, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of Fund assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of Fund assets denominated in that currency will decrease. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, international balances of payments, speculation and other economic and political conditions. In addition, some foreign currency values may be volatile and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets. Any of these factors could adversely affect the Fund.

         Further, there are special risks involved in investing in issuers in emerging market countries. Most emerging market countries are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Some of these countries are also sensitive to world commodity prices and may be subject to political and social uncertainties. The currencies of certain emerging countries, and therefore the value of securities denominated in such currencies, may be more volatile than currencies of developed countries. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. In addition, the financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid. Further, such markets may be vulnerable to high inflation and interest rates.

         In addition to the risks associated with investments in foreign securities, the Fund's portfolio equity securities are subject to the risks commonly associated with any investment in equity securities. For example, the portfolio equity securities of the Fund are subject to equity market risk. Equity market risk is the risk that stock prices will fluctuate or decline over short or extended periods. Further, because the Fund may, under certain limited circumstances, invest in debt securities, the portion of the Fund's portfolio so invested will, generally, be subject to credit and interest-rate risk. Credit risk is the risk that issuers of the debt instruments in which the Fund invests may default on the payment of principal and/or interest. Interest-rate risk is the risk that increases in market interest rates may adversely affect the value of the debt instruments in which the Fund invests and hence the value of your investment in the Fund. The market value of the Fund's investment in fixed-income securities will change in response to changes in interest rates and the relative financial strength of each issuer. During periods of falling interest rates, the value of fixed-income securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security also may affect the value of these investments. Fluctuations in the market value of fixed-income securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a Fund's net asset value.

         Illiquid securities, which may include certain restricted securities, may be difficult to sell promptly at an acceptable price. Certain restricted securities may be subject to legal restrictions on resale. Delay or difficulty in selling securities may result in a loss or be costly to a Fund.

         Wells Fargo Bank may use certain derivative investments or techniques, such as buying and selling foreign currency futures contracts and entering into forward foreign currency contracts, to adjust the risk and return characteristics of the Fund's portfolio. Derivatives are financial instruments whose value is derived, at least in part, from the price of another security or a specified asset, index or rate. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value due to their structure or contract terms. If Wells Fargo Bank judges market conditions incorrectly, the use of certain derivatives could result in a loss, regardless of its intent in using the derivatives.

         There is, of course, no assurance that the Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. See "Prospectus Appendix--Additional Investment Policies" and the SAI for further information about investment policies and risks.

PERFORMANCE

         Fund performance may be advertised from time to time in terms of average annual total return or cumulative total return. Performance figures are based on historical results and are not intended to indicate future performance. Performance figures are calculated separately for each class of shares of the Fund.

         Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment in shares of a class and assumes that all dividends and capital-gain distributions attributable to such class are reinvested at NAV in shares of that class. The standardized average annual total return, as calculated for Class A shares, assumes that you have paid the maximum sales charge and, as calculated for Class B shares, assumes that you have paid the maximum applicable contingent deferred sales charge on your hypothetical investment. Cumulative total return is calculated similarly except that the return figure is aggregated over the relevant period instead of annualized.

         In addition to presenting standardized performance figures, the Fund also may present nonstandardized performance figures, including distribution rates. For example, the performance figure of the shares of a class may be calculated on the basis of an investment at the net asset value per share or at net asset value per share plus a reduced sales charge (see "Investing in the Fund--How To Buy Shares") rather than the public offering price per share. In this case, the figure might not reflect the effect of the sales charge that you may have paid.

         Additional information about the performance of the Fund is contained in the SAI under "Performance Calculations" and will be in the Company's next Annual Report, dated approximately May 1998, which may be obtained free of charge by calling the Company at 1-800-222-8222 or by writing the Company at the address on the inside front cover of the Prospectus.

                            THE FUND AND MANAGEMENT

THE FUND

         The Fund is one of twenty-seven funds offered by the Stagecoach Family of Funds. The Company was organized as a Maryland corporation on September 9, 1991. Most of the Company's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, a class subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Company's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors at NAV. Each class of shares represents an equal, proportionate interest in a Fund with other shares of the same class. Shareholders of each class bear their pro rata portion of a Fund's operating expenses except for certain class-specific expenses that are allocated to a particular class and, accordingly, may affect performance. Please contact Stagecoach Shareholder Services at 1-800-222-8222 if you would like additional information about investment options in the Stagecoach Family of Funds.

         The Company's Board of Directors supervises the Fund's activities and monitors its contractual arrangements with various service providers. Although the Company is not required to hold annual shareholder meetings, special meetings may be required for purposes such as electing or removing Directors, approving advisory contracts and distribution plans, and changing the fund's investment objective or fundamental investment policies. All shares of the Company have equal voting rights and are voted in the aggregate, rather than by series or class, unless otherwise required by law (such as when the voting matter affects only one series or class). All shareholders of record are entitled to one vote for each share owned and fractional votes for fractional shares owned. A more detailed description of the voting rights and attributes of the shares is contained in the "Capital Stock" section of the SAI.

MANAGEMENT

         Wells Fargo Bank is the investment adviser to the Fund. In addition, Wells Fargo Bank serves as the Fund's administrator, transfer and dividend disbursing agent and is a shareholder servicing agent and selling agent. Wells Fargo Bank, one of the largest banks in the United States, was founded in 1852 and is the oldest bank in the western United States. As of March 31, 1997, Wells Fargo Bank and its affiliates provided investment advisory services for approximately $57 billion of assets of individuals, trusts, separately-managed estates and institutions. Wells Fargo Bank also serves as investment adviser to the other funds of the Company, and as investment adviser or sub-adviser to five other registered, open-end, management investment companies. Wells Fargo Bank, a wholly-owned subsidiary of Wells Fargo & Company, is located at 420 Montgomery Street, San Francisco, California 94104.

PORTFOLIO MANAGERS

         Ms. Katherine Schapiro is primarily responsible for the day-to-day management of the Fund. She joined Wells Fargo Bank in August 1992, where she directs international equity investment strategy. Ms. Schapiro currently manages a number of international equity portfolios. Ms. Schapiro also manages equity and balanced portfolios for institutions and individuals through Wells Capital Management, a wholly-owned subsidiary of Wells Fargo Bank, and serves on the Equity Strategy Committee. Prior to joining Wells Fargo Bank, Ms. Schapiro was a vice president and fund manager for Newport Pacific Management, an international investment advisory firm. Ms. Schapiro is a graduate of Stanford University, is a Chartered Financial Analyst and is on the board of directors of the Security Analysts of San Francisco.


         Ms. Stacey Ho is a co-manager for the Fund. Ms. Ho analyzes foreign equity securities and manages other equity portfolios for Wells Fargo Bank and Wells Capital Management as part of its International Equity-Style Team. Prior to joining Wells Fargo Bank this year, Ms. Ho was employed by Clemente Capital Management where she had responsibility for Asian equities and was a member of an international and emerging markets portfolio management team. Ms. Ho was employed by Clemente Capital Management from 1995 through late 1996. From 1990 to 1995, Ms. Ho was employed by Edison International where her responsibilities included managing a Japan equity portfolio, a U.S. equity portfolio, and the domestic equity managers for Edison International's pension fund. Ms. Ho has a BS in Civil Engineering from San Diego State University and a MS in Environmental Engineering from Stanford University. She received her MBA from UCLA. Ms. Ho is currently working toward her Chartered Financial Analyst designation.

                    _______________________________________

         Morrison & Foerster LLP, counsel to the Company and special counsel to Wells Fargo Bank, has advised the Company and Wells Fargo Bank that Wells Fargo Bank and its affiliates may perform the services contemplated by the Advisory Contracts and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial decisions in this regard and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

                             INVESTING IN THE FUND

OPENING AN ACCOUNT

         You can buy Fund shares in one of the ways described below. You must complete and sign an Account Application to open an account. Additional documentation may be required from corporations, associations and certain fiduciaries. Do not mail cash. If you have any questions or need extra forms, please call 1-800-222-8222.

         After an application has been processed and an account has been established, subsequent purchases of different funds of the Company under the same umbrella account do not require the completion of additional applications. A separate application must be processed for each different umbrella account number (even if the registration is the same). Call the number on your confirmation statement to obtain information about what is required to change registration.

         To invest in the Fund through tax-deferred retirement plans, please contact a shareholder servicing agent or a selling agent to receive information and the required separate application. See "Tax-Deferred Retirement Plans" below.

         The Company or Stephens may make the Prospectus available in an electronic format. Upon receipt of a request from you or your representative, the Company or Stephens will transmit or cause to be transmitted promptly, without charge, a paper copy of the electronic Prospectus.

SHARE VALUE

         The value of a share of each class of the Fund is its "net asset value" or NAV. Wells Fargo Bank calculates the NAV of each class of shares of the Fund on each day the Fund is open as of the close of regular trading on the New York Stock Exchange ("NYSE") (referred to hereafter as "the close of the NYSE"), which is currently 1:00 p.m. (Pacific time). The Fund is open for business on each day the NYSE is open for trading (a "Business Day"). The NAV per share for each class of shares is calculated by dividing the value of the Fund's assets allocable to a particular class, less the liabilities charged to that class, by the total number of outstanding shares of the class. All expenses are accrued daily and taken into account for purposes of calculating NAV, which is expected to fluctuate daily. Shares may be purchased on any day the Fund is open for business. Due to timing differences, the NAV may not be calculated using closing values on all exchanges.

         The Fund's assets are valued at current market prices, or if such prices are not readily available, at fair value as determined in good faith by the Company's Board of Directors. Prices used for such valuations may be provided by independent pricing services.

HOW TO BUY SHARES

         Fund shares are offered continuously at the applicable offering price (NAV plus any applicable sales charges) next determined after a purchase order is received in the form specified for the purchase method being used, as described in the following sections. Payment for shares purchased through a selling agent (as defined below) is not due from the selling agent until the settlement date, which is normally three Business Days after the order is placed. The selling agent is responsible for forwarding payment for shares being purchased to the Fund promptly. Payment must accompany orders placed directly through the transfer agent.

         Payments for Fund shares are invested in full and fractional shares of the Fund (or class) at the applicable offering price. If shares are purchased by a check that does not clear, the Company reserves the right to cancel the purchase and hold the investor responsible for any losses or fees incurred. In addition, the Company may hold payment on any redemption until reasonably satisfied that your investments made by check have been collected (which may take up to 10 days).

         The minimum initial investment is generally $1,000. The minimum investment amounts, however, are $100 through the AutoSaver Plan (described below) and $250 for any tax-deferred retirement account for which Wells Fargo Bank serves as trustee or custodian under a prototype trust approved by the Internal Revenue Service ("IRS") (a "Plan Account"). Generally, all subsequent investments must be made in amounts of $100 or more. Where Fund shares are acquired in exchange for shares of another fund in the Stagecoach Family of Funds, the minimum initial investment amount applicable to the shares being exchanged generally carries over. If the value of your investment in the shares of the fund from which you are exchanging has been reduced below the minimum initial investment amount by changes in market conditions or sales charges (and not by redemptions), then you may carry over the lesser amount into one of the Funds. Plan Accounts that invest in the Fund through Wells Fargo ExpressInvest (available to certain Wells Fargo tax-deferred retirement plans) are not subject to the minimum initial or subsequent investment amount requirements. In addition, the minimum initial or subsequent purchase amount requirements may be waived or lowered for investments effected on a group basis by certain entities and their employees, such as pursuant to a payroll deduction or other accumulation plan. If you have questions regarding purchases of shares, please call 1-800-222-8222. If you have questions regarding ExpressInvest, please call 1-800-237-8472. For additional information on tax-deferred accounts, please refer to the section "How to Buy Shares" under Tax-Deferred Retirement Plans or contact a shareholder servicing agent or selling agent.

SALES CHARGES

         Set forth below is a Front-end Sales Charge Schedule listing the front-end sales charges applicable to purchases of Class A shares. As shown below, reductions in the rate of front-end sales charges ("Volume Discounts") are available as you purchase additional shares (contingent-deferred sales charges applicable to Class B shares are described below). You should consider the front-end sales charge information set forth below and the other information contained in this Prospectus when making your investment decisions.

                        FRONT-END SALES CHARGE SCHEDULE
                                 CLASS A SHARES

                               FRONT-END           FRONT-END           DEALER
                             SALES CHARGE        SALES CHARGE        ALLOWANCE
                               AS % OF            AS % OF NET         AS % OF
                               OFFERING             AMOUNT            OFFERING
  AMOUNT OF PURCHASE            PRICE              INVESTED            PRICE
  ------------------         ------------        ------------        ---------
Less than $50,000               5.25%                5.54%             4.75%
$50,000 up to $99,999           4.50                 4.71              3.75
$100,000 up to $249,999         3.50                 3.63              2.75
$250,000 up to $499,999         2.50                 2.56              2.00
$500,000 up to $999,999         2.00                 2.04              1.75
$1,000,000 and over(1)          0.00                 0.00              1.00

(1) Class A shares purchased in amounts of $1,000,000 or more that are redeemed within one year from the receipt of a purchase order for such shares are subject to a contingent deferred sales charge of 1.00% of the dollar amount equal to the lesser of the NAV at the time of purchase or the NAV of such shares at the time of redemption.

         If Class A shares are purchased through a selling agent, Stephens reallows the portion of the front-end sales charge shown above as the Dealer Allowance. Stephens also compensates selling agents for sales of Class B shares and is then reimbursed out of Rule 12b-1 Fees and contingent-deferred sales charges applicable to such shares. When shares are purchased directly through the transfer agent and no selling agent is involved with the purchase, the entire sales charge is paid to Stephens.

         A selling agent or shareholder servicing agent and any other person entitled to receive compensation for selling or servicing shares may receive different compensation for selling or servicing Class A shares as compared with Class B shares of the same fund.

REDUCED SALES CHARGES--CLASS A SHARES

         Discounts described below pertaining to reduced sales charge for Class A shares are based on your holdings or purchases of shares on which you have paid or will pay a front-end sales charge. Because Class B shares do not assess a front-end sales charge, the amount of Class B shares you hold is not considered in determining any Volume Discount.

  Volume Discounts

         The Volume Discounts described in the Front-end Sales Charge Schedule are available to you based on the combined dollar amount you invest in shares (including the Fund's Class A shares) of one or more of the Company's funds which assess a front-end sales charge (the "Load Funds").

  Right of Accumulation

         The Right of Accumulation allows you to combine the amount you invest in the Fund's Class A shares with the total NAV of shares in other Load Funds to determine reduced front-end sales charges in accordance with the above Front-end Sales Charge Schedule. In addition, you also may combine the total NAV of shares that you currently have invested in any other mutual fund that assesses a front-end sales charge and is advised or sub-advised by Wells Fargo Bank and distributed by Stephens. For example, if you own Class A shares of the Load Funds with an aggregate NAV of $90,000 and you invest an additional $20,000 in Class A shares of another Load Fund, the front-end sales charge on the additional $20,000 investment would be 3.50% of the offering price. To obtain the discount, you must provide sufficient information at the time of your purchase to verify that your purchase qualifies for the reduced front-end sales charge. Confirmation of the order is subject to such verification. The Right of Accumulation may be modified or discontinued at any time without prior notice with respect to all subsequent shares purchased.

  Letter of Intent

         A Letter of Intent allows you to purchase shares of a Load Fund over a 13-month period at a reduced front-end sales charge based on the total amount of Class A shares you intend to purchase plus the total NAV of shares in the Load Funds that you already own. Each investment in shares of a Load Fund that you make during the period may be made at the reduced front-end sales charge that is applicable to the total amount you intend to invest. If you do not invest the total amount within the period, you must pay the difference between the higher front-end sales charge rate that would have been applied to the purchases you made and the reduced front-end sales charge rate you have paid. The minimum initial investment for a Letter of Intent is 5% of the total amount you intend to purchase, as specified in the Letter. Shares of the Load Fund you purchased equal to 5% of the total amount you intend to invest will be held in escrow and, if you do not pay the difference within 20 days following the mailing of a request, a sufficient amount of escrowed shares will be redeemed for payment of the additional front-end sales charge. Dividends and capital gains paid on such shares held in escrow are reinvested in additional Fund shares.

  Reinvestment

         You may reinvest proceeds from a redemption of Class A shares in Class A shares of the Fund or shares of another of the Company's funds registered in your state of residence, without a front-end sales charge, within 120 days after your redemption. However, if the other investment portfolio charges a front-end sales charge that is higher than the front-end sales charge that you paid in connection with the Class A shares you redeemed, you must pay the difference between the dollar amount of the two front-end sales charges. You may reinvest at this NAV price up to the total amount of your redemption proceeds. A written purchase order for the shares must be delivered to the Company, a selling agent, a shareholder servicing agent, or the transfer agent at the time of reinvestment.

  Reductions for Families or Fiduciaries

         Reductions in front-end sales charges apply to purchases by a single "person," including an individual, members of a family unit, consisting of a husband, wife and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

  Waivers for Investments of Proceeds From Other Investments

         Purchases may be made without payment of a front-end sales charge, to the extent that: (i) you are investing proceeds from a redemption of shares of another open-end investment company on which you paid a front-end sales charge, and (ii) such redemption occurred within thirty (30) days prior to the date of the purchase order. You must notify the Fund and/or the transfer agent at the time you place such purchase order of your eligibility for the waiver of front-end sales charges and provide satisfactory evidence thereof (e.g., a confirmation of the redemption and the sales charges paid).

  Reductions for Qualified Groups

         Reductions in front-end sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar amount of Class A shares purchased by all members of the qualified group. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of a Fund at a reduced sales charge, and "related parties" of such company. For purposes of this paragraph, a "related party" of a company is: (i) any individual or other company who directly or indirectly owns, controls or has the power to vote 5% percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls or has the power to vote 5% or more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner. Investors seeking to rely on their membership in a qualified group to purchase shares at a reduced sales load must provide evidence satisfactory to the transfer agent of the existence of a bona fide qualified group and their membership therein.

  Waivers for Certain Parties

         Class A shares of the Fund may be purchased without a front-end sales charge by: directors, officers and employees (and their respective spouses, parents, children, siblings, grandparents, grandchildren, father-in-law, mother-in-law, brothers-in-law, sisters-in-law, aunts, uncles, nieces, and nephews; herein, "relatives") of the Company, Stephens, its affiliates and of other broker/dealers that have entered into agreements with Stephens to sell such shares. Class A shares of the Fund also may be purchased without a front-end sales charge by present and retired directors, officers and employees (and their relatives) of Wells Fargo Bank and its affiliates if Wells Fargo Bank and/or the respective affiliates agree.
Such shares also may be purchased at such price by employee benefit and thrift plans for such persons and by any investment advisory, trust or other fiduciary account (other than an individual retirement account) that is maintained, managed or advised by Wells Fargo Bank, Stephens or their affiliates.

         Class A shares of the Fund may be purchased without a front-end sales charge by the following types of investors when the trades are placed through an omnibus account maintained with the Fund by a broker/dealer---trust companies; deferred compensation plans and the trusts used to fund these plans; investment advisers and financial planners who charge a management, consulting or other fee for their services and who place trades on their own behalf or on behalf of their clients; and clients of such investment advisers or financial planners who place trades on their own behalf if the clients' accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker/dealer.

CONTINGENT-DEFERRED SALES CHARGE--CLASS B SHARES

         Class B shares may be subject to a contingent-deferred sales charge ("CDSC"). A CDSC is an amount you pay if you redeem your shares within a specified period. The CDSC will be equal to a percentage of the lesser of the NAV of your shares at the time of purchase or the NAV of your shares at redemption.

         Except as described below, if you purchase Class B shares and redeem such shares within six years of the date of purchase, the Class B shares are subject to a CDSC as follows:

REDEMPTION WITHIN:   1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS
------------------   ------   -------   -------   -------   -------   -------
CDSC:                  5%        4%        3%        3%        2%        1%

         Contingent-deferred sales charges are not imposed on amounts representing increases in NAV above the NAV at the time of purchase and are not assessed on Class B shares purchased through reinvestment of dividends or capital-gain distributions. Class B shares automatically convert into Class A shares of the Fund six years after the end of the month in which such Class B shares were acquired.

         The amount of any contingent-deferred sales charge, if any, paid upon redemption of Class B shares is determined in a manner designed to result in the lowest sales charge rate being assessed. When a redemption request is made, Class B shares acquired pursuant to the reinvestment of dividends and capital-gain distributions are considered to be redeemed first. After this, Class B shares are considered redeemed on a first-in, first-out basis so that Class B shares held for a longer period of time are considered redeemed prior to more recently acquired Class B shares.

       For a discussion of the interaction between the optional Exchange Privilege and contingent-deferred sales charges on Class B shares, see "Additional Shareholder Services--Exchange Privilege."

       Contingent-deferred sales charges are waived on redemptions of Class B shares of a Fund (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a shareholder, (ii) to the extent that the redemption represents a scheduled distribution from an individual retirement account or other retirement plan to a shareholder who has reached age 59 1/2, (iii) effected pursuant to the Company's right to liquidate a shareholder's account if the aggregate NAV of the shareholder's account is less than the minimum account size, or (iv) in connection with the combination of the Company with any other registered investment company by a merger, acquisition of assets or any other transaction.

       In deciding whether to purchase Class A or Class B shares, you should compare the fees assessed on Class A shares (including front-end sales charges) against those assessed on Class B shares (including potential contingent-deferred sales charges and higher Rule 12b-1 fees) in light of the amount to be invested and the time that you anticipate owning the shares. If your purchase amount would qualify you for a reduced sales charge on Class A shares, you should consider carefully whether you would pay lower fees ultimately on Class A shares or on Class B shares. See "Investing In The Fund--Sales Charges" for information on reduced sales charges for Class A shares.

       You may buy shares on any Business Day by any of the methods described below. The Company reserves the right to reject any purchase order or suspend sales at any time. Payment for orders that are not received is returned after prompt inquiry. The issuance of shares is recorded on the Company's books, and share certificates are not issued.

INITIAL PURCHASES BY WIRE

1.     Complete an Account Application.

2. Instruct the wiring bank to transmit the specified amount in federal funds ($1,000 or more) to:

       Wells Fargo Bank, N.A.
       San Francisco, California
       Bank Routing Number: 121000248
       Wire Purchase Account Number: 4068-000587
       Attention: Stagecoach Funds (Name of Fund) (designate Class A or Class B) Account Name(s): Name(s) in which to be registered
       Account Number: (if investing into an existing account)

3. A completed Account Application should be mailed, or sent by telefacsimile with the original subsequently mailed, to the following address immediately after the funds are wired, and must be received and accepted by the transfer agent before an account can be opened:

         Wells Fargo Bank, N.A.
         Stagecoach Shareholder Services
         P.O.  Box 7066
         San Francisco, California 94120-7066
         Telefacsimile: 1-415-543-9538

4. Share purchases are effected at the public offering price or, in the case of Class B shares, at the NAV next determined after the Account Application is received and accepted.

INITIAL PURCHASES BY MAIL

1.       Complete an Account Application.

2. Mail the Account Application and a check for $1,000 or more payable to "Stagecoach Funds (International Equity Fund) (designate Class A or Class B)," to the address set forth in "Initial Purchases by Wire."

3. Share purchases are effected at the public offering price or, in the case of Class B shares, at the NAV next determined after the Account Application is received and accepted.

AUTOSAVER PLAN PURCHASES

         The Company's AutoSaver Plan provides you with a convenient way to establish and automatically add to your Fund account on a monthly basis. To participate in the AutoSaver Plan, you must specify an amount ($100 or more) to be withdrawn automatically by the transfer agent on a monthly basis from an account with a bank that is designated in your Account Application and is approved by the transfer agent ("Approved Bank Account"). You may open an Approved Bank Account with Wells Fargo Bank. The transfer agent withdraws and uses this amount to purchase specified Fund shares on your behalf generally on or about the day that you have selected or, if you have not selected a day, on or about the 20th day of each month. Certain restrictions may apply to shares held in a brokerage account. The transfer agent requires a minimum of ten (10) Business Days to implement your AutoSaver Plan purchases. If you hold shares through a brokerage account, your AutoSaver Plan will comply with the terms of your brokerage agreement. There are no separate fees charged to you by the Fund for participating in the AutoSaver Plan.

         You may change your investment amount, the date on which your AutoSaver Purchase is effected, suspend purchases or terminate your election at any time by providing notice to the transfer agent at least five (5) Business Days prior to any scheduled transaction.

TAX-DEFERRED RETIREMENT PLANS

         You may be entitled to invest in the Fund through a Plan Account or other tax-deferred retirement plan. Contact a shareholder servicing agent or a selling agent (such as Wells Fargo Bank) for materials describing Plan Accounts available through it, and the benefits, provisions, and fees of such Plan Accounts. The minimum initial investment amount for Fund shares acquired through a Plan Account is $250 (the minimum initial investment amount is not applicable if you participate in ExpressInvest through a Plan Account).

         Application materials for opening a tax-deferred retirement plan can be obtained from a shareholder servicing agent or a selling agent. Return your completed tax-deferred retirement plan application to your shareholder servicing agent or a selling agent for approval and processing. If your tax-deferred retirement plan application is incomplete or improperly filled out, there may be a delay before the Fund account is opened. You should ask your shareholder servicing agent or selling agent about the investment options available to your tax-deferred retirement plan, since some of the funds in the Stagecoach Family of Funds may be unavailable as options. Moreover, certain features described herein, such as the AutoSaver Plan and the Systematic Withdrawal Plan, may not be available to individuals or entities who invest through a tax-deferred retirement plan.

ADDITIONAL PURCHASES

         You may make additional purchases of $100 or more by instructing the Fund's transfer agent to debit your Approved Bank Account, by wire by instructing the wiring bank to transmit the specified amount as directed above for initial purchases, or by mail with a check payable to "Stagecoach Funds (International Equity Fund) (designate Class A or Class B)" to the address set forth under "Initial Purchases by Wire." Write your Fund account number on the check and include the detachable stub from your Statement of Account or a letter providing your Fund account number.

PURCHASES THROUGH SELLING AGENTS

         You may place a purchase order for shares of the Fund through a broker/dealer or financial institution that has entered into a selling agreement with Stephens, as the Fund's Distributor ("Selling Agent"). If your order is placed by the close of the NYSE, the purchase order is executed on the same day if the order is received by the transfer agent before the close of business. If your purchase order is received by a Selling Agent after the close of the NYSE or by the transfer agent after the close of business, then your purchase order is executed on the next Business Day following the day your order is placed. The Selling Agent is responsible for the prompt transmission of your purchase order to the Company. Because payment for shares of the Fund is not due until settlement date, the Selling Agent might benefit from the temporary use of your payment. A financial institution that acts as a Selling Agent, shareholder servicing agent or in certain other capacities may be required to register as a dealer pursuant to applicable state securities laws, which may differ from federal law and any interpretations expressed herein.

PURCHASES THROUGH SHAREHOLDER SERVICING AGENTS

         Purchase orders for Fund shares may be transmitted to the transfer agent through any entity that has entered into a shareholder servicing agreement with the Fund ("Shareholder Servicing Agent"), such as Wells Fargo Bank. See "Management, Distribution and Servicing Fees--Shareholder Servicing Agent." The Shareholder Servicing Agent may transmit a purchase order to the transfer agent, on your behalf, including a purchase order for which payment is to be transferred from your Approved Bank Account or wired from a financial institution. If your order is transmitted by the Shareholder Servicing Agent, on your behalf, to the transfer agent before the close of the NYSE, the purchase order generally will be executed on the same day. If your Shareholder Servicing Agent transmits your purchase order to the transfer agent after the close of the NYSE, then your order generally is executed on the next Business Day following the day your order is received. The Shareholder Servicing Agent is responsible for the prompt transmission of your purchase order to the transfer agent.

STATEMENTS AND REPORTS

         The Company, or a Shareholder Servicing Agent on its behalf, typically sends you a confirmation or statement of your account after every transaction that affects your share balance or your Fund account registration. Every January, you will be provided a statement with tax information for the previous year to assist you in tax return preparation. At least twice a year, you will receive financial statements.

                              DIVIDEND AND CAPITAL
                               GAIN DISTRIBUTIONS

         The Fund intends to distribute annually dividends of substantially all of its net investment income. The Fund distributes any realized net capital gains at least annually. You have several options for receiving dividend and capital gain distributions. They are discussed under "Additional Shareholder Services--Dividend and Capital Gain Distribution Options."

         Dividend and capital gain distributions have the effect of reducing the NAV per share by the amount distributed. Although distributions paid to you on newly issued shares shortly after your purchase would represent, in substance, a return of your capital, the distributions would ordinarily be taxable to you. All expenses that are attributable to a particular class also may affect the relative dividends and/or capital gains distributions of Class A and Class B shares.

                              HOW TO REDEEM SHARES

         You may redeem Fund shares on any Business Day. Your shares are redeemed at the NAV next calculated after the Company has received your redemption request in proper form. The Company ordinarily remits redemption proceeds, net of any contingent deferred sales charge applicable with respect to Class B shares (the "redemption proceeds"), within seven days after your redemption order is received in proper form, unless the SEC permits a longer period under extraordinary circumstances. Such extraordinary circumstances could include a period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or a period during which the SEC by order permits deferral of redemptions for the protection of security holders of the Fund. In addition, the Company may hold payment on your redemptions until reasonably satisfied that your investments made by check have been collected (which can take up to 10 days from the purchase date). To ensure acceptance of your redemption request, please follow the procedures described below. In addition, the Fund reserves the right to impose charges for wiring redemption proceeds.

         All redemptions of shares generally are made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each Fund shareholder during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Fund that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Directors reserves the right to have the Fund make payment, in whole or in part, in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the securities of the Fund are valued. If the recipient were to sell such securities, he or she would incur brokerage costs in converting such securities to cash.

         Due to the high cost of maintaining Fund accounts with small balances, the Company reserves the right to close your account and send you the proceeds if the balance falls below the applicable minimum balance because of a redemption (including a redemption of shares of the Fund after an investor has made only the applicable minimum initial investment). However, you will be given 30 days' notice to make an additional investment to increase your account balance to $1,000 or more. Plan Accounts are not subject to minimum Fund account balance requirements. For a discussion of applicable minimum balance requirements, see "Investing in the Fund--How To Buy Shares."

REDEMPTIONS BY TELEPHONE

         Telephone redemption or exchange privileges are made available to you automatically upon opening an account, unless you specifically decline the privileges. Telephone redemption privileges authorize the transfer agent to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the transfer agent to be genuine. The Company requires the transfer agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Company and the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Company nor the transfer agent will be liable for following telephone instructions reasonably believed to be genuine.

REDEMPTIONS BY MAIL

1. Write a letter of instruction. Indicate the class, if applicable, and the dollar amount or number of Fund shares you want to redeem. Refer to your Fund account number and give your taxpayer identification number ("TIN"), which generally is your social security or employer identification number.

2. Sign the letter in exactly the same way the account is registered. If there is more than one owner of the shares, all must sign.

3. Signature guarantees are not required for redemption requests unless redemption proceeds of $5,000 or more are to be paid to someone other than you at your address of record or your Approved Bank Account, or other unusual circumstances exist which cause the transfer agent to determine that a signature guarantee is necessary or prudent to protect against unauthorized redemption requests. If required, a signature must be guaranteed by an "eligible guarantor institution," which includes a commercial bank that is an FDIC member, a trust company, a member firm of a domestic stock exchange, a savings association, or a credit union that is authorized by its charter to provide a signature guarantee. Signature guarantees by notaries public are not acceptable. Further documentation may be requested from corporations, administrators, executors, personal representatives, trustees or custodians.

4. Mail your letter to the transfer agent at the address set forth under "Investing in the Fund--Initial Purchases by Wire."

         Unless other instructions are given in proper form, a check for your net redemption proceeds is sent to your address of record.

EXPEDITED REDEMPTIONS BY MAIL OR TELEPHONE

         You may request an expedited redemption of shares of the Fund by letter, in which case your receipt of redemption proceeds, but not the Fund's receipt of your redemption request, is expedited. In addition, you also may request an expedited redemption of shares of the Fund by telephone on any Business Day, in which case both your receipt of redemption proceeds and the Fund's receipt of your redemption request is expedited. You may request expedited redemption by telephone only if the total value of the shares redeemed is $100 or more.

         You may request expedited redemption by telephone by calling the transfer agent at the telephone number listed on your transaction confirmation or by calling 1-800-222-8222.

         You may request expedited redemption by mail by mailing your expedited redemption request to the transfer agent at the mailing address set forth under "Investing in the Fund--Initial Purchases by Wire."

         Upon request, net redemption proceeds of your expedited redemptions of $5,000 or more are wired or credited to an Approved Bank Account designated in your Account Application or wired to the Selling Agent designated in your Account Application. The Company reserves the right to impose a charge for wiring redemption proceeds. When proceeds of your expedited redemption are to be paid to someone else, to an address other than that of record, or to your Approved Bank Account or Selling Agent that you have not predesignated in your Account Application, your expedited redemption request must be made by letter and the signature(s) on the letter may be required to be guaranteed, regardless of the amount of the redemption. If your expedited redemption request is received by the transfer agent by the close of the NYSE on a Business Day, your redemption proceeds are transmitted to your Approved Bank Account or Selling Agent on the next Business Day (assuming your investment check has cleared as described above), absent extraordinary circumstances. Such extraordinary circumstances could include those described above as potentially delaying redemptions and also could include situations involving an unusually heavy volume of wire transfer orders on a national or regional basis or communication or transmittal delays that could cause a brief delay in the wiring or crediting of funds. A check for net redemption proceeds is mailed to your address of record or, at your election, credited to your Approved Bank Account.

         During periods of drastic economic or market activity or changes, you may experience problems implementing an expedited redemption by telephone. In the event you are unable to reach the transfer agent by telephone, you should consider using overnight mail to implement an expedited redemption. The Company reserves the right to modify or terminate the expedited telephone redemption privilege at any time.

SYSTEMATIC WITHDRAWAL PLAN

         The Company's Systematic Withdrawal Plan provides you with a convenient way to have Fund shares redeemed from your account and the net redemption proceeds distributed to you on a monthly basis. You may participate in the Systematic Withdrawal Plan only if you have the Fund account valued at $10,000 or more as of the date of your election to participate, your dividends and capital-gain distributions are being reinvested automatically, and you are not participating in the AutoSaver Plan at any time while participating in the Systematic Withdrawal Plan. You specify an amount ($100 or more) to be distributed by check to your address of record or deposited in your Approved Bank Account. The transfer agent redeems sufficient shares and mails or deposits your net redemption proceeds as instructed on or about the fifth Business Day prior to the end of each month. There are no separate fees charged to you by the Company for participating in the Systematic Withdrawal Plan. However, you should not participate in the Systematic Withdrawal Plan if you also are purchasing shares of a Fund subject to a sales charge.

         It may take up to ten (10) days after receipt of your request to establish your participation in the Systematic Withdrawal Plan. You may change your withdrawal amount, suspend withdrawals or terminate your election at any time by notifying the transfer agent at least five (5) Business Days prior to any scheduled transaction. Your participation in the Systematic Withdrawal Plan is terminated automatically if your Fund account is closed, or, in some cases, if your Approved Bank Account is closed.

REDEMPTIONS THROUGH SELLING AGENTS

         If your redemption order is received by a Selling Agent before the close of the NYSE and received by the transfer agent before the close of business on the same day, the order is executed at the NAV determined as of the close of the NYSE on that day. If your redemption order is received by a Selling Agent after the close of the NYSE, or is not received by the transfer agent prior to the close of business, your order is executed at the NAV determined as of the close of the NYSE on the next Business Day. The Selling Agent is responsible for the prompt transmission of your redemption order to the Company.

         Unless you have made other arrangements with the Selling Agent, and the transfer agent has been informed of such arrangements, net redemption proceeds of a redemption order made by you through a Selling Agent are credited to your Approved Bank Account. If no such account is designated, a check for the net redemption proceeds are mailed to your address of record or, if such address is no longer valid, the net proceeds are credited to your account with the Selling Agent. You may request a check from the Selling Agent or elect to retain the net redemption proceeds in such account. The Selling Agent may charge you a service fee. In addition, it may benefit from the use of your redemption proceeds until the check it issues to you has cleared or until such proceeds have been disbursed or reinvested on your behalf.

REDEMPTIONS THROUGH SHAREHOLDER SERVICING AGENTS

         You may request a redemption of shares of the Fund through your Shareholder Servicing Agent. Any redemption request made by telephone through your Shareholder Servicing Agent must redeem shares with a total value equal to $100 or more. If your redemption order is transmitted by the Shareholder Servicing Agent, on your behalf, to the transfer agent before the close of the NYSE, the redemption order is executed at the NAV determined as of the close of the NYSE on that day. If your Shareholder Servicing Agent transmits your redemption order to the transfer agent after the close of the NYSE, then your order is executed on the next Business Day following the date your order is received. The Shareholder Servicing Agent is responsible for the prompt transmission of your redemption order to the Company.

         Unless you have made other arrangements with your Shareholder Servicing Agent, and the transfer agent has been informed of such arrangements, net redemption proceeds of a redemption order made by you through your Shareholder Servicing Agent are credited to your Approved Bank Account. If no such account is designated, a check for the net redemption proceeds is mailed to your address of record or, if such address is no longer valid, the net redemption proceeds are credited to your account with your Shareholder Servicing Agent or to another account designated in your agreement with your Shareholder Servicing Agent. The shareholder servicing agent may charge you a fee. In addition, the shareholder servicing agent may benefit from the use of proceeds credited to your account until any check it issues to you has cleared or until such proceeds have been disbursed or reinvested on your behalf.

                        ADDITIONAL SHAREHOLDER SERVICES

         The Company offers you a number of optional services. As noted above, you can take advantage of the AutoSaver Plan, Tax-Deferred Retirement Plans, the Systematic Withdrawal Plan and Expedited Redemptions by Letter and Telephone. In addition, you have several dividend and distribution payment options and an exchange privilege, which are described below. If you have questions about the distribution options available to you, please call 1-800-222-8222.

DIVIDEND AND CAPITAL GAIN DISTRIBUTION OPTIONS

         When you fill out your Account Application, you can choose from the following distribution options listed below.

         A. The AUTOMATIC REINVESTMENT OPTION provides for the reinvestment of your dividend and capital gain distributions in additional shares of the same class of the Fund which paid such dividends or capital gain distributions. Distributions declared in a month generally are reinvested in additional shares at NAV on the last business day of such month. You are assigned this option automatically if you make no choice on your Account Application.

         B. The FUND PURCHASE OPTION lets you use your dividend and/or capital-gain distributions from the Fund to purchase, at NAV, shares of another fund in the Stagecoach Family of Funds with which you have an established account that has met the applicable minimum initial investment requirement. Distributions paid on Class A or Class B shares may be invested in Class A or Class B shares, respectively, of another fund, in Retail shares of a fund offered by another investment company in the Stagecoach Family of Funds, in Class A shares of the Government Money Market Mutual, Money Market Mutual, Prime Money Market Mutual or Treasury Money Market Mutual Funds or in shares of the California Tax-Free Money Market Mutual or National Tax-Free Money Market Mutual Funds (collectively, the "Money Market Mutual Funds"). Distributions paid on Class A shares may also be invested in shares of a non-money market fund with a single class of shares (a "single class fund"). Distributions paid on Class B shares may not be invested in shares of a single class fund.

         C. The AUTOMATIC CLEARING HOUSE OPTION permits you to have dividend and capital gain distributions deposited in your Approved Bank Account. In the event your Approved Bank Account is closed and such distribution is returned to the Fund's dividend disbursing agent, the distribution is reinvested in your Fund account at the NAV next determined after the distribution has been returned. Your Automatic Clearing House Option is then converted automatically to the Automatic Reinvestment Option.

         D. The CHECK PAYMENT OPTION lets you receive a check for all dividend and capital gain distributions, which generally is mailed either to your designated address or your Approved Bank Account shortly following declaration. If the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, those checks are reinvested in your Fund account at the NAV next determined after the earlier of the date the checks have been returned to the Fund's dividend disbursing agent or the date six months after the payment of such distribution. Your Check Payment Option is then converted automatically to the Automatic Reinvestment Option.

         The Company forwards moneys to the dividend disbursing agent so that it may issue you distribution checks under the Check Payment Option. The dividend disbursing agent may benefit from the temporary use of such moneys until these checks clear. The Company takes reasonable efforts to locate investors whose checks are returned or uncashed after six months.

EXCHANGE PRIVILEGE

         The exchange privilege is a convenient way to buy shares in another fund of the Stagecoach Family of Funds to respond to changes in your investment needs. You can exchange between the various funds as follows:


EXCHANGE BETWEEN                                         YES         NO
----------------                                         ---         --
Class A shares and a Money Market Mutual Fund             X
Class A shares and Class A shares                         X
Class B shares and a Money Market Mutual Fund             X
Class B shares and Class B shares                         X
Class A shares of a non-Money Market Mutual
  Fund and Class B shares                                             X


         Important factors that you should consider:

         o You will need to read the prospectus of the fund into which you want to exchange.

         o Every exchange is a redemption of shares of one fund and a purchase of shares of another fund.

         o You must exchange at least the minimum initial purchase amount of the fund you are redeeming, unless your balance has fallen below that amount due to market conditions or you have already met the minimum initial purchase amount of the fund you are purchasing.

         o If you exchange Class A shares, you will need to pay any difference between a load that you have already paid and the load that you are subject to in the new fund (less the difference between any load already paid under the maximum 3% load schedule and the maximum 4.50% schedule).

         o You will not pay a contingent deferred sales charge on any exchange from Class B shares into other Class B shares or a Money Market Mutual Fund. The new shares will continue to age while they are in the new fund and will be charged the contingent deferred sales charge applicable to the original shares upon redemption.

         o If you exchange Class A or Class B shares for shares of a Money Market Mutual Fund, you may not re-exchange shares of the Money Market Mutual Fund for shares other than the original exchanged class.

         o The Company may limit the number of times shares may be exchanged or may reject any telephone exchange order. Subject to limited exceptions, the Company will notify you 60 days before discontinuing or modifying the exchange privilege.

         You may exchange shares by writing the Transfer Agent or, if you have telephone privileges, you may call the Transfer Agent. Exchanges are subject to the procedures and conditions applicable to purchasing and redeeming shares.

CONVERSION

         Class B shares that have been outstanding for six years after the end of the month in which the shares were initially purchased automatically convert to Class A shares of the Fund and, consequently, will no longer be subject to the higher Rule 12b-1 Fees applicable to Class B shares. Such conversion is on the basis of the relative NAV of the two Classes, without the imposition of any sales charge or other charge except that the lower Rule 12b-1 Fees applicable to Class A shares shall thereafter be applied to such converted shares.
Because the per share NAV of the Class A shares may be higher than that of the Class B shares at the time of conversion, a shareholder may receive fewer Class A shares than the number of Class B shares converted, although the dollar value will be the same. Reinvestments of dividend and capital gain distributions on Class B shares are considered new purchases for purposes of the conversion feature.

         If a shareholder effects one or more exchanges among Class B shares of any Fund or among shares of a Money Market Mutual Fund during the six-year period, and exchanges back into Class B shares, the holding period for shares so exchanged is counted toward the six-year period, and any Class B shares held at the end of six years are converted into Class A shares.

                          MANAGEMENT, DISTRIBUTION AND
                                 SERVICING FEES

INVESTMENT ADVISER

         Subject to the overall supervision of the Company's Board of Directors, Wells Fargo Bank, as the Fund's investment adviser provides investment guidance and policy direction in connection with the management of the Fund's assets and furnishes the Company's Board of Directors with periodic reports on the Fund's investment strategies and performance.

         For its services as investment adviser to the International Fund, Wells Fargo Bank is entitled to monthly investment advisory fees at the annual rate of 1.00% of the Fund's average daily net assets. From time to time, Wells Fargo Bank may waive its advisory fees in whole or in part. Any such waiver will reduce expenses of the Funds, and, accordingly, have a favorable impact on the Fund's performance. From time to time, the Fund, consistent with its investment objective, policies and restrictions, may invest in securities of companies with which Wells Fargo Bank has a lending relationship.

TRANSFER AND DIVIDEND DISBURSING AGENT

         Wells Fargo Bank serves as the Fund's transfer and dividend disbursing agent. Wells Fargo Bank performs its transfer and dividend disbursing agency services at 525 Market Street, San Francisco, California 94105.

CUSTODIAN

         Investors Bank & Trust Company ("IBT") has been retained to act as custodian for the Fund. IBT performs its duties as custodian as well as certain fund accounting services at 89 South Street, Boston, Massachusetts 02111.

SHAREHOLDER SERVICING AGENT

         The Fund has entered into a shareholder servicing agreement with Wells Fargo Bank on behalf of each class, and may enter into similar agreements with other entities. Under such agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree, as agents for their customers, to provide administrative services with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records, aggregating and placing purchase, exchange and redemption transactions, and providing such other related services as the Company or a shareholder may reasonably request. For these services, a Shareholder Servicing Agent is entitled to receive a fee at an annual rate of up to (i) 0.25% of the average daily net assets attributable to the shares of the Class A or Class B shares. In no event will the fees paid exceed the maximum amount payable to the Shareholder Servicing Agent under applicable laws, regulations or rules, including the Conduct Rules of the NASD ("NASD Rules").

         Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of this Prospectus, in addition to or different from those imposed by the Company, such as requiring a higher minimum initial investment or payment of a separate fee for additional services. Each Shareholder Servicing Agent is required to agree to disclose any fees it may directly charge its customers who are shareholders of a Fund and to notify them in writing at least 30 days before it imposes any transaction fees.

ADMINISTRATOR AND CO-ADMINISTRATOR

         Subject to the overall supervision of the Company's Board of Directors, Wells Fargo Bank and Stephens as administrator and co-administrator, respectively, provide the Fund with administrative services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Company's Directors and officers. Wells Fargo Bank and Stephens also furnish office space and certain facilities to conduct the Fund's business, and Stephens compensates the Company's Directors, officers and employees who are affiliated with Stephens. For these administrative services, Wells Fargo Bank and Stephens are entitled to receive monthly fees at the annual rates of 0.06% and 0.04%, respectively, of the Fund's average daily net assets. Wells Fargo Bank and Stephens may delegate certain of their administrative duties to sub-administrators.

DISTRIBUTOR

         Stephens is the Fund's co-administrator and distributes the Fund's shares. Stephens is a full service broker/dealer and investment advisory firm located at 111 Center Street, Little Rock, Arkansas 72201. Stephens and its predecessor have been providing securities and investment services for more than 60 years. Additionally, they have been providing discretionary portfolio management services since 1983. Stephens currently manages investment portfolios for pension and profit sharing plans, individual investors, foundations, insurance companies and university endowments.

         Stephens, as the principal underwriter of the Fund within the meaning of the 1940 Act, has entered into a Distribution Agreement with the Company pursuant to which Stephens is responsible for distributing shares of the Fund. The Company also has adopted a Distribution Plan on behalf of each class of shares under the SEC's Rule 12b-1 ("Plans"). Under the Class A Plan the Fund may defray all or part of the cost of preparing and printing prospectuses and other promotional materials and of delivering prospectuses and those materials to prospective Class A shareholders paying on an annual basis up to 0.25% of the average daily net assets attributable to such shares. Under the Class B Plan, the Fund may defray all or part of such costs and pay compensation to the Distributor and Selling Agents for sales support services. The Class B Plan provides for payments, on an annual basis, of up to 0.75% of the average daily net assets of the Fund. Other distribution-related services may include, among other services, costs and expenses for advertisements, sales literature, direct mail or any other form of advertising; expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses; payments to broker/dealers and financial institutions for services in connection with the distribution of shares, including promotional incentives and fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker/dealer or other institution receiving such fees; and other similar services as the Directors determine to be reasonably calculated to result in the sale of a Fund's shares.

         In addition, the Plans contemplate that, to the extent any fees payable pursuant to a shareholder servicing agreement (discussed above) are deemed to be for distribution-related services, such payments are approved and payable pursuant to the Plans, subject to any limits under applicable law, regulations or rules, including the NASD Rules. Financial institutions acting as Selling Agents, Shareholder Servicing Agents or in certain other capacities may be required to register as dealers pursuant to applicable state securities laws which may differ from federal law and any interpretations expressed herein.

         The Distribution Agreement provides that Stephens shall act as agent for the Fund for the sale of its shares, and may enter into selling agreements with Selling Agents that wish to make available shares of the Fund to its customers. The Fund may participate in joint distribution activities with any of the other funds of the Company, in which event, expenses reimbursed out of the assets of the Fund may be attributable, in part, to the distribution-related activities of another fund of the Company. Generally, the expenses attributable to joint distribution activities will be allocated among the Fund and the other funds of the Company in proportion to their relative net asset sizes, although the Company's Board of Directors may allocate such expenses in any other manner that it deems fair and equitable.

         Stephens has established a cash and non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Company's funds may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise or the cash value of a non-cash compensation item.

FUND EXPENSES

         From time to time, Wells Fargo Bank and Stephens may waive their respective fees in whole or in part and reimburse expenses payable to others. Any such waivers or reimbursements will reduce the Fund's expenses and, accordingly, have a favorable impact on the Fund's performance. Except for the expenses borne by Wells Fargo Bank and Stephens, the Fund bears all costs of its operations, including its pro rata portion of Company expenses such as fees and expenses of its independent auditors and legal counsel, and compensation of the Company's directors who are not affiliated with the adviser, administrator or any of their affiliates; advisory, transfer agency, custody and administration fees; and any extraordinary expenses. Expenses attributable to each fund or class are charged against the assets of the fund or class.
General expenses of the Company are allocated among all of the funds of the Company in a manner proportionate to the net assets of each fund, on a transactional basis, or on such other basis as the Company's Board of Directors deems equitable.

                                     TAXES

         Distributions from the Fund's net investment income and net short-term capital gains, if any, are designated as dividend distributions and taxable to the Fund's shareholders as ordinary income. Distributions from the Fund's net long-term capital gains are designated as capital gain distributions and taxable to the Fund's shareholders as long-term capital gains. In general, your distributions will be taxable when paid, whether you take such distributions in cash or have them automatically reinvested in additional Fund shares. However, distributions declared in October, November, and December and distributed by the following January will be taxable as if they were paid by December 31.

         If more than 50% in value of the Fund's total assets at the close of its taxable year consist of securities of non-U.S. corporations, the Fund will be eligible to file an election with the Internal

Revenue Service pursuant to which shareholders of the Fund must (a) include their respective pro rata portions of such withholding taxes in their Federal income tax returns as gross income, (b) treat such amounts as foreign taxes paid by them, and (c) either deduct such amounts in computing their taxable incomes or use these amounts as foreign tax credits against their federal income taxes. The Fund expects to meet the eligibility requirements for filing this election because of its substantial investment in securities of non-U.S. issuers and intends to make the election.

         Your redemptions (including redemptions in-kind) and exchanges of Fund shares will ordinarily result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the cost of your shares. See "Federal Income Taxes--Disposition of Fund Shares" in the SAI.

         Foreign shareholders may be subject to different tax treatment, including withholding taxes. See "Federal Income Taxes--Foreign Shareholders" in the SAI. In certain circumstances, U.S. residents may also be subject to withholding taxes. See "Federal Income Taxes--Backup Withholding" in the SAI.

         The foregoing discussion regarding taxes is based on tax laws which were in effect as of the date of this Prospectus and summarizes only some of the important federal tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; you should consult your tax advisor with respect to your specific tax situation as well as with respect to foreign, state and local taxes. Further federal tax considerations are discussed in the SAI for the Fund.

                             PROSPECTUS APPENDIX--
                         ADDITIONAL INVESTMENT POLICIES

FUND INVESTMENTS

         Set forth below is a description of certain investments and additional investment policies for the Fund.

  Temporary Investments

         The Fund may hold a certain portion of its assets in cash or short-term investments in order to maintain adequate liquidity for redemption requests or other cash management needs or for temporary defensive purposes during periods of unusual market volatility. The short-term investments that the Fund may purchase include, among other things, U.S. government obligations, shares of money market mutual funds, repurchase agreements, obligations of domestic banks and short-term obligations of foreign banks, corporations and other entities. See "Additional Permitted Investment Activities" in the SAI for additional information.

  U.S. Government Obligations

         The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government obligations"). Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

  Other Investment Companies

         The Fund may invest in shares of other open-end, management investment companies. The Fund may purchase shares of exchange-listed, closed-end funds. The Fund also may invest in investment companies that are designed to replicate the composition and performance of a particular index. For example, World Equity Benchmark Shares (commonly known as "WEBS") are exchange traded shares of open-end investment companies designed to replicate the composition and performance of publicly traded issuers in particular foreign countries. Investments in index baskets involve the same risks associated with a direct investment in the types of securities included in the baskets.

  Repurchase Agreements

         The Fund may enter into repurchase transactions in which the seller of a security to a Fund agrees to repurchase that security from such Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund, and all repurchase transactions must be collateralized. The Fund may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or is otherwise limited or if receipt of the security or collateral is delayed. The Fund may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank. See "Additional Permitted Investment Activities" in the SAI for additional information.

  Foreign Obligations and Securities

         The foreign securities in which the Fund may invest include common stocks, preferred stocks, warrants, convertible securities and other securities of issuers organized under the laws of countries other than the United States. Such securities also include equity interests in foreign investment funds or trusts, real estate investment trust securities and any other equity or equity-related investment whether denominated in foreign currencies or U.S. dollars.

         The Fund also may invest in foreign securities through American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

         In addition, for temporary defensive purposes, the Fund may invest in fixed income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities. For a more complete discussion of these securities, see the SAI.

  Emerging Markets

         The Fund may invest up to 25% of its assets in equity securities of companies in "emerging markets." Emerging markets are those financial markets associated with emerging market countries as considered by the International Bank for Reconstruction and Development (more commonly referred to as the World
Bank), the International Finance Corporation, and the international financial community. Wells Fargo Bank may invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

         There are special risks involved in investing in emerging market countries. Most are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries may still have obsolete financial systems, economic problems or archaic legal systems. The currencies of certain emerging market countries, and therefore the value of securities denominated in such currencies, may be more volatile than currencies of developed countries. In addition, many of these nations are experiencing political and social uncertainties. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid. Further, such markets may be vulnerable to high inflation and interest rates.

Hedging and Related Strategies

         The Fund may attempt to protect the U.S. dollar equivalent value of one or more of its investments (hedge) by purchasing and selling foreign currency futures contracts and by purchasing and selling currencies on a spot (i.e., cash) or forward basis. Foreign currency futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of currency at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.

         The Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date either with respect to specific transactions or with respect to portfolio positions. For example, the Fund may enter into a forward currency contract to sell an amount of a foreign currency approximating the value of some or all of the Fund's securities denominated in such currency. The Fund may use forward contracts in one currency or a basket of currencies to hedge against fluctuations in the value of another currency when Wells Fargo

Bank anticipates there will be a correlation between the two and may use forward currency contracts to shift the Fund's exposure to foreign currency fluctuations from one country to another. The purpose of entering into these contracts is to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies.

         Wells Fargo Bank might not employ any of the strategies described above, and there can be no assurance that any strategy used will succeed. If Wells Fargo incorrectly forecasts exchange rates, market values or other economic factors in utilizing a strategy for the Fund, the Fund might have been in a better position had it not might have been in a better position had it not hedged at all. The use of these strategies involves certain special risks, including (1) the fact that skills needed to use hedging instruments are different from those needed to select the Fund's securities, (2) possible imperfect correlation, or even no correlation, between price movements of hedging instruments and price movements of the investments being hedged, (3) the fact that, while hedging strategies can reduce the risk of loss, they can also reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments and (4) the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with hedging transactions and the possible inability of a Fund to close out or to liquidate its hedged position.

         New financial products and risk management techniques continue to be developed. The Fund may use these instruments and techniques to the extent consistent with its investment objectives and regulatory and tax considerations.

  Warrants

         The Fund may invest no more than 5% of its net assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities). Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Fund may only purchase warrants on securities in which the Fund may invest directly.

  Money Market Instruments

         The Fund may invest in the following types of high quality money market instruments that have remaining maturities not exceeding one year: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1" or "A-1+" by S&P, or, if unrated, of comparable quality as determined by Wells Fargo Bank, as investment adviser; and (iv) repurchase agreements. The Fund also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets;
(ii) are among the 75 largest foreign banks in the world as determined on the basis of assets; (iii) have branches or agencies in the United States; and (iv) in the opinion of Wells Fargo Bank, as investment adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund.

  Forward Commitments, When-Issued Purchases and Delay-Delivery Transactions

         The Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although a Fund will generally purchase securities with the intention of acquiring them, a Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the adviser.

  Privately Issued Securities (Rule 144A)

         The Fund may invest in privately issued securities which may be resold in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities which are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued securities that are determined by Wells Fargo Bank to be "illiquid" are subject to the Fund's policy of not investing more than 15% of its net assets in illiquid securities.

INVESTMENT POLICIES AND RESTRICTIONS

         The Fund's investment objective, as set forth in "How the Fund Works--Investment Objective and Policies," is not fundamental; that is, it may be changed without approval by the vote of the holders of a majority of the Fund's outstanding voting securities, as described under "Capital Stock" in the SAI for the Fund.

  Fundamental Investment Policies

         As matters of fundamental policy, the Fund may not: (i) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in obligations of the United States Government, its agencies or instrumentalities; (ii) issue senior securities, except as permitted by applicable law; (iii) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including government-sponsored enterprises, ) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer or the Fund would hold more than 10% of the outstanding voting securities of such issuer, except that up to

25% of the value of the Fund's total assets may be invested without regard to these limitations; or (iv) borrow money, except as permitted by applicable law.

  Certain Non-Fundamental Investment Policies

         As a matter of nonfundamental policy, the Fund may invest up to 15% of the current value of its net assets in illiquid securities. For these purposes, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days and (c) repurchase agreements not terminable within seven days.

         Illiquid securities shall not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act") that have been determined to be liquid by the adviser, pursuant to guidelines established by the Company's Board of Directors, or commercial paper that is sold under Section 4(2) of the 1933 Act that (i) is not traded flat or in default as to interest or principal, and (ii) is rated in one of the two highest categories by at least two NRSROs and the adviser, pursuant to guidelines established by the Company's Board of Directors, has determined the commercial paper to be liquid or (iii) is rated in one of the two highest categories by one NRSRO and the adviser, pursuant to guidelines established by the Company's Board of Directors.

Advised by WELLS FARGO BANK, N.A.
Distributed by Stephens Inc., Member NYSE/SIPC

NOT FDIC INSURED

P.O.  Box 7066
San Francisco, CA 94120-7066





STAGECOACH FUNDS:

o are NOT insured by the FDIC or U.S. Government

o are NOT obligations or deposits of Wells Fargo Bank nor guaranteed by the Bank

o involve investment risk, including possible loss of principal



Printed on Recycled Paper                                           SCFO72(8/97)

P.O.  Box 7066
San Francisco, CA 94120-7066                                           BULK RATE
                                                                    U.S. POSTAGE
                                                                            PAID
                                                                   DALLAS, TEXAS
                                                                 Permit No. 1808





STAGECOACH FUNDS:

o are NOT insured by the FDIC or U.S. Government
o are NOT obligations or deposits of Wells Fargo Bank nor guaranteed by the Bank
o involve investment risk, including possible loss of principal




SCFO72 8/97

                                   PROSPECTUS



                           INTERNATIONAL EQUITY FUND



                              INSTITUTIONAL CLASS



                                August __, 1997

                               STAGECOACH FUNDS(R)

                           INTERNATIONAL EQUITY FUND

                              INSTITUTIONAL CLASS

         Stagecoach Funds, Inc. (the "Company") is an open-end management investment company. This Prospectus contains information about Institutional Class shares offered in the INTERNATIONAL EQUITY FUND (the "Fund") of the Stagecoach Family of Funds.

         The International Equity Fund seeks to earn total return (with an emphasis on capital appreciation) over the long term, by investing primarily in equity securities of non-U.S. companies.

         Please read this Prospectus and retain it for future reference. It is designed to provide you with important information and to help you decide if the Fund's goals match your own. A Statement of Additional Information ("SAI"), dated August __, 1997, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The SAI is available free of charge by writing to Stagecoach Funds, Inc., c/o Stagecoach Shareholder Services, Wells Fargo Bank, N.A., P.O. Box 7066, San Francisco, CA 94120-7066, or by calling the Company at 1-800-222-8222. If you hold shares in an IRA, please call 1-800-BEST-IRA (1-800-237-8472) for information or assistance.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, ANY STATE SECURITIES COMMISSION OR ANY OTHER REGULATORY AUTHORITY, NOR HAVE ANY OF THESE AUTHORITIES PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, WELLS FARGO BANK, N.A. ("WELLS FARGO BANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

         WELLS FARGO BANK IS THE INVESTMENT ADVISER AND ADMINISTRATOR, AND IS COMPENSATED FOR PROVIDING THE FUND WITH CERTAIN OTHER SERVICES. STEPHENS INC. ("STEPHENS"), WHICH IS NOT AFFILIATED WITH WELLS FARGO BANK, IS THE CO-ADMINISTRATOR AND DISTRIBUTOR FOR THE FUND.

                        PROSPECTUS DATED AUGUST __, 1997

                               TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----
Prospectus Summary  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1

Summary of Fund Expenses  . . . . . . . . . . . . . . . . . . . . . . . .   4

How the Fund Works  . . . . . . . . . . . . . . . . . . . . . . . . . . .   6

The Fund and Management . . . . . . . . . . . . . . . . . . . . . . . . .  10

Investing in the Fund . . . . . . . . . . . . . . . . . . . . . . . . . .  12

Exchanges . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15

Dividend and Capital Gain Distributions . . . . . . . . . . . . . . . . .  16

Management and Servicing Fees . . . . . . . . . . . . . . . . . . . . . .  17

Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19

Prospectus Appendix--Additional Investment Policies . . . . . . . . . . . A-1

                               PROSPECTUS SUMMARY

         The Fund provides you with a convenient way to invest in a portfolio of securities selected and supervised by professional management. The following provides you with summary information about the Fund. For more information, please refer to the identified Prospectus sections and generally to this Prospectus and the Fund's SAI.

Q.       WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A. The International Equity Fund seeks to earn total return (with an emphasis on capital appreciation) over the long term, by investing primarily in equity securities of non-U.S. companies. The Fund pursues its objective by investing its assets primarily in a portfolio of common stocks, preferred stocks, warrants, convertible securities and other securities of issuers located and operating in countries other than the United States. Other eligible investments for the Fund include, for example, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and similar securities, as well as securities of other investment companies.

         See "How the Fund Works," "Prospectus Appendix--Additional Investment Policies" and the SAI for further information on investments.

Q.       WHAT ARE SOME OF THE POTENTIAL RISKS ASSOCIATED WITH THIS TYPE OF
         INVESTMENT?

A. An investment in the Fund is not insured against loss of principal. When the value of the securities that the Fund owns declines, so does the value of your shares of the Fund. Therefore, you should be prepared to accept some risk with the money you invest in the Fund. Moreover, because the Fund invests in foreign securities, you should be prepared to accept the special risks associated with foreign investing. These risks include, among others, fluctuations in currency exchange rates, political risks, such as expropriation or nationalization of assets, war and possible imposition of foreign taxes and exchange control and currency restrictions. In addition to these special risks, the portfolio equity and debt securities held by the Fund also are subject to the risks commonly associated with any investment in such securities. For example, the portfolio equity securities of the Fund are subject to equity market risk. Equity market risk is the risk that stock prices will fluctuate or decline over short or even extended periods. Further, the portfolio debt instruments of the Fund are, generally, subject to credit and interest-rate risk. Credit risk is the risk that issuers of the debt instruments in which the Fund invests may default on the payment of principal and/or interest. Interest-rate risk is the risk that increases in market interest rates may adversely affect the value of the debt instruments in which the Fund invests and hence the value of your investment in the Fund. As with all mutual funds, there can be no assurance that the Fund will achieve its investment objective. See "How the Fund Works--Investment Objective and Policies," "How the Fund Works--Risk Factors" and "Prospectus Appendix -- Additional Investment Policies" below and

         "Additional Permitted Investment Activities" in the SAI for further information about the Fund's investments and related risks.

Q.       WHO MANAGES MY INVESTMENT?

A. Wells Fargo Bank, as the Fund's investment adviser, manages your investment. Wells Fargo Bank also provides administrative, transfer and dividend disbursing agency services to the Fund. In addition, Wells Fargo Bank is a shareholder servicing agent and a selling agent and provides certain of these services to the Fund. See "The Fund's and Management" and "Management, Distribution and Servicing Fees."

Q.       HOW DO I INVEST?

A. Qualified investors may invest by purchasing Institutional Class shares of the Fund at the net asset value per share without a sales charge ("NAV"). Qualified investors include certain customers of affiliate, franchise or correspondent banks of Wells Fargo & Company and other selected institutions ("Institutions"). Customers may include individuals, trusts, partnerships and corporations. Purchases are effected through the customer's account with the Institution under the terms of the customer's account agreement with the Institution. Investors wishing to purchase the Fund's Institutional Class shares should contact their account representatives. The minimum initial purchase amount on Institutional Class shares is $2 million and the minimum subsequent purchase amount on such shares is $25,000. Investors in various fiduciary accounts and certain other investors are not subject to minimum initial or subsequent purchase amount requirements. See "Investing in the Fund" for additional information.

Q.       HOW MAY I REDEEM SHARES?

A. Investors may redeem shares at NAV, without charge by the Company. Institutional Class shares held by an Institution on behalf of its customers must be redeemed under the terms of the customer's account agreement with the Institution. Institutions are responsible for transmitting redemption requests to the Company and crediting their customers' accounts. The Company reserves the right to impost charges for wiring redemption proceeds. See "Investing in the Fund -- Redemption of Institutional Class Shares."

Q.       HOW WILL I RECEIVE DIVIDEND AND ANY CAPITAL GAIN DISTRIBUTIONS?

A. Dividends of the International Equity Fund are declared and distributed annually. Any capital gains are distributed by the Fund at least annually. Dividend and capital gain distributions are automatically reinvested in shares of the Institutional Class of the Fund without a sales charge unless shareholders elect to receive distributions in cash. Shareholders may also elect to reinvest dividends in shares of certain other funds in the Stagecoach Family of Funds with which they have an established account that has met the applicable minimum initial investment requirement. Investment income available for distribution to holders of Institutional Class shares is reduced by the class expenses payable on behalf of those shares. See "Dividend and Capital Gain Distributions" and "Additional Shareholder Services."

Q.       WHAT ARE DERIVATIVES AND DOES THE FUND USE THEM?

A. Derivatives are financial instruments whose value is derived, at least in part, from the price of another security or a specified asset, index or rate. Some of the permissible investments described in this Prospectus, such as buying and selling foreign currency futures and entering into forward foreign currency contracts, are considered derivatives. However, Wells Fargo Bank will use such derivatives only when it deems appropriate and only for limited purposes, such as to reduce currency risk or gain exposure to specific markets. Some derivatives may be more sensitive than direct securities to changes in interest rates, exchange rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield, duration or value due to their structure or contract terms.

Q.       WHAT STEPS DOES THE FUND TAKE TO CONTROL DERIVATIVES- RELATED RISKS?

A. Wells Fargo Bank uses a variety of internal risk management procedures to ensure that derivatives use is consistent with the Fund's investment objective, does not expose the Fund to undue risks and is closely monitored. These procedures include providing periodic reports to the Board of Directors concerning the use of derivatives. Derivatives use by the Fund also is subject to broadly applicable investment policies. For example, the Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. Nor may the Fund use certain derivatives without establishing adequate "cover" in compliance with SEC rules limiting the use of leverage. For more information on the Fund's investment activities, see "How the Fund Works" and "Prospectus Appendix--Additional Investment Policies."

                            SUMMARY OF FUND EXPENSES

                        SHAREHOLDER TRANSACTION EXPENSES
                           INSTITUTIONAL CLASS SHARES

Maximum Sales Load Imposed on
  Purchases (as a percentage of
  offering price)                                            None
Maximum Sales Load Imposed on
  Reinvested Dividends                                       None
Maximum Deferred Sales Load                                  None
Exchange Fees                                                None


                         ANNUAL FUND OPERATING EXPENSES
                           INSTITUTIONAL CLASS SHARES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee                                               1.00%
Rule 12b-1 Fee                                               0.00%
Other Expenses (1)                                           0.40%
                                                             -----
TOTAL FUND OPERATING EXPENSES (1)                            1.40%

(1)

EXAMPLE OF EXPENSES

                                                   1 YEAR             3 YEARS
                                                   ------             -------
You would pay the following expenses
on a $1,000 investment in Institutional Class
shares of the Fund, assuming a 5% annual
return and redemption at the end of
each time period indicated                          $ 14                $ 44
                                                    ----                ----

                             EXPLANATION OF TABLES

         The purpose of the foregoing tables is to help you understand the various costs and expenses that a shareholder in the Fund will pay directly or indirectly.

         SHAREHOLDER TRANSACTION EXPENSES are charges investors pay when buying or selling Fund shares. Institutional Class shares are sold with no shareholder transaction charges imposed by the Company. The Company reserves the right to impose a charge for wiring redemption proceeds. There are no exchange fees.

         ANNUAL FUND OPERATING EXPENSES for the Fund, except as indicated above, are based on applicable contract amounts and amounts the Fund expects to incur during its first fiscal year. [THESE AMOUNTS HAVE BEEN ADJUSTED TO REFLECT VOLUNTARY FEE WAIVERS OR REIMBURSEMENTS THAT ARE EXPECTED TO REDUCE EXPENSES DURING THE CURRENT YEAR.] The amounts shown under "Management Fee" and "Rule 12b-1 Fee" are based on applicable contract amounts. The amount shown under "Other Expenses" for the Fund is based on estimated amounts expected to be in effect during the first fiscal year. Wells Fargo Bank and Stephens at their sole discretion may waive or reimburse all or a portion of their respective fees charged to, or expenses paid by, the Fund. Any waivers or reimbursements would reduce the Fund's total expenses. For more complete descriptions of the various costs and expenses you can expect to incur as a shareholder in the Fund, please see "Investing in the Fund--How To Buy Shares" and "Management and Servicing Fees."

         EXAMPLE OF EXPENSES is a hypothetical illustration of the expenses associated with a $1,000 investment over stated periods, based on the expenses in the above tables and an assumed annual rate of return of 5%. This annual rate of return should not be considered an indication of actual or expected performance of the Fund nor a representation of past or future expenses; actual expenses and returns may be greater or less than those shown.

                               HOW THE FUND WORKS

INVESTMENT OBJECTIVE AND POLICIES

         The International Equity Fund seeks to earn total return (with an emphasis on capital appreciation) over the long term, by investing primarily in equity securities of non-U.S. companies. In seeking to achieve its objective, the Fund intends to invest at least 80% of its assets in a diversified portfolio of equity securities of companies located or operating in major non-U.S. countries and emerging markets of the world. It is expected that securities held in the Fund will ordinarily be traded on a stock exchange or other market (such as an over-the-counter market) in the country in which the issuer is principally based, but also may be traded in other countries including, in many cases, the United States. Equity securities in the portfolio will include, among others, common stocks, preferred stocks, warrants, convertible instruments, ADRs, GDRs and similar securities, as well as securities of other investment companies.

         As adviser to the Fund, Wells Fargo Bank intends to apply a fundamentals-driven/value-oriented stock selection process, identifying companies with an above-average potential for long-term growth. Several key fundamental criteria are considered, such as a company's distinguishable franchise on a local, regional or global basis; a history of effective management demonstrated by expanding revenues and earnings growth; prudent financial and accounting policies; and by an ability to capitalize on a changing business environment. Valuation factors based on historical and forecast data also are employed to determine the relative attractiveness of the security. It is expected that the average market capitalization of issuers represented in the Fund's portfolio will be US$10 billion or more. The Fund may, however, invest in equity securities of issuers with market capitalization as low as US$250 million.

         The Fund intends to allocate its assets among a variety of countries, regions and industry sectors, investing in a minimum of five countries exclusive of the United States. In allocating among countries, regions and industry sectors, factors such as economic growth prospects, monetary and fiscal policies, political stability, currency trends, market liquidity and investor sentiment are considered. The Fund may invest up to 50% of its total assets in any one country and up to 25% of its total assets in securities of issuers located and operating primarily in emerging market countries. Emerging market countries include those financial markets associated with "emerging" countries as considered by the International Bank for Reconstruction and Development, the International Finance Corporation, and the international financial community. There are presently over 130 countries that may be considered "emerging." Of this number, however, only approximately 30 countries currently are considered viable investment areas. As countries develop, additional markets may open to foreign investors.

         The International Equity Fund may temporarily hold cash or purchase short-term instruments to the extent appropriate to maintain adequate liquidity for redemption requests or other cash management needs. The short-term instruments that the Fund may purchase include U.S. Treasury bills, shares of money market mutual funds and repurchase agreements. In addition, when, in the opinion of Wells Fargo Bank, abnormal market or economic conditions warrant, the Fund may, for temporary defensive purposes, hold cash, short term instruments and debt or equity securities of U.S. and non-U.S. issuers without limitation.

         Although Wells Fargo Bank generally does not intend to hedge the Fund's foreign currency exposure, it reserves the right to hedge by purchasing or selling foreign currency futures and forward foreign currency contracts. Because the Fund will be investing in securities of non-U.S. issuers, investment risk and certain fees (such as custodial, securities transaction, and securities registration fees) may be higher than the fees incurred by funds investing solely in U.S. securities. For a description of these and other risks and considerations, see "Risk Factors" below.

         Wells Fargo Bank anticipates that most of the Fund's investments will be long-term in character. However, the Fund's portfolio turnover rate will be impacted by market and other conditions and will not serve to limit the discretion of Wells Fargo Bank if it believes portfolio changes are appropriate. It is anticipated that the Fund's portfolio turnover rate will not exceed 100% under normal market conditions.

         There can be no assurance that the Fund, which is a diversified portfolio, will achieve its investment objective. The Fund's investment objective is not a fundamental policy of the Fund and therefore may be changed by the Company's Board of Directors without shareholder approval. A more complete description of the Fund's investments and investment activities is contained in "Prospectus Appendix--Additional Investment Policies" and in the SAI.

RISK FACTORS

         The International Equity Fund is intended for investors who are seeking long-term capital appreciation and who are prepared to accept the risks associated with investing in foreign securities markets. Foreign securities held by the Fund, including for this purpose ADRs, GDRs and similar securities, involve special risks and considerations not typically associated with investing in U.S. companies. These risks include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political, social and monetary or diplomatic developments that could affect U.S. investments in foreign countries. There may be less publicly available information about a foreign company than about a U.S. company and information that is available may be less reliable. Additionally, dispositions of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including withholding taxes. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. The Fund's performance may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Transactions in foreign securities may be subject to less efficient settlement practices. Moreover, foreign securities trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment, may expose a Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Finally, in the event of litigation relating to a portfolio investment, the Fund may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and corporations. Investors should carefully consider the appropriateness of foreign investing in light of their financial objectives and goals.

         Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar (as are some securities of U.S. issuers), changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gains, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of Fund assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of Fund assets denominated in that currency will decrease. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, international balances of payments, speculation and other economic and political conditions. In addition, some foreign currency values may be volatile and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets. Any of these factors could adversely affect the Fund.

         Further, there are special risks involved in investing in issuers in emerging market countries. Most emerging market countries are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Some of these countries are also sensitive to world commodity prices and may be subject to political and social uncertainties. The currencies of developing countries, and therefore the value of securities denominated in such currencies, may be more volatile than currencies of developed countries. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. In addition, the financial markets of emerging market countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid. Further, such markets may be vulnerable to high inflation and interest rates.

         In addition to the risks associated with investments in foreign securities, the Fund's portfolio equity securities are subject to the risks commonly associated with any investment in equity securities. For example, the portfolio equity securities of the Fund are subject to equity market risk. Equity market risk is the risk that stock prices will fluctuate or decline over short or extended periods. Further, because the Fund may, under certain limited circumstances, invest in debt securities, the portion of the Fund's portfolio so invested will, generally, be subject to credit and interest-rate risk. Credit risk is the risk that issuers of the debt instruments in which the Fund invests may default on the payment of principal and/or interest. Interest-rate risk is the risk that increases in market interest rates may adversely affect the value of the debt instruments in which the Fund invests and hence the value of your investment in the Fund. The market value of the Fund's investment in fixed-income securities will change in response to changes in interest rates and the relative financial strength of each issuer. During periods of falling interest rates, the value of fixed-income securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security also may affect the value of these investments. Fluctuations in the market value of fixed-income securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a Fund's net asset value.

         Illiquid securities, which may include certain restricted securities, may be difficult to sell promptly at an acceptable price. Certain restricted securities may be subject to legal restrictions on resale. Delay or difficulty in selling securities may result in a loss or be costly to a Fund.

         Wells Fargo Bank may use certain derivative investments or techniques, such as buying and selling foreign currency futures contracts and entering into forward foreign currency contracts, to adjust the risk and return characteristics of the Fund's portfolio. Derivatives are financial instruments whose value is derived, at least in part, from the price of another security or a specified asset, index or rate. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value due to their structure or contract terms. If Wells Fargo Bank judges market conditions incorrectly, the use of certain derivatives could result in a loss, regardless of its intent in using the derivatives.

         There is, of course, no assurance that the Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. See "Prospectus Appendix--Additional Investment Policies" and the SAI for further information about investment policies and risks.

PERFORMANCE

         Fund performance may be advertised from time to time in terms of average annual total return or cumulative total return. Performance figures are based on historical results and are not intended to indicate future performance. Performance figures are calculated separately for each class of shares of the Fund.

         Average annual total return of the Institutional Class shares is based on the overall dollar or percentage change in value of a hypothetical investment in the Institutional Class shares and assumes that all dividends and capital-gain distributions attributable to such class are reinvested at NAV in shares of the class. Cumulative total return is calculated similarly except that the return figure is aggregated over the relevant period instead of annualized.

         In addition to presenting standardized performance figures, the Fund also may present nonstandardized performance figures, including distribution rates. Because of the differences in the fees and/or expenses borne by shares of each class of the Fund the performance figures of one class of shares can be expected, a any given time, to vary from the performance figures for the other classes of the Fund.

         Additional information about the performance of the Fund is contained in the SAI under "Performance Calculations" and will be in the Company's next Annual Report, dated approximately May 1998, which may be obtained free of charge by calling the Company at 1-800-222-8222 or by writing the Company at the address on the inside front cover of the Prospectus.

                            THE FUND AND MANAGEMENT

THE FUND

         The Fund is one of twenty-seven funds offered by the Stagecoach Family of Funds. The Company was organized as a Maryland corporation on September 9, 1991. Most of the Company's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, a class subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Company's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors at NAV. Each class of shares represents an equal, proportionate interest in a Fund with other shares of the same class. Shareholders of each class bear their pro rata portion of a Fund's operating expenses except for certain class-specific expenses that are allocated to a particular class and, accordingly, may affect performance. Please contact Stagecoach Shareholder Services at 1-800-222-8222 if you would like additional information about investment options in the Stagecoach Family of Funds.

         The Company's Board of Directors supervises the Fund's activities and monitors its contractual arrangements with various service providers. Although the Company is not required to hold annual shareholder meetings, special meetings may be required for purposes such as electing or removing Directors, approving advisory contracts and distribution plans, and changing the fund's investment objective or fundamental investment policies. All shares of the Company have equal voting rights and are voted in the aggregate, rather than by series or class, unless otherwise required by law (such as when the voting matter affects only one series or class). All shareholders of record are entitled to one vote for each share owned and fractional votes for fractional shares owned. A more detailed description of the voting rights and attributes of the shares is contained in the "Capital Stock" section of the SAI.

MANAGEMENT

         Wells Fargo Bank is the investment adviser to the Fund. In addition, Wells Fargo Bank serves as the Fund's administrator, transfer and dividend disbursing agent and is a shareholder servicing agent and selling agent. Wells Fargo Bank, one of the largest banks in the United States, was founded in 1852 and is the oldest bank in the western United States. As of March 31, 1997, Wells Fargo Bank and its affiliates provided investment advisory services for approximately $57 billion of assets of individuals, trusts, separately-managed estates and institutions. Wells

Fargo Bank also serves as investment adviser to the other funds of the Company, and as investment adviser or sub-adviser to five other registered, open-end, management investment companies. Wells Fargo Bank, a wholly-owned subsidiary of Wells Fargo & Company, is located at 420 Montgomery Street, San Francisco, California 94104.

PORTFOLIO MANAGERS

         Ms. Katherine Schapiro is primarily responsible for the day-to-day management of the Fund. She joined Wells Fargo Bank in August 1992, where she directs international equity investment strategy. Ms. Schapiro currently manages a number of international equity portfolios. Ms. Schapiro also manages equity and balanced portfolios for institutions and individuals through Wells Capital Management, a wholly-owned subsidiary of Wells Fargo Bank, and serves on the Equity Strategy Committee. Prior to joining Wells Fargo Bank, Ms. Schapiro was a vice president and fund manager for Newport Pacific Management, an international investment advisory firm. Ms. Schapiro is a graduate of Stanford University, is a Chartered Financial Analyst and is on the board of directors of the Security Analysts of San Francisco.


         Ms. Stacey Ho is a co-manager for the Fund. Ms. Ho analyzes foreign equity securities and manages other equity portfolios for Wells Fargo Bank and Wells Capital Management as part of its International Equity-Style Team. Prior to joining Wells Fargo Bank this year, Ms. Ho was employed by Clemente Capital Management where she had responsibility for Asian equities and was a member of an international and emerging markets portfolio management team. Ms. Ho was employed by Clemente Capital Management from 1995 through late 1996. From 1990 to 1995, Ms. Ho was employed by Edison International where her responsibilities included managing a Japan equity portfolio, a U.S. equity portfolio, and the domestic equity managers for Edison International's pension fund. Ms. Ho has a BS in Civil Engineering from San Diego State University and a MS in Environmental Engineering from Stanford University. She received her MBA from UCLA. Ms. Ho is currently working toward her Chartered Financial Analyst designation.

                    _______________________________________

         Morrison & Foerster LLP, counsel to the Company and special counsel to Wells Fargo Bank, has advised the Company and Wells Fargo Bank that Wells Fargo Bank and its affiliates may perform the services contemplated by the Advisory Contracts and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial decisions in this regard and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

                             INVESTING IN THE FUND

PURCHASE OF INSTITUTIONAL CLASS SHARES

         The minimum initial purchase amount on Institutional Class shares is $2 million and the minimum subsequent purchase amount on such shares is $25,000. Investors in various fiduciary accounts and certain other investors are not subject to minimum initial or subsequent purchase amount requirements.

         Institutional Class shares of the Fund are sold at NAV (without a sales charge) on a continuous basis primarily to certain customers ("Customers") of affiliate, franchise or correspondent banks of Wells Fargo & Company and other selected institutions (previously defined as Institutions). Customers may include individuals, trusts, partnerships and corporations. Share purchases are effected through a Customer's account at an Institution under the terms of the Customer's account agreement with the Institution, and confirmations of share purchases and redemptions are sent by the Funds to the Institution involved. Institutions (or their nominees), acting on behalf of their Customers, normally are the holders of record of Institutional Class shares. Customers' beneficial ownership of Institutional Class shares is reflected in the account statements provided by Institutions to their Customers. The exercise of voting rights and the delivery to Customers of shareholder communications from the Funds is governed by the Customers' account agreements with an Institution. Investors wishing to purchase Institutional Class shares of the Funds should contact their account representatives.

         Institutional Class shares may be purchased on any day the Fund is open. The Fund is open for business each day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day"). Institutional Class shares of the Fund are sold at the NAV per share next determined after a purchase order has become effective. Purchase orders placed by an Institution for Institutional Class shares in the Fund must be received by the Company by 1:00 p.m. (Pacific time) on any Business Day. Payment for such shares may be made by Institutions in federal funds or other funds immediately available to the custodian no later than 1:00 p.m. (Pacific time) on the next Business Day following the receipt of the purchase order.

         Institutions are responsible for transmitting orders for purchases by their Customers and delivering required funds on a timely basis. If funds are not received within the periods described above, the order will be canceled, notice thereof will be given, and the Institution will be responsible for any loss to the Fund or its shareholders. Institutions may charge certain account fees depending on the type of account the investor has established with the Institution. In addition, an Institution may receive fees from the Fund with respect to the investments of its Custodian as described under "Management and Servicing Fees." Payment for Institutional Class shares of the Fund may, in the discretion of the investment adviser, be made in the form of securities that are permissible investments for the Fund. For further information see "Additional Purchase and Redemption Information" in the SAI.

         The Company reserves the right to reject any purchase order or to suspend sales at any time. Payment for orders that are not received will be returned after prompt inquiry. The issuance of Institutional Class shares is recorded on the Company's books, and share certificates are not issued.

      The Company or Stephens may make the Prospectus available in an electronic format. Upon receipt of a request from an investor or the investor's representative, the Company or Stephens will transmit or cause to be transmitted promptly, without charge, a paper copy of the electronic Prospectus.

SHARE VALUE

      The value of a share of each class of the Fund is its "net asset value" or NAV. Wells Fargo Bank calculates the NAV of each class of shares of the Fund on each day the Fund is open as of the close of regular trading on the New York Stock Exchange ("NYSE") (referred to hereafter as "the close of the NYSE"), which is currently 1:00 p.m. (Pacific time). The Fund is open for business on each day the NYSE is open for trading (a "Business Day"). The NAV per share for each class of shares is calculated by dividing the value of the Fund's assets allocable to a particular class, less the liabilities charged to that class, by the total number of outstanding shares of the class. All expenses are accrued daily and taken into account for purposes of calculating NAV, which is expected to fluctuate daily. Shares may be purchased on any day the Fund is open for business. Due to timing differences, the NAV may not be calculated using closing values on all exchanges.

      The Fund's assets are valued at current market prices, or if such prices are not readily available, at fair value as determined in good faith by the Company's Board of Directors. Prices used for such valuations may be provided by independent pricing services.

WIRE INSTRUCTIONS -- DIRECT PURCHASES BY INSTITUTIONS

1.    Complete an Account Application.

2. Instruct the wiring bank to transmit the specified amount in federal funds to:

      Wells Fargo Bank, N.A.
      San Francisco, California
      Bank Routing Number: 121000248
      Wire Purchase Account Number: 4068-000587
      Attention: Stagecoach Funds (Name of Fund) (designate Institutional Class) Account Name(s): Name(s) in which to be registered
      Account Number: (if investing into an existing account)

3. A completed Account Application should be mailed, or sent by telefacsimile with the original subsequently mailed, to the following address immediately after the funds are wired, and must be received and accepted by the transfer agent before an account can be opened:

         Wells Fargo Bank, N.A.
         Stagecoach Shareholder Services
         P.O.  Box 7066
         San Francisco, California 94120-7066
         Telefacsimile: 1-415-543-9538

4. Share purchases are effected at the NAV next determined after the Account Application is received and accepted.

STATEMENTS AND REPORTS

         Institutions (or their nominees) typically send investors a confirmation or statement of the account after every transaction that affects their share balance or the Fund account registration. Every January, you will be provided a statement with tax information for the previous year to assist you in tax return preparation. At least twice a year, shareholders receive financial statements.

REDEMPTION OF INSTITUTIONAL CLASS SHARES

         Redemption requests are effected at the NAV per share next determined after receipt of a redemption request in good order by the Company. Institutional Class shares held by an Institution on behalf of its Customers must be redeemed in accordance with instructions and limitations pertaining to the Customer's accounts at the Institution. Institutions are responsible for transmitting redemption requests to the Company and crediting its Customers' accounts with the redemption proceeds on a timely basis. The redemption proceeds for Institutional Class shares of the Fund normally are wired to the redeeming Institution the following Business Day after receipt of the request by the Company. The Company reserves the right to delay the wiring of redemption proceeds for up to seven days after it receives a redemption order if, in the judgment of the investment adviser, an earlier payment could adversely affect the Funds or unless the SEC permits a longer period under extraordinary circumstances. Such extraordinary circumstances could include a period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by them is not reasonably practicable or (b) it is not reasonably practicable for the Fund to fairly determine the value of their net assets, or a period during which the SEC by order permits deferral of redemptions for the protection of security holders of the Fund.

         With respect to shareholders who do not have a relationship with an Institution, shares of the Fund may be redeemed by writing or calling the Fund directly at the address and phone number shown on the first page of the Prospectus. When Institutional Class shares are redeemed directly from the Fund, the Fund ordinarily send the proceeds by check to the shareholder at the address of record on the next Business Day unless payment by wire is requested. The Fund may take up to seven days to make payment, although this will not be the customary practice. Also, if the NYSE is closed (or when trading is restricted) or any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the SEC merits such action, the Fund may suspend redemptions or postpone payment dates.

         To be accepted by the Fund, a letter requesting redemption must include: (i) the Fund's name and account registration from which the Institutional Class shares are being redeemed; (ii) the account number; (iii) the amount to be redeemed; (iv) the signatures of all registered owners; and
(v) a signature guarantee by any eligible guarantor institution. An "eligible guarantor institution" includes a commercial bank that is an FDIC member, a trust company, a member firm of a domestic stock exchange, a savings association, or a credit union that is authorized by its charter to provide a signature guarantee. Signature guarantees by notaries public are not acceptable. Further documentation may be requested from corporations, administrators, executors, personal representatives, trustees or custodians.

         All redemptions of Institutional Class shares of the Fund are made in cash, except that the commitment to redeem Institutional Class shares in cash extends only to redemption requests made by each Fund shareholder during any 90-day period of up to the lesser of $250,000 or 1% of the NAV of the Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Fund that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Directors reserves the right to have the Fund make payment, in whole or in part, in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the securities of the Fund are valued. If the recipient were to sell such securities, the investor would incur brokerage costs in converting such securities to cash.

REDEMPTIONS BY TELEPHONE

         Telephone redemption or exchange privileges authorize the transfer agent to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the transfer agent to be genuine. The Company requires the transfer agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Company and the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Company nor the transfer agent will be liable for following telephone instructions reasonably believed to be genuine.

                                   EXCHANGES

         The Fund offers a convenient way to exchange Institutional Class shares in the Fund for Institutional Class shares in another fund of the Company. Before engaging in an exchange transaction, an investor should read carefully the Prospectus describing the fund into which the exchange will occur, which is available without charge and can be obtained by writing or by calling the Company at the address or phone number listed on the first page of the Prospectus. A shareholder may not exchange Institutional Class shares of one fund for Institutional Class shares of another fund if Institutional Class shares of both funds are not qualified for sale in the state of the shareholder's residence. The Company may terminate or amend the terms of the exchange privilege at any time.

         Exchange transactions are effected through a Customer's account at an Institution under the terms of the Customer's account agreement with the Institution, and confirmations of share exchanges are sent by the Fund to the Institution involved. Institutions (or their nominees), acting on behalf of their Customers, normally are the holders of record of Institutional Class shares. Institutions are responsible for transmitting orders for exchanges to the Company on a timely basis. Investors should receive written confirmation of the exchange from the Institution within a few days of the completion of the transaction. In addition, customers' exchange transactions are generally reflected in the account statements provided by Institutions to their Customers. Investors wishing to exchange Institutional Class shares of the Fund for Institutional Class shares of another fund should contact their account representatives. Investors with questions may call the Company at 1-800-260-5969.

         A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. All exchanges are made at the NAV of the respective funds next determined following receipt of the request by the Company in good order.

         To exchange Institutional Class shares, or if you have any questions, simply call the Company at 1-800-260-5969. A shareholder of record should be prepared to give the telephone representative the following information: (i) the account number, social security or taxpayer identification number and account registration; (ii) the name of the fund from and the fund into which the transfer is to occur; and (iii) the dollar or share amount of the exchange. The conversation may be recorded to protect shareholders and the Company. Telephone exchanges are available unless the shareholder of record has declined the privilege on the Purchase Application.

         In addition, Institutional Class shares of the Fund may be exchanged for the Fund's Class A shares in connection with the distribution of assets held in a qualified trust, agency or custodial account maintained with the trust department of a Wells Fargo Bank or another bank, trust company or thrift institution, or in other cases where Institutional Class shares are not held in such qualified accounts. Similarly, Class A shares may be exchanged for the Fund's Institutional Class shares if the shares are to be held in such a qualified trust, agency or custodial account. These exchanges are made at the respective NAVs of the Institutional Class shares next determined after the exchange request is received by the Company.

                              DIVIDEND AND CAPITAL
                               GAIN DISTRIBUTIONS

         The Fund intends to distribute quarterly dividends of substantially all of its net investment income. The Fund distributes any realized net capital gains at least annually.

         Dividend and capital gain distributions have the effect of reducing the NAV per share by the amount distributed. Although distributions paid on newly issued shares shortly after a purchase would represent, in substance, a return of capital, the distributions would be attributable to net investment income, or capital-gain and, accordingly, would be taxable to you. All expenses that are attributable to a particular class also may affect the relative dividends and/or capital gain distributions of Institutional Class shares.

                         MANAGEMENT AND SERVICING FEES

INVESTMENT ADVISER

         Subject to the overall supervision of the Company's Board of Directors, Wells Fargo Bank, as the Fund's investment adviser provides investment guidance and policy direction in connection with the management of the Fund's assets and furnishes the Company's Board of Directors with periodic reports on the Fund's investment strategies and performance.

         For its services as investment adviser to the International Fund, Wells Fargo Bank is entitled to monthly investment advisory fees at the annual rate of 1.00% of the Fund's average daily net assets. From time to time, Wells Fargo Bank may waive its advisory fees in whole or in part. Any such waiver will reduce expenses of the Funds, and, accordingly, have a favorable impact on the Fund's performance. From time to time, the Fund, consistent with its investment objective, policies and restrictions, may invest in securities of companies with which Wells Fargo Bank has a lending relationship.

TRANSFER AND DIVIDEND DISBURSING AGENT

         Wells Fargo Bank serves as the Fund's transfer and dividend disbursing agent. Wells Fargo Bank performs its transfer and dividend disbursing agency services at 525 Market Street, San Francisco, California 94105.

CUSTODIAN

         Investors Bank & Trust Company ("IBT") has been retained to act as custodian for the Fund. IBT performs its duties as custodian, as well as certain fund accounting services, at 89 South Street, Boston, Massachusetts 02111.

INSTITUTIONS AND SHAREHOLDER SERVICING AGENT

         The Fund has entered into a shareholder servicing agreement with Wells Fargo Bank on behalf of the Institutional Class, and may enter into similar agreements with other Institutions ("Shareholder Servicing Agents"). Under such agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree, as agents for their customers, to provide shareholder administrative and liaison services with respect to Fund shares, which include, without limitation, aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records, aggregating and placing purchase, exchange and redemption transactions, and providing such other related services as the Company or a shareholder may reasonably request. For these services, a Shareholder Servicing Agent is entitled to receive a fee at an annual rate of up to (i) 0.25% of the average daily net assets attributable to the Institutional Class shares. In no event will the fees paid exceed the maximum amount payable to the Shareholder Servicing Agent under applicable laws, regulations or rules, including the Conduct Rules of the NASD ("NASD Rules").

         Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of this Prospectus, in addition to or different from those imposed by the Company, such as requiring a higher minimum initial investment or payment of a separate fee for additional services. Each Shareholder Servicing Agent is required to agree to disclose any fees it may directly charge its customers who are shareholders of the Fund and to notify them in writing at least 30 days before it imposes any transaction fees.

ADMINISTRATOR AND CO-ADMINISTRATOR

         Subject to the overall supervision of the Company's Board of Directors, Wells Fargo Bank and Stephens as administrator and co-administrator, respectively, provide the Fund with administrative services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Company's Directors and officers. Wells Fargo Bank and Stephens also furnish office space and certain facilities to conduct the Fund's business, and Stephens compensates the Company's Directors, officers and employees who are affiliated with Stephens. For these administrative services, Wells Fargo Bank and Stephens are entitled to receive monthly fees at the annual rates of 0.06% and 0.04%, respectively, of the Fund's average daily net assets. Wells Fargo Bank and Stephens may delegate certain of their administrative duties to sub-administrators.

DISTRIBUTOR

         Stephens is the Fund's co-administrator and distributes the Fund's shares. Stephens is a full service broker/dealer and investment advisory firm located at 111 Center Street, Little Rock, Arkansas 72201. Stephens and its predecessor have been providing securities and investment services for more than 60 years. Additionally, they have been providing discretionary portfolio management services since 1983. Stephens currently manages investment portfolios for pension and profit sharing plans, individual investors, foundations, insurance companies and university endowments.

         Stephens, as the principal underwriter of the Fund within the meaning of the 1940 Act, has entered into a Distribution Agreement with the Company pursuant to which Stephens acts as agent for the Funds for the sale of their shares and may enter into selling agreements with other agents ("Selling Agents") that wish to make available shares of the Funds to their respective customers.

         Stephens has established a cash and non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Company's funds may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise or the cash value of a non-cash compensation item.

         Financial institutions acting as Shareholder Servicing Agents, Selling Agents, or in certain other capacities, may be required to register as dealers pursuant to applicable state securities laws which may differ from federal law and any interpretations expressed herein.

FUND EXPENSES

         From time to time, Wells Fargo Bank and Stephens may waive their respective fees in whole or in part and reimburse expenses payable to others. Any such waivers or reimbursements will reduce the Fund's expenses and, accordingly, have a favorable impact on the Fund's performance. Except for the expenses borne by Wells Fargo Bank and Stephens, the Fund bears all costs of its operations, including its pro rata portion of Company expenses such as fees and expenses of its independent auditors and legal counsel, and compensation of the Company's directors who are not affiliated with the adviser, administrator or any of their affiliates; advisory, transfer agency, custody and administration fees; and any extraordinary expenses. Expenses attributable to each fund or class are charged against the assets of the fund or class.
General expenses of the Company are allocated among all of the funds of the Company in a manner proportionate to the net assets of each fund, on a transactional basis, or on such other basis as the Company's Board of Directors deems equitable.

                                     TAXES

         Distributions from the Fund's net investment income and net short-term capital gains, if any, are designated as dividend distributions and taxable to the Fund's shareholders as ordinary income. Distributions from the Fund's net long-term capital gains are designated as capital gain distributions and taxable to the Fund's shareholders as long-term capital gains. In general, your distributions will be taxable when paid, whether you take such distributions in cash or have them automatically reinvested in additional Fund shares. However, distributions declared in October, November, and December and distributed by the following January will be taxable as if they were paid by December 31.

         If more than 50% in value of the Fund's total assets at the close of its taxable year consist of securities of non-U.S. corporations, the Fund will be eligible to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund must (a) include their respective pro rata portions of such withholding taxes in their Federal income tax returns as gross income, (b) treat such amounts as foreign taxes paid by them, and (c) either deduct such amounts in computing their taxable incomes or use these amounts as foreign tax credits against their federal income taxes. The Fund expects to meet the eligibility requirements for filing this election because of its substantial investment in securities of non-U.S. issuers and intends to make the election.

         Your redemptions (including redemptions in-kind) and exchanges of Fund shares will ordinarily result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the cost of your shares. See "Federal Income Taxes--Disposition of Fund Shares" in the SAI.

         Foreign shareholders may be subject to different tax treatment, including withholding taxes. See "Federal Income Taxes--Foreign Shareholders" in the SAI. In certain circumstances, U.S. residents may also be subject to withholding taxes. See "Federal Income Taxes--Backup Withholding" in the SAI.

         The foregoing discussion regarding taxes is based on tax laws which were in effect as of the date of this Prospectus and summarizes only some of the important federal tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; you should consult your tax advisor with respect to your specific tax situation as well as with respect to foreign, state and local taxes. Further federal tax considerations are discussed in the SAI for the Fund.

                             PROSPECTUS APPENDIX--
                         ADDITIONAL INVESTMENT POLICIES

FUND INVESTMENTS

         Set forth below is a description of certain investments and additional investment policies for the Fund.

  Temporary Investments

         The Fund may hold a certain portion of its assets in cash or short-term investments in order to maintain adequate liquidity for redemption requests or other cash management needs or for temporary defensive purposes during periods of unusual market volatility. The short-term investments that the Fund may purchase include, among other things, U.S. government obligations, shares of money market mutual funds, repurchase agreements, obligations of domestic banks and short-term obligations of foreign banks, corporations and other entities. See "Additional Permitted Investment Activities" in the SAI for additional information.

  U.S. Government Obligations

         The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government obligations"). Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

  Other Investment Companies

         The Fund may invest in shares of other open-end, management investment companies. The Fund may purchase shares of exchange-listed, closed-end funds. The Fund also may invest in investment companies that are designed to replicate the composition and performance of a particular index. For example, World Equity Benchmark Shares (commonly known as "WEBS") are exchange traded shares of open-end investment companies designed to replicate the composition and performance of publicly traded issuers in particular foreign countries. Investments in index baskets involve the same risks associated with a direct investment in the types of securities included in the baskets.

  Repurchase Agreements

         The Fund may enter into repurchase transactions in which the seller of a security to a Fund agrees to repurchase that security from such Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund, and all repurchase transactions must be collateralized. The Fund may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or is otherwise limited or if receipt of the security or collateral is delayed. The Fund may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank. See "Additional Permitted Investment Activities" in the SAI for additional information.

  Foreign Obligations and Securities

         The foreign securities in which the Fund may invest include common stocks, preferred stocks, warrants, convertible securities and other securities of issuers organized under the laws of countries other than the United States. Such securities also include equity interests in foreign investment funds or trusts, real estate investment trust securities and any other equity or equity-related investment whether denominated in foreign currencies or U.S. dollars.

         The Fund also may invest in foreign securities through American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

         In addition, for temporary defensive purposes, the Fund may invest in fixed income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities. For a more complete discussion of these securities, see the SAI.

  Emerging Markets

         The Fund may invest up to 25% of its assets in equity securities of companies in "emerging markets." Emerging markets are those financial markets associated with emerging market countries as considered by the International Bank for Reconstruction and Development (more commonly referred to as the World
Bank), the International Finance Corporation, and the international financial community. Wells Fargo Bank may invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

         There are special risks involved in investing in emerging market countries. Most are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries may still have obsolete financial systems, economic problems or archaic legal systems. The currencies of certain emerging market countries, and therefore the value of securities denominated in such currencies, may be more volatile than currencies of developed countries. In addition, many of these nations are experiencing political and social uncertainties. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid. Further, such markets may be vulnerable to high inflation and interest rates.

  Hedging and Related Strategies

         The Fund may attempt to protect the U.S. dollar equivalent value of one or more of its investments (hedge) by purchasing and selling foreign currency futures contracts and by purchasing and selling currencies on a spot (i.e., cash) or forward basis. Foreign currency futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of currency at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.

         The Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date either with respect to specific transactions or with respect to portfolio positions. For example, the Fund may enter into a forward currency contract to sell an amount of a foreign currency approximating the value of some or all of the Fund's securities denominated in such currency. The Fund may use forward contracts in one currency or a basket of currencies to hedge against fluctuations in the value of another currency when Wells Fargo

Bank anticipates there will be a correlation between the two and may use forward currency contracts to shift the Fund's exposure to foreign currency fluctuations from one country to another. The purpose of entering into these contracts is to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies.

         Wells Fargo Bank might not employ any of the strategies described above, and there can be no assurance that any strategy used will succeed. If Wells Fargo incorrectly forecasts exchange rates, market values or other economic factors in utilizing a strategy for the Fund, the Fund might have been in a better position had it not might have been in a better position had it not hedged at all. The use of these strategies involves certain special risks, including (1) the fact that skills needed to use hedging instruments are different from those needed to select the Fund's securities, (2) possible imperfect correlation, or even no correlation, between price movements of hedging instruments and price movements of the investments being hedged, (3) the fact that, while hedging strategies can reduce the risk of loss, they can also reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments and (4) the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with hedging transactions and the possible inability of a Fund to close out or to liquidate its hedged position.

         New financial products and risk management techniques continue to be developed. The Fund may use these instruments and techniques to the extent consistent with its investment objectives and regulatory and tax considerations.

  Warrants

         The Fund may invest no more than 5% of its net assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities). Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Fund may only purchase warrants on securities in which the Fund may invest directly.

  Money Market Instruments

         The Fund may invest in the following types of high quality money market instruments that have remaining maturities not exceeding one year: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1" or "A-1+" by S&P, or, if unrated, of comparable quality as determined by Wells Fargo Bank, as investment adviser; and (iv) repurchase agreements. The Fund also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets;
(ii) are among the 75 largest foreign banks in the world as determined on the basis of assets; (iii) have branches or agencies in the United States; and (iv) in the opinion of Wells Fargo Bank, as investment adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund.

  Forward Commitments, When-Issued Purchases and Delay-Delivery Transactions

         The Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although a Fund will generally purchase securities with the intention of acquiring them, a Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the adviser.

  Privately Issued Securities (Rule 144A)

         The Fund may invest in privately issued securities which may be resold in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities which are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued securities that are determined by Wells Fargo Bank to be "illiquid" are subject to the Fund's policy of not investing more than 15% of its net assets in illiquid securities.

INVESTMENT POLICIES AND RESTRICTIONS

         The Fund's investment objective, as set forth in "How the Fund Works--Investment Objective and Policies," is not fundamental; that is, it may be changed without approval by the vote of the holders of a majority of the Fund's outstanding voting securities, as described under "Capital Stock" in the SAI for the Fund.

  Fundamental Investment Policies

         As matters of fundamental policy, the Fund may not: (i) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in obligations of the United States Government, its agencies or instrumentalities; (ii) issue senior securities, except as permitted by applicable law; (iii) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including government-sponsored enterprises, ) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer or the Fund would hold more than 10% of the outstanding voting securities of such issuer, except that up to

25% of the value of the Fund's total assets may be invested without regard to these limitations; or (iv) borrow money, except as permitted by applicable law.

  Non-Fundamental Investment Policies

         As a matter of nonfundamental policy, the Fund may invest up to 15% of the current value of its net assets in illiquid securities. For these purposes, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days and (c) repurchase agreements not terminable within seven days.

         Illiquid securities shall not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act") that have been determined to be liquid by the adviser, pursuant to guidelines established by the Company's Board of Directors, or commercial paper that is sold under Section 4(2) of the 1933 Act that (i) is not traded flat or in default as to interest or principal, and (ii) is rated in one of the two highest categories by at least two NRSROs and the adviser, pursuant to guidelines established by the Company's Board of Directors, has determined the commercial paper to be liquid or (iii) is rated in one of the two highest categories by one NRSRO and the adviser, pursuant to guidelines established by the Company's Board of Directors.

Advised by WELLS FARGO BANK, N.A.
Distributed by Stephens Inc., Member NYSE/SIPC

NOT FDIC INSURED

P.O.  Box 7066
San Francisco, CA 94120-7066





STAGECOACH FUNDS:

o are NOT insured by the FDIC or U.S. Government

o are NOT obligations or deposits of Wells Fargo Bank nor guaranteed by the Bank

o involve investment risk, including possible loss of principal




Printed on Recycled Paper                                          SCF072 (8/97)

P.O.  Box 7066
San Francisco, CA 94120-7066                                           BULK RATE
                                                                    U.S. POSTAGE
                                                                            PAID
                                                                   DALLAS, TEXAS
                                                                 Permit No. 1808





STAGECOACH FUNDS:

o are NOT insured by the FDIC or U.S. Government
o are NOT obligations or deposits of Wells Fargo Bank nor guaranteed by the Bank
o involve investment risk, including possible loss of principal

SCF072 8/97

                             STAGECOACH FUNDS, INC.
                           Telephone: 1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION
                             Dated August ___, 1997

                           INTERNATIONAL EQUITY FUND

                   CLASS A, CLASS B, AND INSTITUTIONAL CLASS

                        -------------------------------

              Stagecoach Funds, Inc. is an open-end series investment company. This Statement of Additional Information ("SAI") contains information about a fund in the Stagecoach Family of Funds -- the INTERNATIONAL EQUITY FUND (the "Fund"). This SAI relates to Class A, Class B and Institutional Class shares offered by the Fund. The investment objective of the Fund is described in its Prospectus under "How the Fund Works -- Investment Objective and Policies."

              This SAI is not a prospectus and should be read in conjunction with the Prospectus dated August __, 1997, for the Fund. All terms used in this SAI that are defined in the Fund's Prospectus will have the meaning assigned in such Prospectus. A copy of the Prospectus for the Fund may be obtained without charge by writing to Stephens Inc., the Company's co-administrator and distributor, at 111 Center Street, Little Rock, Arkansas 72201 or calling the Transfer Agent at the telephone number indicated above.

                      ----------------------------------

                               TABLE OF CONTENTS


                                                                           Page
Investment Restrictions...................................................   1
Additional Permitted Investment
  Activities..............................................................   2
Management................................................................  11
Distribution Plans........................................................  15
Performance Calculations..................................................  16
Determination of Net Asset Value..........................................  20
Additional Purchase and Redemption Information............................  21
Portfolio Transactions....................................................  22
Fund Expenses.............................................................  24
Federal Income Taxes......................................................  24
Capital Stock.............................................................  29
Other.....................................................................  30
Independent Auditors......................................................  31
Financial Information.....................................................  31
SAI Appendix.............................................................. A-1

                            INVESTMENT RESTRICTIONS

            Fundamental Investment Policies. The Fund is subject to the following investment restrictions, all of which are fundamental policies; that is, they may not be changed without approval by the vote of the holders of a majority of the Fund's outstanding voting securities, as described under "Capital Stock":

            The Fund may not:

            (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in obligations of the United States Government, its agencies or instrumentalities;

            (2) issue senior securities, except as permitted by applicable law;

            (3) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including government-sponsored enterprises) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer or the Fund would hold more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the Fund's total assets may be invested without regard to these limitations;

            (4) borrow money, except as permitted by applicable law.

            Non-Fundamental Investment Policies. The Fund is subject to the following non-fundamental policies which may be changed by a majority vote of the Board of Directors without shareholder approval:

            The Fund may not:

            (1) purchase or sell real estate or real estate limited partnerships (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein);

            (2) purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities;

            (3) underwrite securities of other issuers, except to the extent that the purchase of securities directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

            (4) make investments for the purpose of exercising control or management;

            (5) borrow money, except that the Fund may borrow from banks up to 10% of the current value of its net assets for temporary purposes (but investments may not be purchased while any such outstanding borrowings exceed 5% of its net assets);

            (6) make loans, except as permitted by applicable law;

            (7) write, purchase or sell puts, calls, straddles, spreads or any combination thereof, except on such conditions as may be set forth in the Fund's Prospectus and Statement of Additional Information;

            (8) purchase or sell commodities or commodities contracts, except that the Fund may, on such conditions as may be set forth in the Fund's Prospectus and Statement of Additional Information, purchase, sell or enter into futures contracts, foreign currency forward contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, subject to compliance with any applicable provisions of the federal securities or commodities laws;

            (9) invest more than 15% of the Fund's net assets in securities that are illiquid.

            In addition, the Fund may invest in shares of other open-end, management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act.

                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

            Unrated and Downgraded Investments. The Fund may purchase instruments that are not rated by a Nationally Recognized Statistical Rating Organization ("NRSRO") if, in the opinion of Wells Fargo Bank, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by the Fund. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by an NRSRO, such as Moody's Investor Service Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P are more fully described in the SAI Appendix.

            Letters of Credit. Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which the Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of Wells Fargo Bank, are of comparable quality to issuers of other permitted investments of the Fund may be used for letter of credit-backed investments.

              When-Issued Securities. Certain of the securities in which the Fund may invest will be purchased on a when-issued basis, in which case delivery and payment normally take place within 120 days after the date of the commitment to purchase. The Fund only will make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Fund currently does not intend to invest more than 5% of its assets in when-issued securities during the coming year.

              The Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

              Foreign Obligations. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards or governmental supervision comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

              From time to time, investments in other investment companies may be the most effective available means by which the Funds may invest in securities of issuers in certain countries. Investment in such investment companies may involve the payment of management expenses and, in connection with some purchases, sales loads, and payment of substantial premiums above the value of such companies' portfolio securities. At the same time, the Fund would continue to pay its own management fees and other expenses. The Fund may invest in these investment funds and in registered investment companies subject to the provisions of the Investment Company Act of 1940 (`1940 Act'). Such investment funds or investment companies may be `passive foreign investment companies' (as described in `Taxes' below) and may result in special federal income tax consequences.

              Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

              Foreign Currency Transactions. The Fund's investments in foreign securities involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. To attempt to minimize risks to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies, the Fund may engage in foreign currency transactions on a spot (i.e., cash) basis and may purchase or sell forward foreign currency exchange contracts ("forward contracts"). The Fund may also purchase and sell foreign currency futures contracts (see "Purchase and Sale of Currency Futures Contracts"). A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date that is individually negotiated and privately traded by currency traders and their customers.

              Forward contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and is traded at a net price without commission. The Fund will direct its custodian, to the extent required by applicable regulations, to segregate high grade liquid assets in an amount at least equal to its obligations under each forward contract. Neither spot transactions nor forward contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

              The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security (a "transaction hedge"). In addition, when Wells Fargo Bank believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency, or when Wells Fargo Bank believes that the U.S. dollar may suffer a substantial decline against the foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge").

              The Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where Wells Fargo Bank believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which the fund securities are denominated (a "cross-hedge").

              Foreign currency hedging transactions are an attempt to protect the Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amount and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and date it matures.

              The Fund's custodian will, to the extent required by applicable regulations, segregate cash, U.S. Government securities or other high-quality debt securities having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or securities will be segregated on a daily basis so that the value of the segregated securities will equal the amount of the Fund's commitments with respect to such contracts.

              The cost to the Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange usually are conducted on a principal basis, no fees or commissions are involved. Wells Fargo Bank considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions. The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. If a devaluation generally is anticipated, the Fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

Foreign Currency Futures Contracts.

              In General. A foreign currency futures contract is an agreement between two parties for the future delivery of a specified currency at a specified time and at a specified price. A "sale" of a futures contract means the contractual obligation to deliver the currency at a specified price on a specified date, or to make the cash settlement called for by the contract. Futures contracts have been designed by exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a brokerage firm, known as a futures commission merchant, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange.

              While futures contracts based on currencies do provide for the delivery and acceptance of a particular currency, such deliveries and acceptances are very seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. A Fund will incur brokerage fees when it purchases and sells futures contracts. At the time such a purchase or sale is made, a Fund must provide cash or money market securities as a deposit known as "margin." The initial deposit required will vary, but may be as low as 2% or less of a contract's face value. Daily thereafter, the futures contract is valued through a process known as "marking to market," and a Fund that engages in futures transactions may receive or be required to pay "variation margin" as the futures contract becomes more or less valuable.

              Purchase and Sale of Currency Futures Contracts. In order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions, the Fund may buy or sell currency futures contracts. If a fall in exchange rates for a particular currency is anticipated, the Fund may sell a currency futures contract as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a currency futures contract to protect against an increase in the price of securities denominated in a particular currency a Fund intends to purchase. These futures contracts will be used only as a hedge against anticipated currency rate changes.

              A currency futures contract sale creates an obligation by a Fund, as seller, to deliver the amount of currency called for in the contract at a specified futures time for a special price. A currency futures contract purchase creates an obligation by a Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction.

              In connection with transactions in foreign currency futures, a Fund will be required to deposit as "initial margin" an amount of cash or short-term government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract.

              Risk Factors Associated with Futures Transactions. The effective use of futures strategies depends on, among other things, the Fund's ability to terminate futures positions at times when Wells Fargo Bank deems it desirable to do so. Although the Fund will not enter into a futures position unless Wells Fargo Bank believes that a liquid secondary market exists for such future, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The Fund generally expects that its futures transactions will be conducted on recognized U.S. and foreign securities and commodity exchanges.

              Futures markets can be highly volatile and transactions of this type carry a high risk of loss. Moreover, a relatively small adverse market movement with respect to these transactions may result not only in loss of the original investment but also in unquantifiable further loss exceeding any margin deposited.

              The use of futures involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of futures strategies also depends on the ability of Wells Fargo Bank to correctly forecast interest rate movements, currency rate movements and general stock market price movements.

              In addition to the foregoing risk factors, the following sets forth certain information regarding the potential risks associated with the Fund's futures transactions.

              Risk of Imperfect Correlation. The Fund's ability effectively to hedge currency risk through transactions in foreign currency futures depends on the degree to which movements in the value of the currency underlying such hedging instrument correlate with movements in the value of the relevant securities held by the Fund. If the values of the securities being hedged do not move in the same amount or direction as the underlying currency, the hedging strategy for a Fund might not be successful and the Fund could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the currency underlying a futures contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the fund securities. In such instances, a Fund's overall return could be less than if the hedging transactions had not been undertaken.

              Under certain extreme market conditions, it is possible that the Fund will not be able to establish hedging positions, or that any hedging strategy adopted will be insufficient to completely protect the Fund.

              A Fund will purchase or sell futures contracts only if, in Wells Fargo Bank's judgment, there is expected to be a sufficient degree of correlation between movements in the value of such instruments and changes in the value of the relevant portion of the Fund's portfolio for the hedge to be effective. There can be no assurance that Wells Fargo Bank's judgment will be accurate.

              Potential Lack of a Liquid Secondary Market. The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require a Fund to post additional cash or cash equivalents as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market may be lacking. Prior to exercise or expiration, a futures position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While the Fund will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In such event, it may not be possible to close out a position held by the Fund, which could require the Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the Fund's ability effectively to hedge its securities, or the relevant portion thereof.

              The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

              Trading and Position Limits. Each contract market on which futures contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. Wells Fargo Bank does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the Fund's investments.

              Regulations on the Use of Futures Contracts. Regulations of the CFTC require that the Fund enter into transactions in futures contracts for hedging purposes only, in order to assure that they are not deemed to be a "commodity pool" under such regulations. In particular, CFTC regulations require that all short futures positions be entered into for the purpose of hedging the value of investment securities held by the Fund, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained for the Fund, and accrued profits on such positions. In addition, the Fund may not purchase or sell such instruments if, immediately thereafter, the sum of the amount of initial margin deposits on its existing futures positions and premiums paid for options on futures contracts would exceed 5% of the market value of the Fund's total assets.

              When the Fund purchases a futures contract, an amount of cash or cash equivalents or high quality debt securities will be segregated with the Fund's custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

              The Fund's ability to engage in the hedging transactions described herein may be limited by the current federal income tax requirement that a Fund derive less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months. The Fund may also further limit their ability to engage in such transactions in response to the policies and concerns of various Federal and state regulatory agencies. Such policies may be changed by vote of the Board of Directors.

              Wells Fargo Bank uses a variety of internal risk management procedures to ensure that derivatives use is consistent with the Fund's investment objective, does not expose the Fund to undue risk and is closely monitored. These procedures include providing periodic reports to the Board of Directors concerning the use of derivatives.

              Privately Issued Securities. The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities and will not be publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. The Company's investment adviser, pursuant to guidelines established by the Board of Directors of the Company will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by the Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer). The Fund does not intend to invest more than 15% of its net assets in privately issued securities or illiquid Rule 144A Securities during the coming year.

              Investment in Warrants. The Fund may invest no more than 5% of its net assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities). Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Fund may only purchase warrants on securities in which it may invest directly.

              As the prospectus provides, the Fund may, under certain circumstances, engage in the following investment activities:

              Foreign Fixed Income Securities. The Fund may invest in foreign fixed income securities, including:

              Foreign Private Debt. The Fund may invest in fixed income securities of private issuers, provided that they are rated, at the time of investment, within the top four rating categories by an NRSRO or determined to be of equivalent quality by Wells Fargo Bank. Fixed income securities in which the Fund may invest include, without limitation, corporate bonds, notes, debentures and other similar corporate debt securities, including convertible securities. In addition, such securities may or may not have warrants attached. For a discussion of the risks associated with investing in foreign securities, see "Risk Factors" in the Prospectus.

              Foreign Sovereign Debt. The Fund may invest in debt securities or obligations of foreign governments and their political subdivisions or agencies (`Sovereign Debt') provided that they are rated, at the time of investment, within the top four rating categories by an NRSRO or determined to be of equivalent quality by Wells Fargo Bank. Investments in Sovereign Debt involves special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, and the Fund may have limited legal recourse in the event of a default.

              Sovereign Debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat diminished. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank debt issued by the same sovereign entity may not contest payments to the holders of Sovereign Debt in the event of default under commercial bank loan agreements.

              A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Increased protectionism on the part of a country's trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any, or the credit standing of a particular local government or agency.

              The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect the Fund's investments. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While Wells Fargo Bank manages the Fund's portfolio in a manner that is intended to minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Fund to suffer a loss of interest or principal on any of its holdings.

              Brady Bonds. The Fund may invest a portion of its assets in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings. Brady Bonds may be collateralized or uncollateralized and are issued in various currencies (primarily the U.S. dollar). Brady bonds are not considered U.S. government securities.

              U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

              Brady Bonds involve various risk factors including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

                                   MANAGEMENT

              The following information supplements and should be read in conjunction with the section in the prospectus entitled "The Fund and Management." The principal occupations during the past five years of the Directors and principal executive Officer of the Company are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Directors deemed to be "interested persons" of the Company for purposes of the 1940 Act are indicated by an asterisk.

                                                                     Principal Occupations
Name, Age and Address                  Position                      During Past 5 Years
---------------------                  --------                      -------------------
Jack S. Euphrat, 75                    Director                        Private Investor.
415 Walsh Road
Atherton, CA 94027.

*R. Greg Feltus, 46                    Director,                       Executive Vice President
                                       Chairman and                    of Stephens; Manager
                                       President                       of Financial Services
                                                                       Group; President of
                                                                       Stephens Insurance
                                                                       Services Inc.;
                                                                       Senior Vice President of
                                                                       Stephens Sports Management Inc.;
                                                                       and President of Investor
                                                                       Brokerage Insurance Inc.

Thomas S. Goho, 55                     Director                        Associate Professor,
321 Beechcliff Court                                                   Business, Calloway
Winston-Salem, NC  27104                                               School of Business and
                                                                       Accountancy, Wake Forest
                                                                       University, since September 1982.


                                                                              Principal Occupations
Name, Age and Address                           Position                      During Past 5 Years
---------------------                           --------                      -------------------
Joseph N. Hankin, 57                            Director                      President, Westchester
75 Grasslands Road                                                            Community College since
Valhalla, N.Y. 10595                                                          1971; Adjunct Professor
(appointed as of September 6, 1996)                                           of Columbia University
                                                                              Teachers College since 1976.

*W. Rodney Hughes, 70                           Director                      Private Investor.
31 Dellwood Court
San Rafael, CA 94901

Robert M. Joses, 79                             Director                      Private Investor.
47 Dowitcher Way
San Rafael, CA 94901

*J. Tucker Morse, 53                            Director                      Private Investor;
10 Legrae Street                                                              President of  Morse
Charleston, SC 29401                                                          Investment Corporation.

Richard H. Blank, Jr., 41                       Chief                         Associate of
                                                Operating                     Financial Services
                                                Officer,                      Group of Stephens;
                                                Secretary and                 Director of Stephens
                                                Treasurer                     Sports Management
                                                                              Inc.; and Director of
                                                                              Capo Inc.

                               COMPENSATION TABLE

                                         Year Ended
                                        March 31, 1997
                                        --------------
                                  Aggregate           Total
                                 Compensation      Compensation
                                    from          from Registrant
Name and Position                 Registrant      and Fund Complex
-----------------                ------------    ----------------
Jack S. Euphrat                      $11,250          $33,750
Director

*R. Greg Feltus                         $-0-             $-0-
Director

Thomas S. Goho                       $11,250          $33,750
Director

Joseph N. Hankin                     $ 8,750          $26,250
Director

*Zoe Ann Hines                       $   -0-          $   -0-
Director
(resigned as of September 6, 1996)

*W. Rodney Hughes                    $ 9,250          $27,750
Director

Robert M. Joses                      $11,250          $33,750
Director

*J. Tucker Morse                     $ 9,250          $27,750
Director

              Directors of the Company are compensated annually by the Company and by all the registrants in the Fund complex they serve as indicated above and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. The Company, Overland Express Funds, Inc., Stagecoach Trust, Life & Annuity Trust and Master Investment Trust are considered to be members of the same fund complex as such term is defined in Form N-1A under the 1940 Act (the "Wells Fargo Fund Complex"). MasterWorks Funds Inc., Master Investment Portfolio, and Managed Series Investment Trust together form a separate fund complex (the "BGFA Fund Complex"). Each of the Directors and Officers of the Company serves in the identical capacity as directors and officers or as trustees and/or officers of each registered open-end management investment company in both the Wells Fargo and BGFA Fund Complexes, except for Joseph N. Hankin, who only serves the aforementioned members of the Wells Fargo Fund Complex, and Zoe Ann Hines, who only serves the aforementioned members of the BGFA Fund Complex. The Directors are compensated by other companies and trusts within the Fund complex for their services as directors/trustees to such companies and trusts. Currently the Directors do not receive any retirement benefits or deferred compensation from the Company or any other member of the Fund complex. [AS OF THE DATE OF THIS SAI, DIRECTORS AND OFFICERS OF THE COMPANY AS A GROUP BENEFICIALLY OWNED LESS THAN 1% OF THE OUTSTANDING SHARES OF ANY CLASS OF ANY FUND OF THE COMPANY.]

              INVESTMENT ADVISER. The Fund is advised by Wells Fargo Bank pursuant to an Advisory Contract. The Advisory Contract provide that Wells Fargo Bank shall furnish to the Fund investment guidance and policy direction in connection with the daily portfolio management of the Fund. Pursuant to the Advisory Contract, Wells Fargo Bank furnishes to the Board of Directors periodic reports on the investment strategy and performance of the Fund. Wells Fargo Bank has agreed to provide to the Fund, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition, and credit conditions. For its services as investment adviser to the Fund, Wells Fargo Bank is entitled to receive a fee equal to an annual rate of 1.00% of the average daily net assets of the Fund.

              The Advisory Contract will continue in effect for more than two years from its effective date provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or by the Company's Board of Directors and (ii) by a majority of the Directors of the Company who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

              ADMINISTRATOR AND CO-ADMINISTRATOR. The Company has retained Wells Fargo Bank as Administrator and Stephens Inc. ("Stephens") as Co-Administrator on behalf of the Fund. The Administration Agreement between Wells Fargo Bank and the Fund, and the Co-Administration Agreement among Wells Fargo Bank, Stephens and the Fund, state that Wells Fargo Bank and Stephens shall provide as administrative services, among other things: (i) general supervision of the operation of the Fund, including coordination of the services performed by the Fund's investment adviser, transfer agent, custodian, shareholder servicing agent(s), independent public accountants and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for the Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Directors. Wells Fargo Bank and Stephens also furnish office space and certain facilities required for conducting the business of the Fund together with ordinary clerical and bookkeeping services. Stephens pays the compensation of the Company's Directors, officers and employees who are affiliated with Stephens. The

Administrator and Co-Administrator are entitled to receive a monthly fee of 0.06% and 0.04%, respectively, of the average daily net assets of the Fund.

              DISTRIBUTOR. As discussed in the Fund's prospectus under the heading "Management and Servicing Fees," Stephens serves as the Fund's distributor.

              SHAREHOLDER SERVICING AGENT. As discussed in the Fund's prospectus under the heading "Shareholder Servicing Agent," the Fund has entered into a shareholder servicing agreement with Wells Fargo Bank.

              TRANSFER AND DIVIDEND DISBURSING AGENT. Wells Fargo Bank has been retained to act as transfer and dividend disbursing agent for the Fund. For its services as transfer and dividend disbursing agent for the Fund's Class A and B shares, Wells Fargo Bank is entitled to receive monthly payments at the annual rate of 0.14% of the Fund's average daily net assets for Class A and B shares. For its services as transfer and dividend disbursing agent for the Fund's Institutional Class shares, Wells Fargo Bank is entitled to receive monthly payments at the annual rate of 0.06% of the Fund's average daily net assets for Institutional Class shares. For as long as the Fund's assets remain under $20 million, the Fund will not be charged any transfer agency fees.

              CUSTODIAN. Investors Bank & Trust Company ("IBT") has been retained to act as custodian for the Fund. The custodian, among other things, maintains a custody account or accounts in the name of the Fund; receives and delivers all assets for the Fund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of the Fund and pays all expenses of the Fund. For its services as custodian, IBT receives an asset-based fee and transaction charges from the Fund.

                               DISTRIBUTION PLANS

              As indicated in the Fund's Prospectus, the Fund has adopted distribution plans (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule"). The Plan for the Class A shares of the Fund, as adopted by the Company's Board of Directors on April 29, 1997, including a majority of the Directors who were not "interested persons" (as defined in the 1940 Act) of the Fund and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Qualified Directors"). The Plan for the Class B shares of the Fund was adopted by the Company's Board of Directors, including a majority of the Qualified Directors, also on April 29, 1997.

              The Plan in effect for the Class A shares of the Fund allows the Fund to defray all or part of the cost of preparing and printing prospectuses and other promotional materials and of delivering prospectuses and those materials to prospective shareholders of the Fund by paying on an annual basis up to 0.25% of the Fund's average daily net assets attributable to Class A shares. The Plans for all share classes provide for the reimbursement of actual expenses and compensation. The Plan for the Class B shares allows the Fund to defray all or part of the cost of printing prospectuses and other promotional materials and of delivering materials to prospective shareholders by paying on an annual basis up to 0.75% of the average daily net assets attributable to the Class B shares of the

Fund. In addition, each Plan contemplates that to the extent any fees payable pursuant to a Shareholder Servicing Agreement are deemed to be for distribution-related services, rather than shareholder services, such payments are approved and payable pursuant to such Plan.

              Each Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Directors of the Company and the Qualified Directors. Any agreements related to the Plans ("Agreements") also must be approved by majority vote of the Directors and the Qualified Directors. Such Agreements will terminate automatically if assigned. The Fund may terminate such Agreements at any time, without payment of any penalty, by a vote of a majority of outstanding voting securities of the Class of shares affected by such Agreement. The amounts payable under each Plan may not be increased materially without the approval of a majority of the voting securities of each Class of the Fund affected by such Agreement. Material amendments to a Plan may not be made except by affirmative vote of a majority of both the Directors of the Company and the Qualified Directors.

              Each Plan requires that the Treasurer of the Company shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Directors who are not "interested persons" of the Company be made by such disinterested directors.

                            PERFORMANCE CALCULATIONS

              The Fund may advertise certain total return information computed in the manner described in its Prospectus. As and to the extent required by the SEC, an average annual compound rate of return ("T") will be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment in a Class of shares ("P") over a period of years ("n") according to the following formula: P(1+T)n = ERV. In addition, the Fund, at times, also may calculate total return based on net asset value per share of each Class (rather than the public offering price), in which case the figures would not reflect the effect of any sales charges that would have been paid by an investor, or based on the assumption that a sales charge other than the maximum sales charge (reflecting a Volume Discount) was assessed, provided that total return data derived pursuant to the calculation described above also are presented.

              The Fund may advertise the cumulative total return on each class of shares. Cumulative total return of shares is computed on a per share basis and assumes the reinvestment of dividends and distributions. Cumulative total return of shares generally is expressed as a percentage rate which is calculated by combining the income and principal changes for a specified period and dividing by the net asset value per share at the beginning of the period. Advertisements may include the percentage rate of total return of shares or may include the value of a hypothetical investment in shares at the end of the period which assumes the application of the percentage rate of total return.

              In addition to the above performance information, the Fund may also advertise the cumulative total return of the Fund for one-month, three-month, six-month, and year-to-date periods. The cumulative total return for such periods is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

              Investors should recognize that changes in the net asset values of shares of each Class of the Fund will affect the yield of each such Class for any specified period, and such changes should be considered together with the yield of each Class in ascertaining the total return for the period to shareholders. Yield information for each Class of shares of the Fund may be useful in reviewing the Fund's performance and for providing a basis for comparison with investment alternatives. The yield of each Class of the Fund, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

              From time to time and only to the extent the comparison is appropriate for a Class of shares of the Fund, the Company may quote the performance or price-earning ratio of a Class of shares in advertising and other types of literature as compared to the performance of the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index, Morgan Stanley Capital International EMF (Emerging Markets Free) Index, Morgan Stanley Capital International EAFE/EMF Index, Lipper International Equity Fund Index, 1-YEAR Treasury Bill Rate, S&p Index, The Dow Jones Industrial Average, The Lehman Brothers 20+ Years Treasury Index, The Lehman Brothers 5-7 Year Treasury Index, Ibc/donoghue's Money Fund Averages, Real Estate Investment Averages (As Reported By The National Association Of Real Estate Investment Trusts), Gold Investment Averages (Provided By The World Gold Council), Bank Averages (Which Is Calculated From Figures Supplied By The U.s. League Of Savings Institutions Based On Effective Annual Rates Of Interest On Both Passbook And Certificate Accounts), Average Annualized Certificate Of Deposit Rates (From The Federal Reserve G-13 Statistical Releases Or The Bank Rate Monitor), The Salomon One Year Treasury Benchmark Index, The Consumer Price Index (As Published By The U.s. Bureau Of Labor Statistics), Ten Year U.s. Government Bond Average, S&p's Corporate Bond Yield Averages, Schabacter Investment Management Indices, Salomon Brothers High Grade Bond Index, Lehman Brothers Long-term High Quality Government/corporate Bond Index, other managed or unmanaged indices or performance data of bonds, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of a class of shares of the Fund also may be compared to the performance of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The performance of a Class of shares of the Fund will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains, distributions and dividends paid, at the end of the period. Any such comparisons may be useful to investors who wish to compare the past performance of a Class of shares of the Fund with that of its competitors. Of course, past performance cannot be a guarantee of future results. The Company also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

              In addition, the Company also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Company also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

              From time to time the Company may reprint, reference or otherwise use material from magazines, newsletters, newspapers and books including, but not limited to the Wall Street Journal, Money Magazine, Barrons, Kiplingers, Business Week, Fortune, Forbes, the San Francisco Chronicle, the San Jose Mercury News, The New York Times, the Los Angeles Times, the Boston Globe, the Washington Post, the Chicago Sun-Times, Investor Business Daily, Worth, Bank Investor, American Banker, Smart Money, the 100 Best Mutual Funds (Adams Publishing), Morningstar, Lipper Financial Data Services, or Value Line.

              The Company also may disclose in sales literature, information, and statements the distribution rate on the shares of each class of the Fund. Distribution rate, which may be annualized, is the amount determined by dividing the dollar amount per share of the most recent dividend by the most recent NAV or maximum offering price per share as of a date specified in the sales literature. Distribution rate will be accompanied by the standard 30-day yield as required by the SEC.

              The Company may also disclose in advertising and other types of literature, information and statements the average credit quality of the Fund's portfolio, or categories of investments therein, as of a specified date or period. Average credit quality is calculated on a dollar weighted average basis based on ratings assigned each issue or issuer, as the case may be, by S&P and/or Moody's. In the event one rating agency does not rate the issue or issuer, as the case may be, in the same tier as the other agency, the highest rating is used in the calculation.

              The Company also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in the Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of a Class of Fund shares, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in a Class of Fund shares (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

              The Company also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer.

              The Company also may discuss in advertising and other types of literature that the Fund has been assigned a rating by an NRSRO, such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Company may compare the Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

              From time to time, the Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Stagecoach Funds, provides various services to its customers that are also shareholders of the Funds. These services may include access to Stagecoach Funds' account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Stagecoach Funds account statements."

              The Company may disclose, in advertising and other types of literature, information and statements regarding performance and rankings of the investment management services of Wells Fargo Bank. The Company may also disclose in advertising and other types of sales literature the assets and categories of assets under management by Wells Fargo Bank. As of December 31, 1996, Wells Fargo Bank and its affiliates provided investment advisory services for approximately $54 billion of assets of individuals, trusts, estates and institutions and $20 billion of mutual fund assets.

              The Company may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Company may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                        DETERMINATION OF NET ASSET VALUE

              The Fund determines net asset value per share separately for each Class of shares as of the close of regular trading (currently 1:00 p.m., Pacific time) on the NYSE on each Business Day, which is defined as each Monday through Friday when the NYSE is open. Currently, the NYSE is closed on the observance of the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

              Securities that are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Wells Fargo Bank as the primary market. Securities traded in the over-the-counter ("OTC") market and listed on the NASDAQ Stock Market (`NASDAQ') are valued at the last trade price on NASDAQ at 1:00 p.m., Pacific time; other OTC securities, and U.S. Government securities, are valued at the last quoted bid price (other than short-term investments that mature in 60 days or less which are valued as described further below). To the extent that the Fund holds lower rated corporate debt securities, it should be recognized that judgment often plays a greater role than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time such valuation is determined by the Fund's custodian. Money market instruments maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. These prices are not necessarily final closing prices, but are intended to represent prices prevailing during the final 30 seconds of the trading day. In all cases, bid prices will be furnished by a reputable independent pricing service approved by the Board of Directors. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities and assets for which current market quotations are not readily available are valued at fair value as determined in good faith by the Company's Board of Directors and in accordance with procedures adopted by the Directors.

              Foreign currency exchange rates are generally determined prior to the close of regular trading on the NYSE. Occasionally events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE, which events would not be reflected in the computation of the Fund's net asset value on that day. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the investments will be valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors. The foreign currency exchange transactions of the Fund conducted on a spot (i.e., cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. This rate under normal market conditions differs from the prevailing exchange rate in an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

              Shares of the Fund may be purchased on any day the Fund is open for business. The Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

              Payment for shares may, in the discretion of the adviser, be made in the form of securities that are permissible investments for the Fund as described in the Prospectuses. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

              Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit.

              The Company may suspend redemption rights or postpone redemption payments for such periods as are permitted under the 1940 Act. The Company may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Company's responsibilities under the 1940 Act.

              In addition, the Company may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholders to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectus.

                             PORTFOLIO TRANSACTIONS

              The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Company's Board of Directors, Wells Fargo Bank is responsible for the Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Company to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

              Except in the case of debt securities purchased by the Fund, purchases and sales of securities usually will be agency transactions effected through a securities exchange and on which a commission will be paid to the servicing broker. Portfolio securities may be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund also may purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing the Fund's portfolio securities transactions will consist primarily of brokerage commissions, dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

              Purchases and sales of equity securities on domestic securities exchanges are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Stephens or Wells Fargo Securities Inc. In the domestic over-the-counter markets, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. The Fund will not deal with Stephens, Wells Fargo Bank or their affiliates in any transaction in which any of them acts as principal without an exemptive order from the SEC or unless an exemption is otherwise available.

              The Fund anticipates that brokerage transactions involving securities traded in foreign markets will be conducted primarily on the principal exchanges of such countries. Transactions on foreign exchanges are usually subject to fixed commissions that are generally higher than negotiated commissions on U.S. transactions, although each Fund will endeavor to achieve the best net results in effecting its portfolio transactions. There is generally less government supervision and regulation of exchanges and brokers in foreign countries than in the United States.

              In assessing the best overall terms available for any transaction, Wells Fargo Bank considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Wells Fargo Bank may cause the Fund to pay a broker/dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker/dealer for effecting the same transaction, provided that Wells Fargo Bank determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker/dealer, viewed in terms of either the particular transaction or the overall responsibilities of Wells Fargo Bank. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond, and government securities markets and the economy.

              Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by Wells Fargo Bank and does not reduce the advisory fees payable by the Fund. The Board of Directors will periodically review the commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

              Under Section 28(e) of the Securities Exchange Act of 1934, an adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), an adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide an adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities." Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

              Broker/dealers utilized by Wells Fargo Bank may furnish statistical, research and other information or services which are deemed by Wells Fargo Bank to be beneficial to the Fund's investment programs. Research services received from brokers supplement Wells Fargo Bank's own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; portfolio management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to Wells Fargo Bank and to the Company's Directors with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

              The outside research assistance is useful to Wells Fargo Bank since the brokers utilized by Wells Fargo Bank as a group tend to follow a broader universe of securities and other matters than the staff of Wells Fargo Bank can follow. In addition, this research provides Wells Fargo Bank with a diverse perspective on financial markets. Research services which are provided to Wells Fargo Bank by brokers are available for the benefit of all accounts managed or advised by Wells Fargo Bank. It is the opinion of Wells Fargo Bank that this material is beneficial in supplementing their research and analysis; and, therefore, it may benefit the Fund by improving the quality of Wells Fargo Bank's investment advice. The advisory fee paid by the Fund is not reduced because Wells Fargo Bank receives such services.

                                 FUND EXPENSES

              Except for the expenses borne by Wells Fargo Bank and Stephens, the Company bears all costs of its operations, including the compensation of its Directors who are not affiliated with Stephens or Wells Fargo Bank or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of the Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of Fund shares; pricing services, and any extraordinary expenses. Expenses attributable to the Fund are charged against the Fund's assets. General expenses of the Company are allocated among all of the funds of the Company, including the Fund, in a manner proportionate to the net assets of the Fund, on a transactional basis, or on such other basis as the Company's Board of Directors deems equitable.

                              FEDERAL INCOME TAXES

              In General. The following information supplements and should be read in conjunction with Prospectus sections entitled "Dividend and Capital Gain Distributions" and "Taxes." The

Prospectus of the Fund describes generally the tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning federal income taxes.

              The Company intends to qualify the Fund as a regulated investment company under Subchapter M of the Code as long as such qualification is in the best interest of the Fund's shareholders. The Fund will be treated as a separate entity for tax purposes and thus the provisions of the Code applicable to regulated investment companies will generally be applied to the Fund, rather than to the Company as a whole. In addition, net capital gains, net investment income, and operating expenses will be determined separately for the Fund.

              Qualification as a regulated investment company under the Code requires, among other things, that (a) the Fund derive at least 90% of its annual gross income from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of securities or options thereon; (b) the Fund derive less than 30% of its gross income from gains from the sale or other disposition of securities or options thereon held for less than three months; and (c) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses. As a regulated investment company, the Fund will not be subject to federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its shareholders at least 90% of its net investment income earned in each year. The Fund intends to pay out substantially all of its net investment income and net realized capital gains (if any) for each year.

              A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. The Fund will either actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

              Income and dividends received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Fund expects to be eligible for and make an election to "pass through" foreign tax credits to its shareholders.

              Federal Income Tax Rates. As of the printing of this SAI, the maximum individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual marginal tax rate applicable to net capital gains is 28%; and the maximum corporate tax rate applicable to ordinary income and net capital gains is 35% (except that to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of income tax of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of tax of up to $100,000). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

              Capital Gain Distributions. To the extent that the Fund recognizes net long-term capital gains during a taxable year, the Fund intends to distribute such gains at least annually and these distributions will be taxable to Fund shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to the shareholders not later than 60 days after the close of the Fund's taxable year.

              Disposition of Fund Shares. If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution.

              If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or of a different regulated investment company, the sales charge previously incurred acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

              Taxation of Fund Investments. Gains or losses on sales of portfolio securities by the Fund will generally be long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases such as where the Fund acquires a put or writes a call thereon. Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued during the period of time the Fund held the debt obligation, unless the Fund elects to accrue market discount in its ordinary income during the term in which it holds the debt obligations. Other gains or losses on the sale of portfolio securities will generally be short-term capital gains or losses.

              If an option written by the Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some realized capital losses may be deferred if they result from a position which is part of a "straddle," discussed below. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased. The requirement that the Fund derive less than 30% of its gross income from gains from the sale of securities held for less than three months may limit the Fund's ability to write options.

              The amount of any gain or loss realized by a Fund on closing out certain regulated futures contracts will generally result in a realized capital gain or loss for tax purposes. Such regulated futures contracts held at the end of each taxable year will be required to be "marked to market" for federal income tax purposes pursuant to Section 1256 of the Code. In this regard, such regulated futures contracts will be deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales and sixty percent (60%) of any net realized gain or loss from any actual sales, generally will be treated as long-term capital gain or loss, and the remaining forty percent (40%) will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the "marked to market" and "60%/40%" rules. Certain currency transactions are subject to
Section 988 of the Code pursuant to which gains or losses thereon are generally computed separately and treated as ordinary income or losses. Although the Fund may engage in transactions subject to Section 988 of the Code, the Fund will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

              Offsetting positions held by a regulated investment company involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256.

              If a regulated investment company were treated as entering into "straddles" by reason of its engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. The regulated investment company may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the regulated investment company may differ. Generally, to the extent the straddle rules apply to positions established by the regulated investment company, losses realized by the regulated investment company may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

              If the Fund purchases shares in a "passive foreign investment company" ("PFIC"), the Fund may be subject to federal income tax and an interest charge imposed by the IRS upon certain distributions from the PFIC or the Fund's disposition of its PFIC shares. If the Fund invests in a PFIC, the Fund intends to make an available election to mark-to-market its interest in PFIC shares. Under the election, the Fund will be treated as recognizing at the end of each taxable year the excess, if any, of the fair market value of its interest in PFIC shares over its basis in such shares. Although such excess will be taxable to the Fund as ordinary income notwithstanding any distributions by the PFIC, the Fund will not be subject to federal income tax or the interest charge with respect to its interest in the PFIC.

              Foreign Shareholders. Under the Code, distributions of net investment income by the Fund to a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding, but, in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.

              Backup Withholding. The Company may be required to withhold, subject to certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges and redemptions in kind) paid or credited to an individual Fund shareholder, unless a shareholder certifies that the Taxpayer Identification Number ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Company that the shareholder's TIN is incorrect or the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Company could subject the investor to penalties imposed by the IRS.

              Other Matters. Investors should be aware that the investments to be made by the Fund may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund will seek to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

              The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal tax considerations generally affecting investments in the Fund. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state or local taxes and foreign taxes.

                                 CAPITAL STOCK

              The Fund is one of the funds of the Stagecoach Family of Funds. The Company was organized as a Maryland corporation on September 9, 1991 and currently offers shares of twenty-six other funds.

              Most of the Company's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, a class subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Company's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in the Fund represents an equal, proportionate interest in the Fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Stagecoach Shareholder Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

              The Fund has three classes of shares -- Class A Shares, Class B Shares and Institutional Class Shares. With respect to matters affecting one Class but not another, shareholders vote as a Class. Subject to the foregoing, all shares of the Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in the Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series. As used in the Prospectus of the Fund and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a Class of shares of the Fund, means the vote of the lesser of (i) 67% of the shares of the Class represented at a meeting if the holders of more than 50% of the outstanding shares of the Class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Class of the Fund. As used in the Prospectus of the Fund and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Company as a whole, means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the Company's outstanding shares are present in person or by proxy, or
(ii) more than 50% of the Company's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

              The Company may dispense with an annual meeting of shareholders in any year in which it is not required to elect Directors under the 1940 Act.

              Each share represents an equal proportional interest in the Fund with each other share in the same Class of shares and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Directors. In the event of the liquidation or dissolution of the Company, shareholders of the Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.

              Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Company.

              Set forth below is the name, address and share ownership of each person known by the Company to have beneficial or record ownership of 5% or more of a class of the Fund or 5% or more of the voting securities of the Fund as a whole.

                       5% OWNERSHIP AS OF AUGUST 1, 1997


       NAME AND            CLASS; TYPE         PERCENTAGE           PERCENTAGE
        ADDRESS            OF OWNERSHIP         OF CLASS             OF FUND
       --------            ------------        ----------           ----------
Wells Fargo Bank, N.A.       Class A            ______%              ______%
P.O. Box 63015             Beneficially
San Francisco, CA             Owned
94163

Wells Fargo Bank, N.A.       Class B            _______%            ________%
P.O. Box 63015             Beneficially
San Francisco, CA             Owned
94163

Wells Fargo Bank, N.A.    Institutional         _______%            ________%
P.O. Box 63015                Class
San Francisco, CA          Beneficially
94163                         Owned



              For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment powers, it may be presumed to control such class.

                                     OTHER

              The Registration Statement, including the Prospectus for each Fund, the SAI and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission ("SEC") in Washington, D.C. Statements contained in a Prospectus or the SAI as to the contents of any contract or other document referred to herein or in a Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                              INDEPENDENT AUDITORS

              KPMG Peat Marwick LLP has been selected as the independent auditors for the Company. KPMG Peat Marwick LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG Peat Marwick LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                              FINANCIAL STATEMENTS

              At least semi-annually, the Company will furnish the shareholders of the Fund with financial statements for the Fund.

                                  SAI APPENDIX

              The following is a description of the ratings given by Moody's and S&P to corporate bonds and commercial paper.

Corporate Bonds

              Moody's: The four highest ratings for corporate bonds are "Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds have speculative characteristics as well. Moody's applies numerical modifiers: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

              S&P: The four highest ratings for corporate bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the highest rated issued only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

Corporate Commercial Paper

              Moody's: The highest rating for corporate commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior capacity for repayment of short-term promissory obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of short-term promissory obligations," but earnings trends, while sound, will be subject to more variation.

              S&P: The "A-1" rating for corporate commercial paper indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+." Commercial paper with a strong capacity for timely payments on issues will be rated "A-2."

                             STAGECOACH FUNDS, INC.
                    SEC REGISTRATION NOS. 33-42927; 811-6419

                                     PART C

                               OTHER INFORMATION


Item 24.     Financial Statements and Exhibits

       (a)   Financial Statements:

             With respect to the Aggressive Growth, Arizona Tax-Free, Asset Allocation, Balanced, California Tax-Free Bond, California Tax-Free Income, California Tax-Free Money Market Mutual, Corporate Stock, Diversified Income, Equity Value, Ginnie Mae, Government Money Market Mutual, Growth and Income, Intermediate Bond, Money Market Mutual, Money Market Trust, National Tax-Free, National Tax-free Money Market Mutual, Oregon Tax-Free, Prime Money Market Mutual, Short-Intermediate U.S. Government Income, Small Cap, Treasury Money Market Mutual and U.S. Government Allocation Funds, the portfolio of investments, audited financial statements and independent auditors' report for the fiscal period ended September 30, 1996 are incorporated in the respective statements of additional information for such Funds by reference to the Company's Annual Reports, as filed with the SEC on December 9, 1996.

             With respect to the Asset Allocation, Capital Appreciation, Corporate Stock, Small Cap, Tax-Free Money Market and U.S. Government Allocation Master Portfolios of Master Investment Trust, the portfolio of investments, audited financial statements and independent auditors' report for the fiscal period ended September 30, 1996 are incorporated in the respective statements of additional information for such Funds by reference to the Company's Annual Reports as filed with the SEC on December 9, 1996.

             With respect to the International Equity Fund and National Tax Free Money Market Trust, the financial statements for such Funds will be incorporated by reference in their respective statements of additional information when available.

       (b)   Exhibits:

      Exhibit
      Number                              Description
      ------                              -----------
       1                     -  Amended and Restated Articles of Incorporation dated November 22, 1995, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed
                                November 29, 1995.

       2                     -  By-Laws, incorporated by reference to Post-Effective Amendment No. 31 to the
                                Registration Statement, filed May 15, 1997.

       3                     -  Not Applicable

       4                     -  Not Applicable

       5(a)(i)               -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                                Statement, filed April 17, 1992.

       5(a)(ii)              -  Sub-Advisory Contract with Barclays Global Fund Advisors on behalf of the Asset
                                Allocation Fund, incorporated by reference to Post-Effective Amendment No. 21 to the
                                Registration Statement, filed February 29, 1996.

       5(b)(i)               -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the U.S. Government
                                Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the
                                Registration Statement, filed April 17, 1992.

       5(b)(ii)              -  Sub-Advisory Contract with Barclays Global Fund Advisors on behalf of the U.S.
                                Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement, filed February 29, 1996.

       5(c)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Money
                                Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 2 to the
                                Registration Statement, filed April 17, 1992.

       5(d)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Bond
                                Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                                Statement, filed April 17, 1992.

       5(e)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                                Statement, filed April 17, 1992.

       5(f)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                                Statement, filed April 17, 1992.

       5(g)(i)               -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Corporate Stock Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                                Statement, filed April 17, 1992.

       5(g)(ii)              -  Sub-Advisory Contract with Barclays Global Fund Advisors on behalf of the Corporate
                                Stock Fund, incorporated by reference to Post-Effective Amendment No. 21 to the
                                Registration Statement, filed February 29, 1996.

       5(h)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 3 to the Registration
                                Statement, filed May 1, 1992.

       5(i)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the California Tax-Free
                                Income Fund, incorporated by reference to Post-Effective Amendment No. 4 to the
                                Registration Statement, filed September 10, 1992.

       5(j)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration
                                Statement, filed November 29, 1995.

       5(k)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Arizona Tax-Free Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration
                                Statement, filed January 31, 1997.

       5(l)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Balanced Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration
                                Statement, filed January 31, 1997.

       5(m)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Equity Value Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration
                                Statement, filed January 31, 1997.

       5(n)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Government Money Market
                                Mutual Fund, incorporated by reference to Post-Effective Amendment No. 30 to the
                                Registration Statement, filed January 31, 1997.

       5(o)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Intermediate Bond Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration
                                Statement, filed January 31, 1997.

       5(p)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Money Market Trust Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration
                                Statement, filed January 31, 1997.

       5(q)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the National Tax-Free Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration
                                Statement, filed January 31, 1997.

       5(r)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Oregon Tax-Free Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration
                                Statement, filed January 31, 1997.

       5(s)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Prime Money Market Mutual
                                Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration
                                Statement, filed January 31, 1997.

       5(t)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Treasury Money Market
                                Mutual Fund, incorporated by reference to Post-Effective Amendment No. 30 to the
                                Registration Statement, filed January 31, 1997.

       5(u)                  -  Form of Advisory Contract with Wells Fargo Bank, N.A. on behalf of the California Tax-
                                Free Money Market Trust, incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement, filed December 3, 1996.

       5(v)                  -  Form of Advisory Contract with Wells Fargo Bank, N.A. on behalf of the National Tax-Free
                                Money Market Trust, filed herewith.

       5(w)                  -  Form of Advisory Contract with Wells Fargo Bank, N.A. on behalf of the International
                                Equity Fund, filed herewith.


       6(a)                  -  Amended Distribution Agreement with Stephens Inc., incorporated by reference to Post-
                                Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

       6(b)                  -  Selling Agreement with Wells Fargo Bank, N.A. on behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April
                                17, 1992.

       7                     -  Not Applicable

       8(a)                  -  Custody Agreement with Wells Fargo Institutional Trust Company, N.A. on behalf of the
                                Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

       8(b)                  -  Custody Agreement with Wells Fargo Institutional Trust Company, N.A. on behalf of the
                                U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment
                                No. 2 to the Registration Statement, filed April 17, 1992.

       8(c)                  -  Custody Agreement with Wells Fargo Institutional Trust Company, N.A. on behalf of the
                                Corporate Stock Fund, incorporated by reference to Post-Effective Amendment No. 2 to the
                                Registration Statement, filed April 17, 1992.

       8(d)                  -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Money
                                Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 2 to the
                                Registration Statement, filed April 17, 1992.

       8(e)                  -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Bond
                                Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                                Statement, filed April 17, 1992.

       8(f)                  -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                                Statement, filed April 17, 1992.

       8(g)                  -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                                Statement, filed April 17, 1992.

       8(h)                  -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Money Market Fund, incorporated by reference to Post-Effective Amendment No. 3 to the Registration
                                Statement, filed May 1, 1992.

       8(i)                  -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the California Tax-Free
                                Income Fund, incorporated by reference to Post-Effective Amendment No. 17 to the
                                Registration Statement, filed November 29, 1995.

       8(j)                  -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration
                                Statement, filed November 29, 1995.

       8(k)                  -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Short-Intermediate U.S.
                                Government Income Fund, incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, filed February 10, 1994.

       8(l)                  -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the National Tax-Free Money
                                Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 24 to the
                                Registration Statement, filed April 29, 1996.

       8(m)                  -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 20 to the Registration
                                Statement, filed February 28, 1996.

       8(n)                  -  Form of Custody Agreement with Wells Fargo Bank on behalf of the Arizona Tax-Free,
                                Balanced, Equity Value, Government Money Market Mutual, Intermediate Bond, Money Market
                                Trust, National Tax-Free, Oregon Tax-Free, Prime Money Market Mutual and Treasury Money
                                Market Mutual Funds, incorporated by reference to Post-Effective Amendment No. 25 to the
                                Registration Statement, filed June 17, 1996.

       9(a)(i)               -  Administration Agreement with Stephens Inc. on behalf of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                                Statement, filed April 17, 1992.

       9(a)(ii)              -  Administration Agreement with Stephens Inc. on behalf of the U.S. Government Allocation
                                Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                                Statement, filed April 17, 1992.

       9(a)(iii)             -  Administration Agreement with Stephens Inc. on behalf of the California Tax-Free Bond
                                Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                                Statement, filed April 17, 1992.

       9(a)(iv)              -  Administration Agreement with Stephens Inc. on behalf of the California Tax-Free Money
                                Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 2 to the
                                Registration Statement, filed April 17, 1992.

       9(a)(v)               -  Administration Agreement with Stephens Inc. on behalf of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                                Statement, filed April 17, 1992.

       9(a)(vi)              -  Administration Agreement with Stephens Inc. on behalf of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                                Statement, filed April 17, 1992.

       9(a)(vii)             -  Administration Agreement with Stephens Inc. on behalf of the Corporate Stock Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                                Statement, filed April 17, 1992.

       9(a)(viii)            -  Administration Agreement with Stephens Inc. on behalf of the Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 3 to the Registration
                                Statement, filed May 1, 1992.

       9(a)(ix)              -  Administration Agreement with Stephens Inc. on behalf of the California Tax-Free Income
                                Fund, incorporated by reference to Post-Effective Amendment No. 4 to the Registration
                                Statement, filed September 10, 1992.

       9(a)(x)               -  Administration Agreement with Stephens Inc. on behalf of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 4 to the Registration
                                Statement, filed September 10, 1992.

       9(a)(xi)              -  Administration Agreement with Stephens Inc. on behalf of the Short-Intermediate U.S.
                                Government Income Fund, incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, filed February 10, 1994.

       9(a)(xii)             -  Administration Agreement with Stephens Inc. on behalf of the National Tax-Free Money
                                Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 19 to the
                                Registration Statement, filed December 18, 1995.

       9(a)(xiii)            -  Administration Agreement with Stephens Inc. on behalf of the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration
                                Statement, filed December 18, 1995.

       9(a)(xiv)             -  Administration Agreement with Stephens Inc. on behalf of the Arizona Tax-Free, Balanced,
                                California Tax-Free Money Market Trust, Equity Value, Government Money Market Mutual,
                                Intermediate Bond, Money Market Trust, National Tax-Free, Oregon Tax-Free, Prime Money
                                Market Mutual and Treasury Money Market Mutual Funds, incorporated by reference to Post-
                                Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

       9(b)                  -  Agency Agreement with Wells Fargo Bank, N.A. on behalf of the Funds, filed herewith.

       9(c)(i)               -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the California
                                Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment
                                No. 2 to the Registration Statement, filed April 17, 1992.

       9(c)(ii)              -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Corporate
                                Stock Fund, incorporated by reference to Post-Effective Amendment No. 2 to the
                                Registration Statement, filed April 17, 1992.

       9(c)(iii)             -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Money
                                Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 3 to the
                                Registration Statement, filed May 1, 1992.

       9(c)(iv)              -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the California
                                Tax-Free Income Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

       9(c)(v)               -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Short-
                                Intermediate U.S. Government Income Fund, incorporated by reference to Post-Effective
                                Amendment No. 8 to the Registration Statement, filed February 10, 1994.

       9(c)(vi)              -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the National
                                Tax-Free Money Market Mutual Fund,  incorporated by reference to Post-Effective
                                Amendment No. 24 to the Registration Statement, filed April 29, 1996.

       9(c)(vii)             -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Class B
                                Shares of the Asset Allocation Fund, incorporated by reference to Post-Effective
                                Amendment No. 15 to the Registration Statement, filed May 1, 1995.

       9(c)(viii)            -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Class B
                                Shares of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective
                                Amendment No. 15 to the Registration Statement, filed May 1, 1995.

       9(c)(ix)              -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Class B
                                Shares of the Diversified Income Fund, incorporated by reference to Post-Effective
                                Amendment No. 15 to the Registration Statement, filed May 1, 1995.

       9(c)(x)               -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Class B
                                Shares of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment
                                No. 15 to the Registration Statement, filed May 1, 1995.

       9(c)(xi)              -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Class B
                                Shares of the Growth and Income Fund, incorporated by reference to Post-Effective
                                Amendment No. 15 to the Registration Statement, filed May 1, 1995.

       9(c)(xii)             -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Class B
                                Shares of the U.S. Government Allocation Fund, incorporated by reference to Post-
                                Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

       9(c)(xiii)            -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Class B
                                Shares of the Aggressive Growth Fund, incorporated by reference to Post-Effective
                                Amendment No. 20 to the Registration Statement, filed February 28, 1996.

       9(c)(xiv)             -  Amended Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the
                                Class A Shares of the Asset Allocation Fund, incorporated by reference to Post-Effective
                                Amendment No. 15 to the Registration Statement, filed May 1, 1995.

       9(c)(xv)              -  Amended Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the
                                Class A Shares of the California Tax-Free Bond Fund, incorporated by reference to Post-
                                Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

       9(c)(xvi)             -  Amended Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the
                                Class A Shares of the Diversified Income Fund, incorporated by reference to Post-
                                Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

       9(c)(xvii)            -  Amended Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the
                                Class A Shares of the Ginnie Mae Fund, incorporated by reference to Post-Effective
                                Amendment No. 15 to the Registration Statement, filed May 1, 1995.

       9(c)(xviii)           -  Amended Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the
                                Class A Shares of the Growth and Income Fund, incorporated by reference to Post-
                                Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

       9(c)(xix)             -  Amended Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the
                                Class A Shares of the U.S. Government Allocation Fund, incorporated by reference to
                                Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

       9(c)(xx)              -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Class A
                                Shares of the Aggressive Growth Fund, incorporated by reference to

                                Post-Effective Amendment No. 20 to the Registration Statement, filed February 28, 1996.


       9(d)(i)               -  Servicing Plan on behalf of the National Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed
                                November 29, 1995.

       9(d)(ii)              -  Servicing Plan on behalf of the Class B Shares of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                                Statement, filed May 1, 1995.

       9(d)(iii)             -  Servicing Plan on behalf of the Class B Shares of the California Tax-Free Bond Fund,
                                incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                                Statement, filed May 1, 1995.

       9(d)(iv)              -  Servicing Plan on behalf of the Class B Shares of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                                Statement, filed May 1, 1995.

       9(d)(v)               -  Servicing Plan on behalf of the Class B Shares of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1,
                                1995.

       9(d)(vi)              -  Servicing Plan on behalf of the Class B Shares of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                                Statement, filed May 1, 1995.

       9(d)(vii)             -  Servicing Plan on behalf of the Class B Shares of the U.S. Government Allocation Fund,
                                incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                                Statement, filed May 1, 1995.

       9(d)(viii)            -  Servicing Plan on behalf of the Class A Shares of the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration
                                Statement, filed December 18, 1995.

       9(d)(ix)              -  Servicing Plan on behalf of the Class B Shares of the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration
                                Statement, filed December 18, 1995.

       9(d)(x)               -  Servicing Plan and Form of Shareholder Servicing Agreement on behalf of the Class A
                                Shares of the Arizona Tax-Free, Balanced, Equity Value, Government Money Market Mutual,
                                Intermediate Bond, International Equity, National Tax-Free, Oregon Tax-Free, Prime Money
                                Market Mutual, Small Cap  and Treasury Money Market Mutual Funds, filed herewith.

       9(d)(xi)              -  Servicing Plan and Form of Shareholder Servicing Agreement on behalf of the Class B
                                Shares of the Arizona Tax-Free, Balanced, Equity Value, Intermediate Bond, International
                                Equity, National Tax-Free, Oregon Tax-Free and Small Cap Funds, filed herewith.

       9(d)(xii)             -  Servicing Plan and Form of Shareholder Servicing Agreement on behalf of the
                                Institutional Class Shares of the Aggressive Growth, Arizona Tax-Free, Balanced,
                                California Tax-Free Bond, California Tax-Free Income, Equity Value, Ginnie Mae, Growth
                                and Income, Intermediate Bond, International Equity, Money Market Mutual, National Tax-
                                Free, Oregon Tax-Free, Prime Money

                                Market Mutual, Short-Intermediate Government, Small Cap and Treasury Money Market Mutual
                                Funds, filed herewith.

       9(d)(xiii)            -  Servicing Plan and Form of Shareholder Servicing Agreement on behalf of the Service
                                Class Shares of the Prime Money Market Mutual and Treasury Money Market Mutual Funds,
                                incorporated by reference to Post-Effective Amendment No. 25 to the Registration
                                Statement, filed June 17, 1996.

       9(d)(xiv)             -  Servicing Plan and Form of Shareholder Servicing Agreement on behalf of the Money Market
                                Trust and California Tax-Free Money Market Trust, incorporated by reference to Post-
                                Effective Amendment No. 28 to the Registration Statement, filed December 3, 1996.

       9(d)(xv)              -  Servicing Plan and Form of Shareholder Servicing Agreement on behalf of the Class E
                                Shares of the Treasury Money Market Mutual Fund, incorporated by reference to Post-
                                Effective Amendment No. 19 to the Registration Statement, filed January 23, 1997.

       9(e)                  -  Cross Indemnification Agreement, incorporated by reference to Post-Effective Amendment
                                No. 11 to the Registration Statement of Stagecoach Inc., filed July 27, 1994.

       10                    -  Opinion and Consent of Counsel, filed herewith.

       11                    -  Not Applicable

       12                    -  Not Applicable

       13                    -  Investment letter, incorporated by reference to Item 24(b) of Pre-Effective Amendment
                                No. 1 to the Registration Statement, filed November 29, 1991.

       14                    -  Not Applicable

       15(a)(i)              -  Distribution Plan on behalf of the California Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                                Statement, filed April 17, 1992.

       15(a)(ii)             -  Distribution Plan on behalf of the Corporate Stock Fund, incorporated by reference to
                                Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

       15(a)(iii)            -  Distribution Plan on behalf of the Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, filed May 1, 1992.

       15(a)(iv)             -  Distribution Plan on behalf of the California Tax-Free Income Fund, incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement, filed
                                September 10, 1992.

       15(a)(v)              -  Distribution Plan on behalf of the Short-Intermediate U.S. Government Income Fund,
                                incorporated by reference to Post-Effective Amendment No. 8 to the Registration
                                Statement, filed February 10, 1994.

       15(a)(vi)             -  Distribution Plan on behalf of the National Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration
                                Statement, filed November 29, 1995.

       15(a)(vii)            -  Distribution Plan on behalf of the California Tax-Free Money Market Trust, incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement, filed
                                December 3, 1996.

       15(b)(i)              -  Distribution Plan on behalf of the Class B Shares of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                                Statement, filed May 1, 1995.

       15(b)(ii)             -  Distribution Plan on behalf of the Class B Shares of the California Tax-Free Bond Fund,
                                incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                                Statement, filed May 1, 1995.

       15(b)(iii)            -  Distribution Plan on behalf of the Class B Shares of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                                Statement, filed May 1, 1995.

       15(b)(iv)             -  Distribution Plan on behalf of the Class B Shares of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed
                                May 1, 1995.

       15(b)(v)              -  Distribution Plan on behalf of the Class B Shares of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                                Statement, filed May 1, 1995.

       15(b)(vi)             -  Distribution Plan on behalf of the Class B Shares of the U.S. Government Allocation
                                Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                                Statement, filed May 1, 1995.

       15(b)(vii)            -  Distribution Plan on behalf of the Class B Shares of the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration
                                Statement, filed December 18, 1995.

       15(b)(viii)           -  Distribution Plan on behalf of the Class B Shares of the Arizona Tax-Free, Balanced,
                                Equity Value, Intermediate Bond, International Equity, National Tax-Free, Oregon Tax-
                                Free and Small Cap Funds, filed herewith.

       15(c)(i)              -  Amended Distribution Plan on behalf of the Class A Shares of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                                Statement, filed May 1, 1995.

       15(c)(ii)             -  Amended Distribution Plan on behalf of the Class A Shares of the California Tax-Free
                                Bond Fund, incorporated by reference to Post-Effective Amendment No. 15 to the
                                Registration Statement, filed May 1, 1995.

       15(c)(iii)            -  Amended Distribution Plan on behalf of the Class A Shares of the Diversified Income
                                Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                                Statement, filed May 1, 1995.

       15(c)(iv)             -  Amended Distribution Plan on behalf of the Class A Shares of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                                Statement, filed May 1, 1995.

       15(c)(v)              -  Amended Distribution Plan on behalf of the Class A Shares of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                                Statement, filed May 1, 1995.

       15(c)(vi)             -  Amended Distribution Plan on behalf of the Class A Shares of the U.S. Government
                                Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the
                                Registration Statement, filed May 1, 1995.

       15(c)(vii)            -  Distribution Plan on behalf of the Class A Shares of the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration
                                Statement, filed December 18, 1995.

       15(c)(viii)           -  Distribution Plan on behalf of the Class A Shares of the Arizona Tax-Free, Balanced,
                                Equity Value, Government Money Market Mutual, Intermediate Bond, International Equity,
                                National Tax-Free, Oregon Tax-Free, Prime Money Market Mutual, Small Cap and Treasury
                                Money Market Mutual Funds, filed herewith.

       15(d)                 -  Distribution Plan on behalf of the Class E Shares of the Treasury Money Market Mutual
                                Fund, incorporated by reference to Post-Effective Amendment No. 29, filed January 23,
                                1997.

       16                    -  Schedules for Computation of Performance Data, incorporated by reference to Post-
                                Effective Amendment No. 15, filed May 1, 1995.

       17                    -  See Exhibit 27.

       18                    -  Rule 18f-3 Multi-Class Plan, as amended, filed herewith.

       19                    -  Powers of Attorney for R. Greg Feltus, Jack S. Euphrat, Thomas S. Goho, Joseph N. Hankin, W. Rodney
                                Hughes, Robert M. Joses and J. Tucker Morse, filed herewith.

       27                    -  Financial Data Schedules, incorporated by reference to the Form N-SAR for the period ended September 30, 1996, filed December 9, 1996.


Item 25.      Persons Controlled by or under Common Control with Registrant

              As of April 1, 1997, the Asset Allocation, Corporate Stock and U.S. Government Allocation Funds each owned approximately 99% of the outstanding beneficial interests of the Asset Allocation, Corporate Stock and U.S. Government Allocation Master Portfolios, respectively, of Master Investment Trust ("MIT"). As of April 1, 1997, the Aggressive Growth, National Tax-Free Money Market Mutual and Small Cap Funds owned approximately 33%, 22% and 89% of the outstanding beneficial interests of the Capital Appreciation, Tax-Free Money Market and Small Cap Master Portfolios, respectively, of MIT.
As such, each Fund could be considered a "controlling person" (as such term is defined in the 1940 Act) of the corresponding Master Portfolio.

Item 26.      Number of Holders of Securities

              As of April 1, 1997 the number of record holders of each class of Securities of the Registrant was as follows:


        Title of Class                                                                Number of Record Holders
                                                                             Class A*         Class B      Institutional
                                                                             -------          -------      -------------
                                                                                                               Class
                                                                                                               -----
Aggressive Growth Fund                                                         1,577           1,682            N/A

Arizona Tax-Free Fund                                                           224              4               7

Asset Allocation Fund                                                         11,145           4,806            N/A

Balanced Fund                                                                  1,864            27              126

California Tax-Free Bond Fund                                                  8,751           1,026            46

California Tax-Free Income Fund                                                3,438            N/A              3

California Tax-Free Money Market Mutual Fund                                  11,798            N/A             N/A

California Tax-Free Money Market Trust                                           0              N/A             N/A

Corporate Stock Fund                                                           1,153            N/A             N/A

Diversified Income Fund                                                       11,612           2,039            N/A

Equity Value Fund                                                              1,222            221             123

Ginnie Mae Fund                                                                3,314            652             90

Government Money Market Mutual Fund                                             187             N/A             N/A

Growth and Income Fund                                                        12,292           1,793            32

Intermediate Bond Fund                                                          148             21               7

Money Market Mutual Fund                                                      12,298            2**              6

Money Market Trust                                                               7              N/A             N/A

National Tax-Free Fund                                                          124              3               5

National Tax-Free Money Market Mutual Fund                                      22              N/A             N/A

Oregon Tax-Free Fund                                                            733              9               6

* For purposes of this chart, shares of single class Funds are included under the designation "Class A"
**      Designates the number of Class S recordholders.

Prime Money Market Mutual                                                       290            4***             46

Short-Intermediate U.S. Government Income Fund                                  201             N/A             65

Small Cap Fund                                                                  186             198             11

Treasury Money Market Mutual Fund                                               83             4***             254
                                                                                                                1****
U.S. Government Allocation Fund                                                1,509            239             N/A


***  Designates the number of Service Class recordholders
**** Designates the number of Class E recordholders.


Item 27.      Indemnification

              The following paragraphs of Article VIII of the Registrant's Articles of Incorporation provide:

              (h) The Corporation shall indemnify (1) its Directors and Officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of these Articles of Incorporation of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any Director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the 1940 Act.

                    (i) To the fullest extent permitted by Maryland statutory and decisional law and the 1940 Act, as amended or interpreted, no Director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any Director or officer of the Corporation against any liability to which such Director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this Article VIII shall adversely affect any right or protection of a Director or officer that exists at the time of such amendment, modification or repeal.


Item 28.      Business and Other Connections of Investment Adviser.

              Wells Fargo Bank, N.A. ("Wells Fargo Bank"), a wholly owned subsidiary of Wells Fargo & Company, currently serves as investment adviser to several of the Registrant's investment portfolios and to certain other registered open-end management investment companies. Wells Fargo Bank's business is that of a national banking association with respect to which it conducts a variety of commercial banking and trust activities.

              To the knowledge of Registrant, none of the directors or executive officers of Wells Fargo Bank, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company. Set forth below are the names and principal businesses of the directors and executive officers of Wells Fargo Bank who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee. All the directors of Wells Fargo Bank also serve as directors of Wells Fargo & Company.

Name and Position             Principal Business(es) and Address(es)
at Wells Fargo Bank           During at Least the Last Two Fiscal Years
-------------------           -----------------------------------------

H. Jesse Arnelle              Senior Partner of Arnelle, Hastie, McGee, Willis & Greene
Director                      455 Market Street
                              San Francisco, CA  94105

                              Director of Armstrong World Industries, Inc.
                              5037 Patata Street
                              South Gate, CA  90280

                              Director of Eastman Chemical Corporation
                              12805 Busch Place
                              Santa Fe Springs, CA  90670

                              Director of FPL Group, Inc.
                              700 Universe Blvd.
                              P.O. Box 14000
                              North Palm Beach, FL  33408

Michael R. Bowlin             Chairman of the Board of Directors, Chief Executive Officer,
Director                      Chief Operating Officer and President of
                              Atlantic Richfield Co. (ARCO)
                              Highway 150
                              Santa Paula, CA  93060

Edward Carson                 Chairman of the Board and Chief Executive Officer of
Director                      First Interstate Bancorp
                              633 West Fifth Street
                              Los Angeles, CA  90071

                              Director of Aztar Corporation
                              2390 East Camelback Road
                              Suite 400
                              Phoenix, AZ  85016

                              Director of Castle & Cook, Inc.
                              10900 Wilshire Blvd.
                              Los Angeles, CA  90024

                              Director of Terra Industries, Inc.
                              1321 Mount Pisgah Road
                              Walnut Creek, CA  94596


William S. Davilla            President (Emeritus) and a Director of
Director                      The Vons Companies, Inc.
                              618 Michillinda Ave.
                              Arcadia, CA  91007

                              Director of Pacific Gas & Electric Company
                              788 Taylorville Road
                              Grass Valley, CA  95949
Rayburn S. Dezember           Director of CalMat Co.
Director                      3200 San Fernando Road
                              Los Angeles, CA  90065

                              Director of Tejon Ranch Company
                              P.O. Box 1000
                              Lebec, CA  93243

                              Director of The Bakersfield Californian
                              1707 I Street
                              P.O. Box 440
                              Bakersfield, CA  93302

                              Trustee of Whittier College
                              13406 East Philadelphia Ave.
                              P.O. Box 634
                              Whittier, CA  90608

Paul Hazen                    Chairman of the Board of Directors of
Chairman of the Board of      Wells Fargo & Company
Directors                     420 Montgomery Street
                              San Francisco, CA  94105

                              Director of Phelps Dodge Corporation
                              2600 North Central Ave.
                              Phoenix, AZ  85004

                              Director of Safeway, Inc.
                              4th and Jackson Streets
                              Oakland, CA  94660

Robert K. Jaedicke            Professor (Emeritus) of Accounting
Director                      Graduate School of Business at Stanford University
                              MBA Admissions Office
                              Stanford, CA  94305

                              Director of Bailard Biehl & Kaiser
                              Real Estate Investment Trust, Inc.
                              2755 Campus Dr.
                              San Mateo, CA  94403

                              Director of Boise Cascade Corporation
                              1111 West Jefferson Street
                              P.O. Box 50
                              Boise, ID  83728

                              Director of California Water Service Company
                              1720 North First Street
                              San Jose, CA  95112

                              Director of Enron Corporation
                              1400 Smith Street
                              Houston, TX  77002

                              Director of GenCorp, Inc
                              175 Ghent Road
                              Fairlawn, OH  44333
                              .
                              Director of Homestake Mining Company
                              650 California Street
                              San Francisco, CA  94108

Thomas L. Lee                 Chairman and Chief Executive Officer of
Director                      The Newhall Land and Farming Company
                              10302 Avenue 7 1-2
                              Firebaugh, CA  93622

                              Director of Calmat Co.
                              501 El Charro Road
                              Pleasanton, CA  94588

                              Director of First Interstate Bancorp
                              633 West Fifth Street
                              Los Angeles, CA  90071

Ellen Newman                  President of Ellen Newman Associates
Director                      323 Geary Street
                              Suite 507
                              San Francisco, CA  94102

                              Chair (Emeritus) of the Board of Trustees
                              University of California at San Francisco Foundation
                              250 Executive Park Blvd.
                              Suite 2000
                              San Francisco, CA  94143

                              Director of the California Chamber of Commerce
                              1201 K Street
                              12th Floor
                              Sacremento, CA  95814

Philip J. Quigley             Chairman, President and Chief Executive Officer of
Director                      Pacific Telesis Group
                              130 Kearney Street
                              Rm.  3700
                              San Francisco, CA  94108

Carl E. Reichardt             Director of Columbia/HCA Healthcare Corporation
Director                      One Park Plaza
                              Nashville, TN  37203

                              Director of Ford Motor Company
                              The American Road
                              Dearborn, MI  48121

                              Director of Newhall Management Corporation
                              23823 Valencia Blvd.
                              Valencia, CA  91355

                              Director of Pacific Gas and Electric Company
                              77 Beale Street
                              San Francisco, CA  94105

                              Retired Chairman of the Board of Directors
                              and Chief Executive Officer of Wells Fargo & Company
                              420 Montgomery Street
                              San Francisco, CA  94105

Donald B. Rice                President and Chief Executive Officer of Teledyne, Inc.
Director                      2049 Century Park East
                              Los Angeles, CA  90067

                              Retired Secretary of the Air Force

                              Director of Vulcan Materials Company
                              One MetroPlex Drive
                              Birmingham, AL  35209

Richard J. Stegemeier         Chairman (Emeritus) of Unocal Corp
Director                      44141 Yucca Avenue
                              Lancaster, CA  93534

                              Director of Foundation Health Corporation
                              166 4th
                              Fort Irwin, CA  92310

                              Director of Halliburton Company
                              3600 Lincoln Plaza
                              500 North Alcard Street
                              Dallas, TX  75201

                              Director of Northrop Grumman Corp.
                              1840 Century Park East
                              Los Angeles, CA  90067

                              Director of Outboard Marine Corporation
                              100 SeaHorse Drive
                              Waukegan, IL  60085

                              Director of Pacific Enterprises
                              555 West Fifth Street
                              Suite 2900
                              Los Angeles, CA  90031

                              Director of First Interstate Bancorp
                              633 West Fifth Street
                              Los Angeles, CA  90071

Susan G. Swenson              President and Chief Executive Officer of Cellular One
Director                      651 Gateway Blvd.
                              San Francisco, CA  94080

David M. Tellep               Retired Chairman of the Board and Chief Executive Officer of
Director                      Martin Lockheed Corp
                              6801 Rockledge Drive
                              Bethesda, MD  20817

                              Director of Edison International
                              and Southern California Edison Company
                              2244 Walnut Grove Ave.
                              Rosemead, CA  91770

                              Director of First Interstate
                              633 West Fifth Street
                              Los Angeles, CA  90071

Chang-Lin Tien                Chancellor of the University of California at Berkeley
Director                      Berkeley, CA  94720

                              Director of Raychem Corporation
                              300 Constitution Drive
                              Menlo Park, CA  94025

John A. Young                 President, Chief Executive Officer and Director
Director                      of Hewlett-Packard Company
                              3000 Hanover Street
                              Palo Alto, CA  9434

                              Director of Chevron Corporation
                              225 Bush Street
                              San Francisco, CA  94104

                              Director of Lucent Technologies
                              25 John Glenn Drive
                              Amherst, NY  14228

                              Director of Novell, Inc.
                              11300 West Olympic Blvd.
                              Los Angeles, CA  90064

                              Director of Shaman Pharmaceuticals Inc.
                              213 East Grand Ave. South
                              San Francisco, CA  94080

William F. Zuendt             President of Wells Fargo & Company
President                     420 Montgomery Street
                              San Francisco, CA  94105

                              Director of 3Com Corporation
                              5400 Bayfront Plaza
                              P.O. Box 58145
                              Santa Clara, CA  95052

                              Director of the California Chamber of Commerce


             Prior to May 1, 1996, Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI", formerly, Wells Fargo Institutional Trust Company), served as sub-adviser to the Asset Allocation, Corporate Stock and U.S. Government Allocation Funds of the Company and to certain other open-end management investment companies. As of May 1, 1996, BGFA no longer served as sub-adviser to the Asset Allocation,

Corporate Stock and U.S. Government Allocation Funds. As of this date, BGFA served as sub-adviser to the corresponding Asset Allocation, U.S. Government Allocation and Corporate Stock Master Portfolios of Master Investment Trust, in which such funds invest substantially all of their assets.

             The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business of the former sub-adviser to the Registrant, Wells Fargo Nikko Investment Advisors ("WFNIA") and, in some cases, the service business of BGI. With the exception of Irving Cohen, each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position                   Principal Business(es) During at
at BGFA                             Least the Last Two Fiscal Years
----------------                    --------------------------------
Frederick L.A. Grauer               Co-Chairman and Director of BGFA and BGI
co-Chairman and Director            45 Fremont Street, San Francisco, CA 94105

Patricia Dunn                       Co-Chairman and Director of BGFA and BGI
Co-Chairman and Director            45 Fremont Street, San Francisco, CA 94105

Irving Cohen                        Chief Financial Officer and Chief Operating Officer of Barclays Bank
Director                            PLC, New York Branch and Chief Operating Officer of Barclays Group, Inc.
                                    (USA); previously, Chief Financial Officer of Barclays de Zoete Wedd
                                    Securities Inc. (1994) 222 Broadway, New York, NY 10038

Andrea M. Zolberti                  Chief Financial Officer of BGFA and BGI
Chief Financial Officer             45 Fremont Street, San Francisco, CA 94105



              Prior to January 1, 1996 Wells Fargo Nikko Investment Advisors ("WFNIA") served as sub-adviser to the Asset Allocation, Corporate Stock and U.S. Government Allocation Funds of the Company and as adviser or sub-adviser to various other open-end management investment companies. For additional information, see "The Funds and Management" in the Prospectus and "Management" in the Statement of Additional Information of such Funds. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and management committees of WFNIA, reference is made to WFNIA's Form ADV and Schedules A and D filed under the Investment Advisers Act of 1940, File No. 801-36479, incorporated herein by reference.

Item 29.      Principal Underwriters.

              (a) Stephens Inc., distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for Overland Express Funds, Inc., MasterWorks Funds, Inc. (formerly, Stagecoach Inc.) Stagecoach Trust, Nations Fund, Inc., Nations Fund Trust, Nations Fund Portfolios, Inc., Nations Life Goal Funds, Inc. and Nations Institutional Reserves (formerly, The Capitol Mutual Funds), and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust, Life & Annuity Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc., and Nations Managed Balanced Target Maturity Fund, Inc., which are closed-end management investment companies.

      (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D filed by Stephens Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file No. 501-15510).

              (c)   Not Applicable.

Item 30.      Location of Accounts and Records.

             (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201.

             (b) Wells Fargo Bank maintains all Records relating to its services as investment adviser, administrator and custodian and transfer and dividend disbursing agent at 525 Market Street, San Francisco, California 94105.

             (c) WFNIA and Wells Fargo Institutional Trust Company, N.A. maintain all Records relating to their services as sub-adviser and custodian, respectively, for the period prior to January 1, 1996, at 45 Fremont Street, San Francisco, California 94105.

             (d) BGFA and BGI maintain all Records relating to their services as sub-adviser and custodian, respectively, for the period beginning January 1, 1996 at 45 Fremont Street, San Francisco, California 94105.

             (e) Stephens maintains all Records relating to its services as sponsor, co-administrator and distributor at 111 Center Street, Little Rock, Arkansas 72201.

Item 31.      Management Services.

              Other than as set forth under the captions "The Fund and Management" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 32.      Undertakings.

             (a)    Not Applicable.

             (b) Registrant undertakes to file a Post-Effective Amendment, using financial statements for the International Equity Fund which need not be certified, within four to six months from the later of the effective date of this Registration Statement or the Fund's commencement of operations.

             (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of its most current annual report to shareholders, upon request and without charge.

             (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions set forth above in response to Item 27, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue

                                   SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 29th day of May, 1997.

                                        STAGECOACH FUNDS, INC.


                                        By  /s/ Richard H. Blank, Jr.
                                            ------------------------------
                                            Richard H. Blank, Jr.
                                            Secretary and Treasurer
                                            (Principal Financial Officer)


              Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

           Signature                                        Title
           ---------                                        -----
               *                                  Director, Chairman and President
      -------------------------                   (Principal Executive Officer)
      (R. Greg Feltus)

      /s/ RICHARD H. BLANK, JR.                   Secretary and Treasurer
      -------------------------                   (Principal Financial Officer)
      (Richard H. Blank, Jr.)

               *                                  Director
      -------------------------
      (Jack S. Euphrat)

               *                                  Director
      -------------------------
      (Thomas S. Goho)

               *                                  Director
      -------------------------
      (Joseph N. Hankin)

               *                                  Director
      -------------------------
      (W. Rodney Hughes)

               *                                  Director
      -------------------------
      (Robert M. Joses)

               *                                  Director
      -------------------------
      (J. Tucker Morse)


*By   /s/ RICHARD H. BLANK, JR.
      -------------------------
      Richard H. Blank, Jr.
      As Attorney-in-Fact
      May 29, 1997


                             STAGECOACH FUNDS, INC.
                          FILE NOS. 33-42927; 811-6419

                                 EXHIBIT INDEX

EXHIBIT
NUMBER                                  DESCRIPTION
-------                                 -----------
EX-99.B5(v)       -Form of Advisory Contract with Wells Fargo Bank, N.A. on
                   behalf of the National Tax-Free Money Market Trust

EX-99.B5(w)       -Form of Advisory Contract with Wells Fargo Bank, N.A. on
                   behalf of the International Equity Fund

EX-99.B9(b)       -Agency Agreement with Wells Fargo Bank, N.A. on behalf of the Funds

EX-99.B9(d)(x)    -Class A Servicing Plan and form of Shareholder Servicing
                   Agreement

EX-99.B9(d)(xi)   -Class B Servicing Plan and form of Shareholder Servicing
                   Agreement

EX-99.B9(d)(xii)  -Institutional Class Servicing Plan and form of Shareholder
                   Servicing Agreement

EX-99.B10         -Opinion and Consent of Counsel

EX-99.B15(b)(viii)-Class B Distribution Plan

EX-99.B15(c)(viii)-Class A Distribution Plan

EX-99.B18         -Rule 18f-3 Multi-Class Plan, as amended

EX-99.B19         -Powers of Attorney
